                                                   OMB APPROVAL
                                                   OMB Number: 3235-0570
                                                   Expires: November 30, 2005
                                                   Estimated average burden
                                                   hours per response.......5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07505
                                    ---------

                        American Independence Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          3435 Stelzer Rd. Columbus, OH                      43219
--------------------------------------------------------------------------------
     (Address of principal executive offices)              (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 888-266-8787
                                                    ------------

Date of fiscal year end: 10/31/03
                         --------

Date of reporting period: 4/30/03
                          -------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

American Independence Funds Trust
Semi Annual Report
April 30, 2003

Money Market Fund
UltraShort Bond Fund
Intermediate Bond Fund
Stock Fund
International Multi-Manager Stock Fund
Kansas Tax-Exempt Bond Fund

--------------------------------------------------------------------------------
Important Customer Information, Investment Products:
..  Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,
..  Are not insured by the FDIC, and
..  Are subject to investment risks, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services Limited Partnership.

AMERICAN INDEPENDENCE FUNDS TRUST
Money Market Fund
Statement of Assets and Liabilities

                                                                     April 30,
                                                                       2003
                                                                    (Unaudited)
Assets:
Investments, at amortized cost                                     $ 68,275,344
Repurchase agreements, at cost                                        4,726,522
Cash                                                                      7,997
Interest and dividends receivable                                        43,967
Receivable from advisor                                                   3,460
Prepaid expenses and other assets                                         9,842
                                                                   ------------
Total Assets                                                         73,067,132
                                                                   ------------
Liabilities:
Dividends payable                                  $     47,641
Accrued expenses and other payables:
   Investment advisory fees                               9,458
   Administration fees                                    1,200
   Service organization fees                              5,044
   Custodian fees                                         1,261
   Other payables                                         9,444
                                                   ------------
Total Liabilities                                                        74,048
                                                                   ------------
Net Assets consist of:
Capital                                                            $ 72,975,009
Accumulated net investment income                                        17,689
Accumulated net realized gains from investments                             386
                                                                   ------------
Net Assets                                                         $ 72,993,084
                                                                   ============
Service Shares:
   Net Assets                                                      $ 72,993,084
                                                                   ============
   Outstanding Units of Beneficial Interest
    (Shares)                                                         72,934,187
                                                                   ============
   Net asset value, offering and redemption
    price per share                                                $       1.00
                                                                   ============

                        See Notes to Financial Staments
                                       2

AMERICAN INDEPENDENCE FUNDS TRUST
Money Market Fund
Statement of Operations

                                                    Six months ended April 30,
                                                               2003
                                                                    (Unaudited)
Investment Income:
   Interest income                                                 $    534,654
   Dividend income                                                       12,890
                                                                   ------------
Total Investment Income                                                 547,544
                                                                   ------------
Expenses:
   Investment advisory fees                        $     91,171
   Administration fees                                   72,937
   12b-1 fees                                            91,170
   Service organization fees                             91,170
   Accounting fees                                       16,958
   Custodian fees                                         7,293
   Transfer agent fees                                    2,455
   Other fees                                            37,044
                                                   ------------
Total expenses before fee reductions                                    410,198
   Expenses reduced by the Investment Advisor                           (52,851)
   Expenses reduced by the Distributor                                  (91,170)
   Expenses reduced by the Service Organizations                        (61,995)
                                                                   ------------
   Net Expenses                                                         204,182
                                                                   ------------
Net Investment Income                                                   343,362
                                                                   ------------
Realized Gains from Investments:
Net realized gains from investment transactions                             386
                                                                   ------------
Change in Net Assets Resulting from Operations                     $    343,748
                                                                   ============

                        See Notes to Financial Staments
                                       3

AMERICAN INDEPENDENCE FUNDS TRUST
Money Market Fund
Statements of Changes in Net Assets

                                                    Six months
                                                      ended         Year ended
                                                     April 30,      October 31,
                                                       2003            2002
                                                   ------------    ------------
                                                   (Unaudited)
From Investment Activities:
Operations:
   Net investment income                           $    343,362    $  1,118,474
   Net realized gains from investment
    transactions                                            386           1,780
                                                   ------------    ------------
Change in net assets from operations                    343,748       1,120,254
                                                   ------------    ------------
Distributions to Shareholders:
   From net investment income                          (343,362)     (1,123,504)
                                                   ------------    ------------
Change in net assets from shareholder
 distributions                                         (343,362)     (1,123,504)
                                                   ------------    ------------
Capital Share Transactions:
   Proceeds from shares issued                       41,478,481     102,732,173
   Dividends reinvested                                     805           2,128
   Cost of shares redeemed                          (40,508,989)   (104,007,025)
                                                   ------------    ------------
Change in net assets from capital share
 transactions                                           970,297      (1,272,724)
                                                   ------------    ------------
Change in net assets                                    970,683      (1,275,974)
Net Assets:
   Beginning of period                               72,022,401      73,298,375
                                                   ------------    ------------
   End of period*                                  $ 72,993,084    $ 72,022,401
                                                   ============    ============
Share Transactions:
   Issued                                            41,478,480     102,732,173
   Reinvested                                               805           2,128
   Redeemed                                         (40,508,989)   (104,007,025)
                                                   ------------    ------------
Change in Shares                                        970,296      (1,272,724)
                                                   ============    ============

* Includes accumulated net investment income of $ 17,689 and $ 17,689 respectively.
All capital share transactions have been processed at a net asset value of $ 1.00 per share.

                        See Notes to Financial Staments
                                       4

AMERICAN INDEPENDENCE FUNDS TRUST
UltraShort Bond Fund
Statement of Assets and Liabilities

                                                                     April 30,
                                                                       2003
                                                                    (Unaudited)
Assets:
Investments, at value (cost $49,633,817)                           $ 50,259,933
Investment in affiliates, at value
 (cost $2,576,705)                                                    2,576,705
                                                                   ------------
   Total Investments                                                 52,836,638
                                                                   ------------
Interest and dividends receivable                                       338,390
Receivable for investments sold                                           1,315
Prepaid expenses and other assets                                         4,790
                                                                   ------------
Total Assets                                                         53,181,133
                                                                   ------------
Liabilities:
Dividends payable                                  $    134,770
Payable for investments purchased                       500,000
Accrued expenses and other payables:
   Investment advisory fees                               8,068
   Administration fees                                      860
   Service organization fees                              3,391
   Custodian fees                                           849
   Other payables                                         6,481
                                                   ------------
Total Liabilities                                                       654,419
                                                                   ------------
Net Assets consist of:
Capital                                                            $ 51,777,561
Accumulated net investment loss                                         (62,630)
Accumulated net realized gains from investment
 transactions                                                           185,667
Unrealized appreciation from investments                                626,116
                                                                   ------------
Net Assets                                                         $ 52,526,714
                                                                   ============
Service Shares:
   Net Assets                                                      $ 52,526,714
                                                                   ============
   Outstanding Units of Beneficial Interest
    (Shares)                                                          5,153,605
                                                                   ============
   Net asset value, redemption price per share                     $      10.19
                                                                   ============
Maximum Sales Charge - Service Shares                                      3.75%
                                                                   ------------
Maximum Offering Price (100%/(100%- Maximum
 Sales Charge) of net asset value adjusted to
 the nearest cent) per share - Service Shares                      $      10.59
                                                                   ============

                        See Notes to Financial Staments
                                       5

AMERICAN INDEPENDENCE FUNDS TRUST
UltraShort Bond Fund
Statement of Operations

                                                    Six months ended April 30,
                                                               2003
                                                                    (Unaudited)
Investment Income:
   Interest income                                                 $    784,677
   Dividend income from affiliates                                       10,099
                                                                   ------------
Total Investment Income                                                 794,776
                                                                   ------------
Expenses:
   Investment advisory fees                        $     98,894
   Administration fees                                   49,447
   12b-1 fees                                            61,808
   Service organization fees                             61,808
   Accounting fees                                       23,647
   Custodian fees                                         4,944
   Transfer agent fees                                    2,087
   Other fees                                            25,307
                                                   ------------
Total expenses before fee reductions                                    327,942
   Expenses reduced by the Investment Advisor                           (63,385)
   Expenses reduced by the Distributor                                  (61,808)
   Expenses reduced by the Service Organization                         (42,047)
                                                                   ------------
   Net Expenses                                                         160,702
                                                                   ------------
Net Investment Income                                                   634,074
                                                                   ------------
Realized/Unrealized Gains/(Losses) from
 Investments:
Net realized gains from investment transactions                         240,686
Change in unrealized appreciation/depreciation
 from investments                                                       (67,627)
Net realized/unrealized gains from investments                          173,059
                                                                   ------------
Change in Net Assets Resulting from Operations                     $    807,133
                                                                   ============

                        See Notes to Financial Staments
                                       6

AMERICAN INDEPENDENCE FUNDS TRUST
UltraShort Bond Fund
Statements of Changes in Net Assets

                                                    Six months
                                                      ended         Year ended
                                                     April 30,      October 31,
                                                       2003            2002
                                                   ------------    ------------
                                                   (Unaudited)
From Investment Activities:
Operations:
   Net investment income                           $    634,074    $  1,754,605
   Net realized gains/losses from investment
    transactions                                        240,686         (28,235)
   Change in unrealized appreciation/
    depreciation from investments                       (67,627)       (782,995)
                                                   ------------    ------------
Change in net assets from operations                    807,133         943,375
                                                   ------------    ------------
Distributions to Shareholders:
   From net investment income                          (701,569)     (1,779,391)
   From net realized gains from investment
    transactions                                             --        (215,785)
                                                   ------------    ------------
Change in net assets from shareholder
 distributions                                         (701,569)     (1,995,176)
                                                   ------------    ------------
Capital Share Transactions:
   Proceeds from shares issued                       10,398,026      11,415,293
   Dividends reinvested                                 236,995         629,168
   Cost of shares redeemed                           (6,793,211)    (10,037,578)
                                                   ------------    ------------
Change in net assets from capital share
 transactions                                         3,841,810       2,006,883
                                                   ------------    ------------
Change in net assets                                  3,947,374         955,082
Net Assets:
   Beginning of period                               48,579,340      47,624,258
                                                   ------------    ------------
   End of period*                                  $ 52,526,714    $ 48,579,340
                                                   ============    ============
Share Transactions:
   Issued                                             1,021,118       1,120,438
   Reinvested                                            23,276          61,613
   Redeemed                                            (667,157)       (984,534)
                                                   ------------    ------------
Change in Shares                                        377,237         197,517
                                                   ============    ============

* Includes accumulated net investment income/(in excess) of $ (62,630) and $ 4,865 respectively.

                        See Notes to Financial Staments
                                       7

AMERICAN INDEPENDENCE FUNDS TRUST
Intermediate Bond Fund
Statement of Assets and Liabilities

                                                                     April 30,
                                                                       2003
                                                                   (Unaudited)
Assets:
Investments, at value (cost $ 45,321,079)                          $ 47,721,434
Investments in affiliates, at value
 (cost $ 1,301,601)                                                   1,301,601
                                                                   ------------
   Total Investments                                                 49,023,035
                                                                   ------------
Interest and dividends receivable                                       512,639
Receivable for investments sold                                             608
Prepaid expenses and other assets                                         5,282
                                                                   ------------
Total Assets                                                         49,541,564
                                                                   ------------
Liabilities:
Dividends payable                                  $    196,561
Payable for investments purchased                     1,616,552
Accrued expenses and other payables:
   Investment advisory fees                              11,447
   Administration fees                                      792
   Service organization fees                              3,160
   Custodian fees                                           789
   Other payables                                         6,911
                                                   ------------
Total Liabilities                                                     1,836,212
                                                                   ------------
Net Assets consist of:
Capital                                                            $ 44,838,382
Accumulated net investment loss                                         (11,079)
Accumulated net realized gains from investment
 transactions                                                           477,694
Unrealized appreciation from investments                              2,400,355
                                                                   ------------
Net Assets                                                         $ 47,705,352
                                                                   ============
Service Shares:
   Net Assets                                                      $ 47,705,352
                                                                   ============
   Outstanding Units of Beneficial Interest
    (Shares)                                                          4,418,970
                                                                   ============
   Net Asset value, redemption price per share                     $      10.80
                                                                   ============
   Maximum Sales Charge - Service Shares                                   3.75%
                                                                   ------------
   Maximum Offering Price (100%/(100%-Maximum
    Sales Charge) of net asset value adjusted to
    the nearest cent) per share - Service Shares                   $      11.22
                                                                   ============

                        See Notes to Financial Staments
                                       8

AMERICAN INDEPENDENCE FUNDS TRUST
Intermediate Bond Fund
Statement of Operations

                                                    Six months ended April 30,
                                                               2003
                                                                    (Unaudited)
Investment Income:
   Interest income                                                 $  1,189,440
   Dividend income from affiliates                                        4,268
                                                                   ------------
Total Investment Income                                               1,193,708
                                                                   ------------
Expenses:
   Investment advisory fees                        $     94,509
   Administration fees                                   47,255
   12b-1 fees                                            59,068
   Service organization fees                             59,068
   Accounting fees                                       24,149
   Custodian fees                                         4,725
   Transfer agent fees                                    2,003
   Other fees                                            24,581
                                                   ------------
Total expenses before fee reductions                                    315,358
   Expenses reduced by the Investment Advisor                           (36,560)
   Expenses reduced by the Distributor                                  (59,068)
   Expenses reduced by the Service Organization                         (40,163)
                                                                   ------------
   Net Expenses                                                         179,567
                                                                   ------------
Net Investment Income                                                 1,014,141
                                                                   ------------
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions                         477,692
Change in unrealized appreciation/depreciation
 from investments                                                       138,771
                                                                   ------------
Net realized/unrealized gains from investments                          616,463
                                                                   ------------
Change in Net Assets Resulting from Operations                     $  1,630,604
                                                                   ============

                        See Notes to Financial Staments
                                       9

AMERICAN INDEPENDENCE FUNDS TRUST
Intermediate Bond Fund
Statements of Changes in Net Assets

                                                    Six months
                                                      ended         Year ended
                                                     April 30,      October 31,
                                                       2003            2002
                                                   ------------    ------------
                                                   (Unaudited)
From Investment Activities:
Operations:
   Net investment income                           $  1,014,141    $  2,409,747
   Net realized gains from investment
    transactions                                        477,692         559,784
   Change in unrealized appreciation/
    depreciation from investments                       138,771         125,657
                                                   ------------    ------------
Change in net assets from operations                  1,630,604       3,095,188
                                                   ------------    ------------
Distributions to Shareholders:
   From net investment income                        (1,116,930)     (2,304,361)
   From net realized gain on investment                (144,181)             --
                                                   ------------    ------------
Change in net assets from shareholder
 distributions                                       (1,261,111)     (2,304,361)
                                                   ------------    ------------
Capital Share Transactions:
   Proceeds from shares issued                        5,472,877      10,224,656
   Dividends reinvested                                 541,404         747,461
   Cost of shares redeemed                           (6,684,823)     (9,203,488)
                                                   ------------    ------------
Change in net assets from capital share
 transactions                                          (670,542)      1,768,629
                                                   ------------    ------------
Change in net assets                                   (301,049)      2,559,456
Net Assets:
   Beginning of period                               48,006,401      45,446,945
                                                   ------------    ------------
   End of period*                                  $ 47,705,352    $ 48,006,401
                                                   ============    ============
Share Transactions:
   Issued                                               509,759         977,372
   Reinvested                                            50,456          71,403
   Redeemed                                            (623,574)       (879,984)
                                                   ------------    ------------
Change in Shares                                        (63,359)        168,791
                                                   ============    ============

* Includes accumulated net investment income/(in excess) of $ (11,079) and $ 91,710 respectively.

                        See Notes to Financial Staments
                                       10

AMERICAN INDEPENDENCE FUNDS TRUST
Stock Fund
Statement of Assets and Liabilities

                                                                     April 30,
                                                                       2003
                                                                   (Unaudited)
Assets:
Investments, at value (cost $68,430,351)                           $ 66,942,613
Investment in affiliates, at value
 (cost $167,378)                                                        167,378
                                                                   ------------
   Total Investments                                                 67,109,991
                                                                   ------------
Dividends receivable                                                    126,424
Receivable for investments sold                                       1,220,357
Prepaid expenses and other assets                                         6,378
                                                                   ------------
Total Assets                                                         68,463,150
                                                                   ------------
Liabilities:
Payable for investments purchased                  $    540,762
Accrued expenses and other payables:
   Investment advisory fees                              46,971
   Administration fees                                    1,107
   Service organization fees                              4,324
   Custodian fees                                         1,080
   Other payables                                         9,032
                                                   ------------
Total Liabilities                                                       603,276
                                                                   ------------
Net Assets consist of:
Capital                                                            $ 77,777,400
Accumulated net investment income                                       347,573
Accumulated net realized losses from investment
 transactions                                                        (8,777,361)
Unrealized depreciation from investments                             (1,487,738)
                                                                   ------------
Net Assets                                                         $ 67,859,874
Service Shares:
   Net Assets                                                      $ 67,859,874
                                                                   ============
   Outstanding Units of Beneficial Interest
    (Shares)                                                          7,158,143
                                                                   ============
   Redemption price per share                                      $       9.48
                                                                   ============
   Maximum Sales Charge - Service Shares                                   5.00%
                                                                   ------------
   Maximum Offering Price (100%/(100%-Maximum
    Sales Charge) of net asset value adjusted to
    the nearest cent) per share - Service Shares                   $       9.98
                                                                   ============

                        See Notes to Financial Staments
                                       11

AMERICAN INDEPENDENCE FUNDS TRUST
Stock Fund
Statement of Operations

                                                    Six months ended April 30,
                                                               2003
                                                                    (Unaudited)
Investment Income:
   Dividend income                                                 $    982,996
   Dividend income from affiliates                                        4,590
                                                                   ------------
Total Investment Income                                                 987,586
                                                                   ------------
Expenses:
   Investment advisory fees                        $    328,944
   Administration fees                                   65,789
   12b-1 fees                                            82,236
   Service organization fees                             82,236
   Accounting fees                                       17,643
   Custodian fees                                         6,578
   Transfer agent fees                                    2,982
   Other fees                                            31,424
                                                   ------------
Total expenses before fee reductions                                    617,832
   Expenses reduced by the Investment Advisor                           (55,345)
   Expenses reduced by the Distributor                                  (82,236)
   Expenses reduced by the Service Organizations                        (55,914)
                                                                   ------------
   Net Expenses                                                         424,337
                                                                   ------------
Net Investment Income                                                   563,249
                                                                   ------------
Realized/Unrealized Gains (Losses) from
 Investments:
Net realized losses from investment transactions                       (603,699)
Change in unrealized appreciation/depreciation
 from investments                                                     4,061,802
                                                                   ------------
Net realized/unrealized gains from investments                        3,458,103
                                                                   ------------
Change in Net Assets Resulting from Operations                     $  4,021,352
                                                                   ============

                        See Notes to Financial Staments
                                       12

AMERICAN INDEPENDENCE FUNDS TRUST
Stock Fund
Statements of Changes in Net Assets

                                                    Six months
                                                      ended         Year ended
                                                     April 30,      October 31,
                                                       2003            2002
                                                   ------------    ------------
                                                   (Unaudited)
From Investment Activities:
Operations:
   Net investment income                           $    563,249    $  1,235,561
   Net realized losses from investment
    transactions                                       (603,699)     (3,548,319)
   Change in unrealized appreciation/
    depreciation from investments                     4,061,802      (7,670,377)
                                                   ------------    ------------
Change in net assets from operations                  4,021,352      (9,983,135)
                                                   ------------    ------------
Distributions to Shareholders:
   From net investment income                        (1,249,994)     (1,030,963)
                                                   ------------    ------------
Change in net assets from shareholder
 distributions                                       (1,249,994)     (1,030,963)
                                                   ------------    ------------
Capital Share Transactions:
   Proceeds from shares issued                        5,788,955      15,387,223
   Dividends reinvested                                 700,807         537,703
   Cost of shares redeemed                           (7,858,531)    (11,916,503)
                                                   ------------    ------------
Change in net assets from capital share
 transactions                                        (1,368,769)      4,008,423
                                                   ------------    ------------
Change in net assets                                  1,402,589      (7,005,675)
Net Assets:
   Beginning of period                               66,457,285      73,462,960
                                                   ------------    ------------
   End of period*                                  $ 67,859,874    $ 66,457,285
                                                   ============    ============
Share Transactions:
   Issued                                               633,986       1,478,269
   Reinvested                                            76,591          48,355
   Redeemed                                            (855,775)     (1,127,333)
                                                   ------------    ------------
Change in Shares                                       (145,198)        399,291
                                                   ============    ============

* Includes accumulated net investment income of $ 347,573 and $ 1,034,318, respectively.

                        See Notes to Financial Staments
                                       13

AMERICAN INDEPENDENCE FUNDS TRUST
International Multi-Manager Stock Fund
Statement of Assets and Liabilities
                                                                                    April 30,
                                                                                      2003
                                                                                  (Unaudited)
Assets:
Investment in International Equity Portfolio                                     $  51,409,907
Prepaid expenses and other assets                                                        5,312
                                                                                 -------------
Total Assets                                                                        51,415,219
                                                                                 -------------
Liabilities:
Accrued expenses and other payables:
   Investment advisory fees                                     $      14,126
   Administration fees                                                    621
   Service organization fees                                            3,232
   Other payables                                                       6,696
                                                                -------------
Total Liabilities                                                                       24,675
                                                                                 -------------
Net Assets consist of:
Capital                                                                          $  67,242,059
Accumulated net investment income                                                       87,070
Accumulated net realized losses from investment transactions                        (7,712,067)
Unrealized depreciation from investments                                            (8,226,518)
                                                                                 -------------
Net Assets                                                                       $  51,390,544
                                                                                 =============
Service Shares:
   Net Assets                                                                    $  51,390,544
                                                                                 =============
   Outstanding Units of Beneficial Interest (Shares)                                 6,104,957
                                                                                 =============
   Net asset value, redemption price per share                                   $        8.42
                                                                                 =============
   Maximum Sales Charge - Service Shares                                                  5.00%
                                                                                 -------------
   Maximum Offering Price (100%/(100%- Maximum
    Sales Charge) of net asset value
    adjusted to the nearest cent) per share -
    Service Shares                                                               $        8.86
                                                                                 =============

                       See Notes to Financial Statements
                                       14

AMERICAN INDEPENDENCE FUNDS TRUST
International Multi-Manager Stock Fund
Statement of Operations
                                                                                Six months
                                                                                   ended
                                                                                 April 30,
                                                                                    2003
                                                                                (Unaudited)

Investment Income allocated from
International Equity Portfolio:
   Income from International Equity Portfolio                                   $    740,813
   Foreign tax withholding                                                          (106,071)
   Expenses from International Equity Portfolio                                     (114,906)
                                                                                ------------
Net Investment Income allocated from
 International Equity Portfolio:                                                     519,836
                                                                                ------------
Expenses:
   Investment advisory fees                                     $     94,759
   Administration fees                                                35,535
   12b-1 fees                                                         59,224
   Service organization fees                                          59,224
   Accounting fees                                                    14,877
   Transfer agent fees                                                 2,310
   Other fees                                                         21,644
                                                                ------------
Total expenses before fee reductions                                                 287,573
   Expenses reduced by the Investment Advisor                                        (11,845)
   Expenses reduced by the Distributor                                               (59,224)
   Expenses reduced by the Service Organization                                      (40,289)
                                                                                ------------
   Net Expenses                                                                      176,215
                                                                                ------------
Net Investment Income                                                                343,621
                                                                                ------------
Realized/Unrealized Gains/(Losses) from
 Investments:
Net realized losses from investment transactions                                  (1,491,020)
Change in unrealized appreciation/depreciation
 from investments                                                                  3,212,635
                                                                                ------------
Net realized/unrealized gains from investments                                     1,721,615
                                                                                ------------
Change in Net Assets Resulting from
 Operations                                                                     $  2,065,236
                                                                                ============

                       See Notes to Financial Statements
                                       15

AMERICAN INDEPENDENCE FUNDS TRUST
International Multi-Manager Stock Fund
Statements of Changes in Net Assets

                                                    Six months
                                                      ended         Year ended
                                                     April 30,      October 31,
                                                       2003            2002
                                                   ------------    ------------
From Investment Activities:                        (Unaudited)
Operations:
   Net investment income                           $    343,621    $    556,632
   Net realized losses from investment
    transactions                                     (1,491,020)     (3,878,034)
   Change in unrealized appreciation/
    depreciation from investments                     3,212,635      (1,986,454)
                                                   ------------    ------------
Change in net assets from operations                  2,065,236      (5,307,856)
                                                   ------------    ------------
Distributions to Shareholders:
   From net investment income                          (819,512)       (325,334)
Change in net assets from shareholder              ------------    ------------
 distributions                                         (819,512)       (325,334)
                                                   ------------    ------------
Capital Share Transactions:
   Proceeds from shares issued                        8,028,426      15,606,983
   Dividends reinvested                                 385,545         167,948
   Cost of shares redeemed                           (4,826,989)    (11,626,627)
Change in net assets from capital share            ------------    ------------
 transactions                                         3,586,982       4,148,304
                                                   ------------    ------------
Change in net assets                                  4,832,706      (1,484,886)
Net Assets:
   Beginning of period                               46,557,838      48,042,724
                                                   ------------    ------------
   End of period*                                  $ 51,390,544    $ 46,557,838
                                                   ============    ============
Share Transactions:
   Issued                                               996,007       1,676,607
   Reinvested                                            47,716          17,716
   Redeemed                                            (595,400)     (1,236,621)
                                                   ------------    ------------
Change in Shares                                        448,323         457,702
                                                   ============    ============

* Includes accumulated net investment income of $ 84,992 and $ 447,201 respectively.
                       See Notes to Financial Statements
                                       16

AMERICAN INDEPENDENCE FUNDS TRUST
Kansas Tax-Exempt Bond Fund
Statement of Assets and Liabilities
                                                                                    April 30,
                                                                                      2003
                                                                                  (Unaudited)
Assets:
Investments, at value (cost $ 139,887,433)                                      $  148,282,189
Interest and dividends receivable                                                    1,671,976
Prepaid expenses and other assets                                                       12,902
                                                                                 -------------
Total Assets                                                                       149,967,067
                                                                                 -------------
Liabilities:
Dividends payable                                               $     466,187
Accrued expenses and other payables:
   Investment advisory fees                                            36,551
   Administration fees                                                  2,457
   Service organization fees                                            9,939
   Custodian fees                                                       2,437
   Other payables                                                      13,106
                                                                -------------
Total Liabilities                                                                      530,677
                                                                                 -------------
Net Assets consist of:
Capital                                                                          $ 142,960,288
Accumulated net investment income                                                       87,304
Accumulated net realized losses from
 investment transactions                                                            (2,005,958)
Unrealized appreciation from investments                                             8,394,756
                                                                                 -------------
Net Assets                                                                       $ 149,436,390
                                                                                 =============
Institutional Class Shares:
   Net Assets                                                                    $ 148,760,683
                                                                                 -------------
   Outstanding Units of Beneficial Interest
    (Shares)                                                                        13,444,741
                                                                                 =============
   Net asset value, redemption price per
    share                                                                        $       11.06
                                                                                 =============
Class A Shares:
   Net Assets                                                                    $     675,707
                                                                                 =============
   Outstanding Units of Beneficial Interest
    (Shares)                                                                            61,093
                                                                                 =============
   Net asset value, redemption price per share                                   $       11.06
                                                                                 =============
Maximum Sales Charge - Class A Shares                                                     4.00%
                                                                                 -------------
   Maximum Offering Price (100%/(100%-
    Maximum Sales Charge) of net asset value
    adjusted to the nearest cent)                                                $       11.52
                                                                                 =============

                       See Notes to Financial Statements
                                       17

AMERICAN INDEPENDENCE FUNDS TRUST
Kansas Tax-Exempt Bond Fund
Statement of Operations
                                                                                     Six
                                                                                 months ended
                                                                                   April 30,
                                                                                     2003
                                                                                  (Unaudited)
Investment Income:
   Interest income                                                               $  3,299,955
                                                                                 ------------
Total Investment Income                                                             3,299,955
                                                                                 ------------
Expenses:
   Investment advisory fees                                     $    221,048
   Administration fees                                               147,368
   12b-1 Class A                                                       2,186
   Service organization Institutional Class                          183,480
   Service organization Class A                                          729
   Accounting fees                                                    28,851
   Custodian fees                                                     14,735
   Transfer agent fees                                                17,399
   Other fees                                                         71,727
                                                                ------------
Total expenses before fee reductions                                                  687,523
   Expenses reduced by the Investment Advisor                                        (117,977)
   Expenses reduced by the Distributor                                                 (1,166)
   Expenses reduced by the Service Organization                                      (125,261)
                                                                                 ------------
   Net Expenses                                                                       443,119
                                                                                 ------------
Net Investment Income                                                               2,856,836
                                                                                 ------------
Realized/Unrealized Gains/(Losses) from
 Investments:
Net realized losses from investment transactions                                       (5,753)
Change in unrealized appreciation/depreciation
 from investments                                                                   1,695,765
                                                                                 ------------
Net realized/unrealized gains from investments                                      1,690,012
                                                                                 ------------
Change in Net Assets Resulting from Operations                                   $  4,546,848
                                                                                 ============

                       See Notes to Financial Statements
                                       18

AMERICAN INDEPENDENCE FUNDS TRUST
Kansas Tax-Exempt Bond Fund
Statements of Changes in Net Assets

                                                    Six months
                                                      ended         Year ended
                                                     April 30,      October 31,
                                                       2003            2002
                                                  -------------   -------------
From Investment Activities:                        (Unaudited)
Operations:
   Net investment income                          $   2,856,836   $   5,898,406
   Net realized losses from investment
    transactions                                         (5,753)         (3,045)
   Change in unrealized appreciation/
    depreciation from investments                     1,695,765         959,429
                                                  -------------   -------------
Change in net assets from operations                  4,546,848       6,854,790
                                                  -------------   -------------
Distributions to Institutional Class
 Shareholders:
   From net investment income                        (2,841,852)     (5,807,713)
Distributions to Class A Shareholders:
   From net investment income                           (10,275)         (1,833)
                                                  -------------   -------------
Change in net assets from capital share
 transactions                                        (2,852,127)     (5,809,546)
                                                  -------------   -------------
Capital Transactions:
   Proceeds from shares issued                       10,909,333      36,671,753
   Dividends reinvested                                 486,696         790,368
   Cost of shares redeemed                          (14,733,194)    (30,276,946)
                                                  -------------   -------------
Change in net assets from capital
 transactions                                        (3,337,165)      7,185,175
                                                  -------------   -------------
Change in net assets                                 (1,642,444)      8,230,419
Net Assets:
   Beginning of period                              151,078,834     142,848,815
                                                  -------------   -------------
   End of period*                                 $ 149,436,390   $ 151,078,834
                                                  =============   =============
Share Transactions:
   Issued                                               992,296       3,397,741
   Reinvested                                            44,316          73,252
   Redeemed                                          (1,341,413)     (2,813,350)
                                                  -------------   -------------
Change in Shares                                       (304,801)        657,643
                                                  =============   =============

* Includes accumulated net investment income of $ 87,304 and $ 82,595 respectively.

                       See Notes to Financial Statements
                                       19

AMERICAN INDEPENDENCE FUNDS TRUST
Money Market Fund
Schedule of Portfolio Investments
April 30, 2003
(Unaudited)

                                                    Principal       Amortized
                                                      Amount           Cost
                                                   ------------    ------------
Repurchase Agreements (6.5%)
US Treasuries (6.5%)
BancAmerica Securities, Inc., 1.32%,
 5/1/03, ( Purchased on 4/30/03, proceeds
 at maturity $ 4,726,695, collateralized by
 The Bank of New York, fair value $ 4,821,053)        4,726,522    $  4,726,522
                                                                   ------------
Total Repurchase Agreements                                           4,726,522
Bank Notes (8.2%)                                                  ------------
Banking (8.2%)
First USA Bank, 1.51%*, 5/12/03                       3,000,000       3,004,748
National City Bank of Indiana, 1.27%*, 6/9/03         3,000,000       2,999,815
                                                                   ------------
Total Bank Notes                                                      6,004,563
                                                                   ------------
Commercial Paper ** (64.0%)
Asset Backed Securities (43.3%)
Barton Capital Corp., 1.25%, 5/13/03 (b) (c)          3,000,000       2,998,750
Clipper Receivables Corp, 1.27%, 7/21/03 (c)          3,000,000       2,991,428
Fcar Owner Trust I, 1.27%, 6/11/03                    3,000,000       2,995,661
Golden Funding Corp., 1.28%, 5/12/03 (b)              3,000,000       2,998,827
Jupiter Security Corp., 1.26%, 5/6/03 (b) (c)         3,030,000       3,029,470
Long Lane Master Trust IV, 1.30%, 5/20/03 (b) (c)     3,688,000       3,685,469
Moat Funding LLC, 1.33%, 6/26/03 (b) (c)              3,574,000       3,566,606
Old Line Funding, 1.25%, 6/24/03 (b) (c)              3,211,000       3,204,979
Preferred Receivables Funding, 1.26%, 8/12/03
 (b) (c)                                              3,000,000       2,989,185
Scaldis Capital LLC, 1.28%, 5/15/03 (b) (c)           2,058,000       2,056,976
Scaldis Capital LLC, 1.31%, 6/9/03 (b) (c)            1,154,000       1,152,362
                                                                   ------------
                                                                     31,669,713
                                                                   ------------
Banking (12.5%)
Fountain Square, 1.28%, 5/1/03 (b) (c)                3,000,000       2,999,999
Kitty Hawk Funding Corp., 1.28%, 5/20/03 (b) (c)      2,643,000       2,641,215
Stellar Funding Group, 1.27%, 6/24/03 (b) (c)         2,000,000       1,996,190
Stellar Funding Group, 1.30%, 5/30/03 (b) (c)         1,464,000       1,462,467
                                                                   ------------
                                                                      9,099,871
                                                                   ------------
Foreign Banks (8.2%)
Atlantis One Funding Corp., 1.20%, 6/6/03 (b) (c)     3,000,000       2,996,400
Tulip Funding Corp., 1.26%, 9/30/03 (b) (c)           3,000,000       2,984,040
                                                                   ------------
                                                                      5,980,440
                                                                   ------------
Total Commercial Paper                                               46,750,024
                                                                   ------------
Medium Term/Senior Notes (17.2%)
Financial Services (13.1%)
Citigroup, Inc., 1.42%*, 5/30/03                      3,000,000       3,000,210
General Electric Capital Corp., 1.43%*, 7/22/03       3,000,000       3,004,314
Merrill Lynch & Co., 1.63%*, 7/7/03                   3,500,000       3,510,945
                                                                   ------------
                                                                      9,515,469
                                                                   ------------

                       See Notes to Financial Statements
                                       20

AMERICAN INDEPENDENCE FUNDS TRUST
Money Market Fund
Schedule of Portfolio Investments
April 30, 2003
(Unaudited)

                                                    Principal       Amortized
                                                      Amount           Cost
                                                   ------------    ------------
Medium Term/Senior Notes, continued
Motor Vehicles (4.1%)
American Honda Finance, 1.54%*, 5/19/03               1,000,000    $  1,001,868
American Honda Finance, 1.43%*, 7/8/03                2,000,000       2,003,420
                                                                   ------------
                                                                      3,005,288
                                                                   ------------
Total Medium Term/Senior Notes                                       12,520,757
                                                                   ------------
Promissory Notes (4.1%)
Financial Services (4.1%)
Goldman Sachs Group, Inc., 1.25%, 9/26/03             3,000,000       3,000,000
                                                                   ------------
Total Promissory Notes                                                3,000,000
                                                                   ------------
Total Investments (Amortized Cost $73,001,866)
 (a) - 100.0%                                                        73,001,866
Liabilities in excess of other assets - 0.0%                             (8,782)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 72,993,084
                                                                   ============
----------
(a)  Cost for federal income tax and financial reporting purposes are the same.
(b) Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.
(c) Represents section 4(2) commercial paper which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.
* Variable rate securities. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2003. Maturity date reflects next rate change date.
** Discount securities. The rate represents the effective yield on date of purchase.

                       See Notes to Financial Statements
                                       21

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------
Asset Backed Securities (23.1%)

Asset Backed Securities Corp., 1.57%*, 5/15/03          591,708    $    592,225

Capital Auto Receivables Asset Trust,
 Series 2001-1, Class A5, 1.39%*, 5/15/03             1,000,000       1,000,549

Chase Funding Mortgage Loan
 Aquisition Trust, 1.56%*, 5/25/03                      850,120         850,651

Chase Funding Mortgage Loan
 Asset-Backed Certificates, 1.57%*, 5/25/03              73,322          73,316
Chesapeake Funding LLC, Series
 2002-1, Class A1, 1.50%*, 5/7/03                     1,000,000       1,000,620

Countrywide Asset-Backed Certificates,
 1.72%*, 5/25/03                                        770,615         772,452

Countrywide Asset-Backed Certificates,
 2.01%*, 5/25/03                                        488,534         488,534

Countrywide Home Equity Loan Trust,
 Class A, 1.55%*, 5/15/03                               444,232         444,328

Fannie Mae Grantor Trust, 1.43%*, 5/26/03               500,000         500,000

Fannie Mae Whole Loan, 1.41%*, 5/25/03                  400,465         400,737

Fannie Mae Whole Loan, Series 2001-
 W1, Class AV1, 1.44%, 5/25/31                          849,365         857,859

Fleet Home Equity Loan Trust, 1.57%*, 6/20/03           500,000         500,000

Freddie Mac Structured Pass Through
 Securities, 1.45%*, 5/25/03                            658,213         657,289

Household Home Equity Loan Trust,
 Series 2002-2, Class A, 1.62%*, 5/20/03                678,960         679,827

IMC Home Equity Loan Trust, Series
 1998-3, Class A6, 6.40%, 4/20/26                       307,496         312,735

Option One Mortgage Loan Trust, 1.74%*, 5/25/03         471,507         473,484

Pass Through Amortizing Credit Card Trust,
 Series 2002-1A, Class A1FL, 2.07%, 6/18/12             214,847         214,511

Principal Residential Mortgage, Series
 2001-1, Class A2, 1.61%*, 5/20/03 (b)                  500,000         500,004

Residential Asset Securities Corp.,
 1.55%*, 5/25/03                                        390,274         389,823

Rffc 03-RP1 A                                           500,000         500,000
Salomon Brothers Mortgage Securities
 VII, 1.64%, 5/25/03                                    412,782         412,588
USAA Auto Owner Trust, Series
  2001-1, Class A4, 5.08%, 3/15/06                      500,000         518,747
                                                                   ------------
Total Asset Backed Securities                                        12,140,279
                                                                   ------------

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------
Collateralized Mortgage Obligations (17.5%)

Bank of America Mortgage Securities,
 Series 2002-G, Class 2A1, 7.07%, 7/20/32               183,547    $    191,398

CS First Boston Mortgage Securities
 Corp., 4.92%*, 5/25/03                                 648,058         657,599

CS First Boston Mortgage Securities
 Corp., 5.44%*, 5/19/03                                 432,100         440,104

Fannie Mae, Series 1999-35, Class PH,
 6.00%, 6/25/20                                         500,000         504,783

Fannie Mae Whole Loan, 5.30%, 5/25/42                   600,000         634,263

Freddie Mac, Series 1694, Class A,
 6.50%, 9/15/23                                         750,000         800,629

Freddie Mac, Series T-22, Class A7,
 1.46%, 11/25/29                                        849,543         853,865

Mall of America Capital Co., LLC,
 Series 2000-1, Class A, 1.60%*, 5/12/03 (b)            600,000         600,849

Merrill Lynch Mortgage Investors, Inc.,
 4.21%*, 5/25/03                                        495,389         500,352

Merrill Lynch Mortgage Investors, Inc.,
 Series 1994-D, Class A, 4.65%*, 5/25/03                 24,457          24,500

MLCC Mortgage Investors, Inc., 1.66%*, 5/25/03          597,937         598,855

MLCC Mortgage Investors, Inc., 1.69%*, 5/15/03          461,196         462,145

MLCC Mortgage Investors, Inc., 1.71%*, 5/15/03          696,690         698,237

Sequoia Mortgage Trust, 1.67%*, 5/20//03                680,561         679,340

Small Business Administration, Series
 2000-10C, Class 1, 7.88%, 5/1/10                       244,582         271,591

Structured Asset Securities Corp., 3.83%*,
 5/25/03                                                500,000         507,549
Vendee Mortgage Trust, Series 2001-1,
 Class 2B, 7.00%, 12/15/22                              770,997         783,376
                                                                   ------------
Total Collateralized Mortgage Obligations                             9,209,435
                                                                   ------------
Corporate Bonds (17.4%)

Aerospace/Defense (0.7%)

General Dynamics Corp., 1.56%*, 6/2/03                  225,000         225,138

Raytheon Co., 5.70%, 11/1/03                            150,000         151,895
                                                                   ------------
                                                                        377,033
                                                                   ------------
Automotive (0.4%)

Daimler Chrysler NA Holdings, 1.66%*, 5/16/03           200,000         199,132
                                                                   ------------

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)

                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------
Corporate Bonds, continued

Banking (2.5%)

Associated Bank Green Bay, 1.39%*, 7/10/03              250,000    $    250,191

Bank One Corp., 7.63%, 8/1/05                           125,000         140,295
Marshall & Ilsley Corp., 6.38%, 7/15/03                 300,000         302,918

Old Kent Bank, 7.75%, 8/15/10                           200,000         222,479
PNC Bank N.A., 7.88%, 4/15/05                           245,000         269,517
State Street Cap Trust II, 1.87%*, 5/15/03              150,000         150,078
                                                                   ------------
                                                                      1,335,478
                                                                   ------------
Data Processing Services (0.3%)

Oracle Corp., 6.72%, 2/15/04                            150,000         156,140
                                                                   ------------
Electronic Components/Instruments (0.2%)

Philips Electric NV, 6.75%, 8/15/03                     100,000         101,394
                                                                   ------------
Financial Services (4.5%)

American Honda Finance, 1.69%*, 5/15/03 (b)             150,000         150,860

Citigroup, Inc., 5.75%, 5/10/06                         200,000         219,074

Ford Motor Credit Co., 1.51%*, 7/28/03                  375,000         354,333

General Electric Cap Corp., 1.41%*, 6/16/03             205,000         205,405

General Motors Acceptance Corp., 3.34%*, 6/4/03         200,000         199,933

GMAC Mortgage Corp., Series
 2001-HE3, Class A2, 1.60%*, 5/25/03                    500,000         499,359

Merrill Lynch & Co., 1.74%*, 5/22/03                    225,000         225,922

Morgan Stanley Dean Witter, 6.10%, 4/15/06              200,000         219,564

Structured Asset Trust Unit
 Repackaging, 1.64%*, 5/28/03 (b)                       300,000         300,225
                                                                   ------------
                                                                      2,374,675
                                                                   ------------
Food/Beverage Products (1.5%)

Campbell Soup Co., 1.76%*, 7/18/03                      150,000         150,248

Conagra Foods, Inc., 2.02%*, 6/10/03                    150,000         150,146

General Mills, Inc., 8.11%, 11/18/04                    125,000         135,974
Heinz CO., 6.56%*, 11/15/03 (b)                         150,000         153,703
Kraft Foods Inc., 1.54%*, 5/27/03                       200,000         197,972
                                                                   ------------
                                                                        788,043
                                                                   ------------
Forestry (0.3%)

Weyerhaeuser Co., 2.38%*, 6/16/03                       150,000         150,029
                                                                   ------------
Industrial Goods & Services (0.3%)

Masco Corp., 6.13%, 9/15/03                             155,000         157,397
                                                                   ------------

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)

                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------
Corporate Bonds, continued

Insurance (0.8%)

Allstate Financial Global Fund, 1.61%*, 5/1/03          250,000    $    250,131

Progressive Corp., 6.60%, 1/15/04                       150,000         155,233
                                                                   ------------
                                                                        405,364
                                                                   ------------
Metals & Mining (0.3%)

Alcoa, Inc., 1.61%*, 6/6/03                             170,000         170,431
                                                                   ------------
Oil & Gas Exploration Products & Services (1.5%)

Smith International, Inc., 2.41%*, 7/15/03 (b)          150,000         150,122

Transocean, Inc., 6.75%, 4/15/05                        200,000         216,608
Union Pacific Resources, 6.50%, 5/15/05                 275,000         296,619

USX Corp., 9.63%, 8/15/03                               140,000         142,916
                                                                   ------------
                                                                        806,265
                                                                   ------------
Oil & Gas Transmission (0.3%)

Duke Energy Field Services Corp., 7.50%, 8/16/05        150,000         164,202
                                                                   ------------
Pharmaceuticals (0.9%)

Bristol-Myers Squibb Co., 4.75%, 10/1/06                225,000         239,276

Wyeth, 7.90%, 2/15/05                                   200,000         220,548
                                                                   ------------
                                                                        459,824
                                                                   ------------
Railroads (0.3%)

Norfolk Southern Corp., 7.88%, 2/15/04                  155,000         162,414
                                                                   ------------
Schools (0.7%)

Loyola University of Chicago, 7.35%, 8/24/04            325,000         346,404
                                                                   ------------
Special Purpose Entity  (1.9%)

Education Funding Capital Trust, 2.86%*, 5/12/03        300,000         300,187

Monumental Global Funding, 6.05%, 1/19/06 (b)           150,000         164,788

Principal Life Global, 1.65%*, 5/1/03                   250,000         250,117
Protective Life, 5.50%, 5/14/04 (b)                     250,000         260,308
                                                                   ------------
                                                                        975,400
                                                                   ------------
Total Corporate Bonds                                                 9,129,625
                                                                   ------------
Medium Term/Senior Notes (4.5%)

Aerospace/Defense Equipment (0.3%)

Parker Hanifan Corp., 2.09%*, 7/1/03                    150,000         150,196
                                                                   ------------
Air transportation services (0.1%)

NWA Trust, Series A, 8.26%, 3/10/06                      85,400          57,645
                                                                   ------------

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------
Medium Term/Senior Notes, continued

Banking (2.3%)

Bank of America Corp., Series H, 1.59%*, 5/27/03        300,000    $    301,052
Key Corp Bank, Series F, 1.59%*, 5/30/03                250,000         249,810

Mercantile Bancorp, 7.05%, 6/15/04                      400,000         424,614
Washington Mutual Bank, 1.67%*, 7/25/03                 260,000         260,989
                                                                   ------------
                                                                      1,236,465
                                                                   ------------
Computer Hardware (0.3%)

Compaq Computer Corp., 6.20%, 5/15/03                   150,000         150,153
                                                                   ------------
Electric - Integrated (0.5%)

Dominion Resources, Inc., Series A,
 1.88%*, 7/2/03                                         250,000         250,090
                                                                   ------------
Financial Services (1.0%)

Golden Funding Corp., 1.85%*, 8/1/03 (b)                250,000         250,354

John Hancock Global Funding II, 1.45%*,
 6/12/03 (b)                                            250,000         249,370
                                                                   ------------
                                                                        499,724
                                                                   ------------
Total Medium Term/Senior Notes                                        2,344,273
                                                                   ------------
Taxable Municipal Bonds (5.5%)

California (0.7%)

San Francisco, Affordable Housing,
 Series D, GO, 5.50%, 6/15/05, OID                      350,000         370,783
                                                                   ------------
Connecticut (0.9%)

East Hartford, GO, 7.10%, 1/15/05                       100,000         108,539
State, Series A, GO, 6.50%, 12/1/03                     375,000         385,856
                                                                   ------------
                                                                        494,395
                                                                   ------------
Illinois (0.8%)

Chicago, GO, 7.30%, 1/1/04, FGIC                        400,000         415,524
                                                                   ------------
Maine (0.5%)

State, GO, 6.95%, 7/1/04                                225,000         239,018
                                                                   ------------
New Jersey (0.9%)

Hudson County, GO, 6.09%, 9/1/05, FSA                   485,000         513,309
                                                                   ------------
Oregon (0.3%)

Cow Creek Band Umpqua Tribe of Indians, Revenue,
 Series A, 6.20%, 7/1/03, AMBAC (b)                     145,000         146,092
                                                                   ------------

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------
Taxable Municipal Bonds, continued

Washington (1.0%)

State, Student Loan Finance Association,
 Education Loan Revenue, 1.40%*, 5/9/03                 500,000    $    500,000

Wisconsin  (0.4%)

Beaver Dam, 5.50%, 9/1/04                               220,000         229,755
                                                                   ------------
Total Taxable Municipal Bonds                                         2,908,876
                                                                   ------------
U.S. Government Agencies (3.7%)

Fannie Mae (2.8%)

3.34%*, 5/25/03                                          83,016          84,747
3.64%, 7/1/07                                           995,852       1,017,325
6.50%, 12/1/15                                          251,324         266,630
8.50%, 8/1/30                                            97,980         105,869
                                                                   ------------
                                                                      1,474,571
                                                                   ------------
Freddie Mac (0.9%)

5.61%*, 5/25/03                                         487,609         488,058
                                                                   ------------
Total U.S. Government Agencies                                        1,962,629
                                                                   ------------
U.S. Government Agency Pass-Through Securities (1.6%)

Fannie Mae (1.3%)

6.20%, 6/1/06, Pool # 383652                            515,431         557,200
6.40%*, 5/25/03, Pool # 365421                          127,718         134,608
                                                                   ------------
                                                                        691,808
                                                                   ------------
Freddie Mac (0.1%)

4.68%*, 6/15/03, Pool # 846367                           44,956          46,885
                                                                   ------------
Small Business Administration (0.2%)

4.73%*, 7/1/03, Pool # 503664                            31,132          32,893
4.88%*, 7/1/03, Pool # 503653                            34,198          35,878
5.48%*, 7/1/03, Pool # 502966                            27,380          29,273
                                                                   ------------
                                                                         98,044
                                                                   ------------
Total U.S. Government Agency Pass-Through
 Securities                                                             836,737
                                                                   ------------

U.S. Government Bond (2.7%)

Housing and Urban Development (2.7%)

Housing Urban Development, 7.13%, 8/1/03              1,400,000       1,420,874
                                                                   ------------
Total U.S. Government Bond                                            1,420,874
                                                                   ------------

AMERICAN INDEPENDENCE FUNDS TRUST

UltraShort Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------
U.S. Treasury Obligations  (16.4%)

U.S. Treasury Notes  (16.4%)

3.63%, 1/15/08                                        3,450,000    $  4,324,929
3.88%, 6/30/03                                        4,250,000       4,271,586
                                                                   ------------
Total U.S. Treasury Obligations                                       8,596,515
                                                                   ------------
Investment Companies  (8.2%)

American AAdvantage U.S. Government
 Money Market Fund  (c)                               2,576,705       2,576,705

Federated Treasury Obligations Fund                   1,710,690       1,710,690
                                                                   ------------
Total Investment Companies                                            4,287,395
                                                                   ------------

Total Investments (Cost $52,210,522)(a) - 100.6%                     52,836,638
Liabilities in excess of other assets - (0.6)%                         (309,924)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 52,526,714
                                                                   ============

------------
* Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2003. Maturity date reflects next rate change date.

(a) Represents cost for federal tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:
Unrealized appreciation            $    677,934
Unrealized depreciation                 (58,818)
                                   ------------
Net unrealized appreciation        $    626,116
                                   ============

(b) Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.
(c) Affiliate.
AMBAC - Insured by AMBAC Indemnity Corp.
FGIC - Insured by Financial Guaranty Insurance Corp.
FSA - Insured by Financial Security Assurance Inc.
GO - General Obligation
LLC - Limited Liability Corp.
OID - Original Issue Discount

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------
Asset Backed Securities (5.4%)

Chase Funding Mortgage Loan, Series
 2002-2, Class 1A5,  5.83%*, 5/25/03                    400,000    $    410,970

Countrywide Asset-Backed Certificates,
 Series 2000-1, Class MV1, 1.79%*, 5/25/03              400,000         399,608

EQCC Home Equity Loan Trust, Series
 1996-2, Class A4, 7.50%, 6/15/21                       302,506         303,449

Green Tree Financial Corp., Series
 1997-7, Class A8, 6.86%, 7/15/29                       404,185         419,408
Household Consumer Loan Trust, Series
 1997-1, Class A3, 1.66%*, 5/15/03                      166,667         164,444
Rffc 03-RP1 A                                           500,000         500,001
USAA Auto Owner Trust, Series
 2001-1, Class A4, 5.08%, 3/15/06                       350,000         363,123
                                                                   ------------
Total Asset Backed Securities                                         2,561,003
                                                                   ------------
Collateralized Mortgage Obligations (4.9%)

American Housing Trust, Series VI,
 Class 1-I, 9.15%, 5/25/20                              234,379         243,883

Asset Securitization Corp., Series
 1997-D4, Class A1C, 7.42%, 4/14/27                     750,000         806,576

GMAC Commercial Mortgage Securities, Inc.,
 Series 1996-C1, Class A2B, 7.22%, 2/15/06              164,599         166,348

Merrill Lynch Mortgage Investors, Inc.,
 Series 1997-C1, Class A3, 7.12%, 6/18/29             1,000,000       1,124,116
                                                                   ------------
Total Collateralized Mortgage Obligations                             2,340,923
                                                                   ------------
Corporate Bonds (34.0%)

Agricultural Operations (0.3%)

Cargill, Inc., 6.38%, 6/1/12, (b)                       125,000         140,955
                                                                   ------------
Air Courier Services (0.3%)

Fedex Corp., 7.52%, 1/15/18                             133,450         143,398
                                                                   ------------
Airlines (0.6%)

Continental Airlines, Inc., Series 972A,
 7.15%, 6/30/07                                         273,028         201,004

Continental Airlines, Series 01-1, Class C,
 7.03%, 6/15/11                                         139,159          79,321
                                                                   ------------
                                                                        280,325
                                                                   ------------
Automotive (0.5%)

Daimler Chrysler, 7.75%, 1/18/11                        200,000         233,116
                                                                   ------------

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------
Corporate Bonds, continued

Banking (10.3%)

AmSouth Bancorp, 6.13%, 3/1/09                          225,000    $    250,576
Associated Banc Corp., 6.75%, 8/15/11                   200,000         222,101

Bank of America Corp., 7.40%, 1/15/11                   300,000         360,690

Bank One Corp., 10.00%, 8/15/10                         230,000         305,482
BB&T Corp., 6.50%, 8/1/11                               125,000         142,361
BB&T Corp., 7.25%, 6/15/07                              125,000         143,584
Chase Capital VI, 1.97%*, 5/1/03                        350,000         303,462
Citigroup Inc., 6.50%, 1/18/11                          165,000         188,926
City National Bank, Series AI, 6.75%, 9/1/11            250,000         278,709

First Union National Bank, 7.80%, 8/18/10               300,000         366,138

Firstar Bank N.A., 7.13%, 12/1/09                       150,000         177,800
FleetBoston Financial Corp., 3.85%, 2/15/08             165,000         167,944

Lincoln National Corp., 7.25%, 5/15/05                  200,000         217,819

Manufacturers & Traders Trust Co.,
 8.00%, 10/1/10                                         150,000         181,520

Marshall & Ilsley Bank, 6.38%, 9/1/11                   200,000         227,076
National City Bank, 6.20%, 12/15/11                     150,000         168,827
Old Kent Bank, 7.75%, 8/15/10                           200,000         222,479
PNC Bank N.A., 7.88%, 4/15/05                           250,000         275,018
Suntrust Bank, 6.90%, 7/1/07                            175,000         201,516
U.S. Bank NA Minnesota, 6.38%, 8/1/11                   150,000         171,639

Washington Mutual Bank, Series II,
 6.88%, 6/15/11                                         250,000         288,721
                                                                   ------------
                                                                      4,862,388
Broadcasting/Cable (0.3%)

Cox Enterprises, Inc., 8.00%, 2/15/07                   125,000         142,459
                                                                   ------------
Consumer Goods & Services (0.5%)

Dial Corp., 7.00%, 8/15/06                              100,000         110,563
Rubbermaid, Inc., 6.60%, 11/15/06                       125,000         138,072
                                                                   ------------
                                                                        248,635
                                                                   ------------
Data Processing (0.3%)

Fiserv Inc., 4.00%, 4/15/08 (b)                         140,000         142,227
                                                                   ------------
Electric - Generation (0.2%)

Niagara Mohawk Power, Series F, 7.63%, 10/1/05           94,512         105,327
                                                                   ------------
Electric Utility (1.2%)

Utilicorp, 6.88%, 10/1/04, AMBAC                        550,000         578,262
                                                                   ------------
Electrical & Electronic (1.0%)

General Electric Co., 5.00%, 2/1/13                     170,000         176,047
Philips Electronics, 7.75%, 4/15/04, NV                 300,000         315,066
                                                                   ------------
                                                                        491,113
                                                                   ------------

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------
Corporate Bonds, continued

Financial Services (4.6%)

Allstate Financial Global Funding,
 6.50%, 6/14/11, GIC (b)                                300,000    $    335,426

Equifax, Inc., 4.95%, 11/1/07, (b)                      125,000         130,643
Ford Motor Credit Co., 7.38%, 10/28/09                  230,000         235,290

General Motors Acceptance Corp., 5.85%, 1/14/09         140,000         140,518

Goldman Sachs Group Inc., 6.88%, 1/15/11                225,000         259,090

JP Morgan Chase & Co., 6.75%, 2/1/11                    220,000         250,906

Merrill Lynch & Co., 1.74%*, 5/22/03                    225,000         225,922
Morgan Stanley Dean Witter, 6.75%, 4/15/11              250,000         284,491

Prudential Insurance, 7.65%, 7/1/07                     250,000         284,721
                                                                   ------------
                                                                      2,147,007
                                                                   ------------
Food/Beverage Products (1.8%)

Conagra Inc., 7.88%, 9/15/10                            125,000         151,948
General Mills, Inc., 8.11%, 11/18/04                    125,000         135,974
IBP Inc., 6.13%, 2/1/06                                 185,000         196,853
Kellogg Co., Series B, 6.00%, 4/1/06                     75,000          82,447
Unilever NV, 6.15%, 1/15/06                             150,000         164,678
Whitman Corp., 6.38%, 5/1/09                            125,000         137,276
                                                                   ------------
                                                                        869,176
                                                                   ------------
Hotels & Motels (0.3%)

Marriott International, 6.88%, 11/15/05                 125,000         135,444
                                                                   ------------

Industrial Goods & Services (0.7%)

Aramark Corp., 6.75%, 8/1/04                            200,000         207,315
Praxair, Inc., 6.50%, 3/1/08                            125,000         140,310
                                                                   ------------
                                                                        347,625
                                                                   ------------
Internet Services (0.3%)

Thomson Corp., 6.20%, 1/5/12                            125,000         139,836
                                                                   ------------
Life Insurance (2.7%)

AIG SunAmerica Global Financial
 Index, 5.10%, 1/17/07 (b)                              200,000         213,399

Equitable Life, 6.95%, 12/1/05 (b)                      170,000         189,351
Ing Groep, 8.00%, 10/30/06, NV                          300,000         345,251
John Hancock Global Funding II,
 7.90%, 7/2/10, (b)                                     200,000         238,359

Protective Life U.S. Funding, 5.88%, 8/15/06 (b)        150,000         163,497

Safeco Corp., 4.88%, 2/1/10                             150,000         152,864
                                                                   ------------
                                                                      1,302,721
                                                                   ------------
Linen Supply and Related Items (0.3%)

Cintas Corp., 6.00%, 6/1/12                             125,000         137,515
                                                                   ------------
Medical Equipment & Supplies (0.3%)

Beckman Coulter Inc., 6.88%, 11/15/11                   140,000         156,650
                                                                   ------------

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------
Corporate Bonds, continued

Minerals (0.3%)

Phelps Dodge Corp., 6.63%, 10/15/05                     150,000    $    154,177

Multimedia (0.5%)                                                  ------------

Viacom, Inc., 7.70%, 7/30/10                            200,000         242,925
                                                                   ------------
Oil & Gas Exploration Products & Services (0.9%)

Conoco, Inc., 6.35%, 4/15/09                            200,000         229,484
Marathon Oil Corp., 6.13%, 3/15/12                      100,000         108,676
Transocean Inc., 6.63%, 4/15/11                          75,000          85,323
                                                                   ------------
                                                                        423,483
                                                                   ------------
Oil & Gas Transmission (0.7%)

Coastal Corp., 9.75%, 8/1/03                            150,000         151,125
Duke Energy Field Services Corp., 7.88%, 8/16/10        145,000         169,700
                                                                   ------------
                                                                        320,825
                                                                   ------------
Paper & Related Products (0.3%)

International Paper Co., 6.75%, 9/1/11                  125,000         141,872
                                                                   ------------
Pharmaceuticals (0.4%)

Bristol-Myers Squibb Co., 5.75%, 10/1/11                160,000         174,037
                                                                   ------------
Restaurants (0.3%)

McDonald's Corp., 8.88%, 4/1/11                         125,000         158,990
                                                                   ------------
Schools (0.6%)

Harvard University, 8.13%, 4/15/07                      250,000         298,865
                                                                   ------------
Special Purpose Entity  (3.2%)

Education Funding Capital Trust I,
 2.86%*, 5/21/03                                      1,000,000       1,000,624

Monumental Global Funding, 6.05%, 1/19/06, (b)          200,000         219,717

Pall Corp., 6.00%, 8/1/12, (b)                          100,000         106,670
Principal Life Global, 6.25%, 2/15/12 (b)               150,000         166,727
                                                                   ------------
                                                                      1,493,738
                                                                   ------------
Telephone (0.3%)

Sprint Capital Corp., 6.00%, 1/15/07                    140,000         143,500
                                                                   ------------
Total Corporate Bonds                                                16,156,591
                                                                   ------------

Medium Term/Senior Notes (2.9%)

Airlines (0.2%)

NWA Trust, Series A, 8.26%, 3/10/06                     115,290          77,821
                                                                   ------------
Aluminum (0.7%)

Reynolds Metals, 7.00%, 5/15/09                         300,000         338,548
                                                                   ------------
Financial Services (0.8%)

Nationwide Financial Service, 5.90%, 7/1/12             125,000         131,161

Paine Webber Group, 6.90%, 8/15/03                      250,000         253,850
                                                                   ------------
                                                                        385,011
                                                                   ------------

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------
Medium Term/Senior Notes, continued

Schools (0.5%)

Stanford University, 6.16%, 4/30/11                     225,000    $    249,266
                                                                   ------------
Semiconductors (0.7%)

Applied Materials, Inc., 6.70%, 9/6/05                  300,000         329,510
                                                                   ------------
Total Medium Term/Senior Notes                                        1,380,156
                                                                   ------------

Taxable Municipal Bonds (7.7%)

Arkansas (1.0%)

State, Water-Waste Disposal, Series A,
 GO, 6.00%, 7/1/08, OID                                 435,000         484,133
                                                                   ------------
Iowa (0.3%)

Des Moines, Hotel & Motel, GO,
 5.85%, 12/1/11, OID                                   115,000         127,055
                                                                   ------------
Minnesota (2.7%)

St. Paul, GO, 6.05%, 2/1/07                           1,195,000       1,314,930
                                                                   ------------
Oregon (0.5%)

State, Alternative Energy Project, Series F,
 GO, 5.25%, 10/1/09, OID                                225,000         241,009
                                                                   ------------
Tennessee (0.4%)

State, Series B, GO, 6.00%, 2/1/09                      175,000         192,966
                                                                   ------------
Washington (0.8%)

State, Student Loan Finance Association,
 Education Loan Revenue, 1.40%*, 5/9/03                 400,000         400,000
                                                                   ------------
West Virginia (2.0%)

State, Infrastructure, Series C, GO,
 7.25%, 11/1/08                                         800,000         936,008
                                                                   ------------
Total Taxable Municipal Bonds                                         3,696,101
                                                                   ------------

U.S. Government Agencies (21.5%)

Fannie Mae (15.1%)

5.25%, 1/15/09                                        1,750,000       1,927,233
5.50%, 7/25/12                                        1,000,000       1,039,785
5.50%, 4/25/17                                        2,500,000       2,639,589
5.50%, 8/25/17                                          500,000         527,257
6.00%, 4/25/10                                        1,061,806       1,104,472
                                                                   ------------
                                                                      7,238,336
                                                                   ------------
Federal Home Loan Bank  (3.2%)

2.13%, 12/15/04                                       1,500,000       1,515,942
                                                                   ------------
Freddie Mac (3.2%)

6.00%, 7/15/11                                        1,499,365       1,512,390
                                                                   ------------
Total U.S. Government Agencies                                       10,266,668
                                                                   ------------

AMERICAN INDEPENDENCE FUNDS TRUST

Intermediate Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                  Amount/Shares        Value
                                                  -------------    ------------

U.S. Government Agency Pass-Through Securities (4.9%)

Fannie Mae  (4.8%)

6.18%, 8/1/08, Pool # 380581                            942,288    $  1,050,140
6.40%*, 5/25/03, Pool # 365421                          264,300         278,558
7.13%, 6/1/04, Pool # 375168                            938,945         967,850
                                                                   ------------
                                                                      2,296,548
Freddie Mac  (0.1%)

4.68%*, 6/15/03, Pool # 846367                           44,956          46,885
                                                                   ------------
Total U.S. Government Agency Pass-Through
 Securities                                                           2,343,433
                                                                   ------------

U.S. Government Bond  (5.7%)

Housing and Urban Development  (5.7%)

Housing Urban Development, 7.22%, 8/1/07              2,316,000       2,726,254
                                                                   ------------
Total U.S. Government Bond                                            2,726,254
                                                                   ------------
U.S. Treasury Obligations  (13.1%)

U.S. Treasury Notes  (13.1%)

3.50%, 1/15/11                                        2,025,880       2,329,358
3.88%, 1/15/09                                        2,000,000       2,508,983
5.63%, 5/15/08                                        1,250,000       1,411,964
                                                                   ------------
Total U.S. Treasury Obligations                                       6,250,305
                                                                   ------------
Investment Companies  (2.7%)

American AAdvantage U.S. Government
 Money Market Fund  (c)                               1,301,601       1,301,601
                                                                   ------------
Total Investment Companies                                            1,301,601
                                                                   ------------
Total Investments (Cost $46,622,680)(a) - 102.8%                     49,023,035
Liabilities in excess of other assets - (2.8)%                       (1,317,683)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 47,705,352
                                                                   ============
------------
* Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2003. Maturity date is the next rate change date.

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized appreciation of securities as follows:
Unrealized appreciation            $  2,616,532
Unrealized depreciation                (216,177)
                                   ------------
Net unrealized appreciation        $  2,400,355
                                   ============

(b) Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the board of trustees.
(c) Affiliate.
AMBAC - Insured by American Municipal Bond Assurance Corporation
GIC - Guaranteed Investment Contract
GO  - General Obligation
MBIA - Insured by Municipal Bond Insurance Association
NV - Naamloze Vennootschap (Dutch Corp.)
OID - Original Issue Discount

                        See Notes to Financial Statements

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                      Shares          Value
                                                   ------------    ------------
Common Stocks (98.7%)
Aerospace/Defense Equipment (2.1%)
Boeing Co.                                               52,700    $  1,437,656
                                                                   ------------
Banking (14.7%)
Bank of America Corp.                                    28,600       2,117,830
FleetBoston Financial Corp.                              97,700       2,591,003
HSBC Holdings PLC - ADR                                  16,050         877,775
PNC Financial Services Group                             52,911       2,322,793
Washington Mutual, Inc.                                  53,400       2,109,300
                                                                   ------------
                                                                     10,018,701
                                                                   ------------
Chemicals (4.7%)
Dow Chemical Co.                                         73,100       2,385,984
Millenium Chemicals, Inc.                                57,000         792,870
                                                                   ------------
                                                                      3,178,854
                                                                   ------------
Commercial Services & Supplies (5.7%)
Cendant Corp. (b)                                       156,700       2,237,676
Waste Management, Inc.                                   75,700       1,644,204
                                                                   ------------
                                                                      3,881,880
                                                                   ------------
Cruise Lines (1.8%)
Carnival Corp.                                           43,200       1,191,888
                                                                   ------------
Diversified Financials (3.2%)
J.P. Morgan Chase & Co.                                  73,200       2,148,420
                                                                   ------------
Electric Utility (11.1%)
American Electric Power Co., Inc.                        78,500       2,070,830
CenterPoint Energy, Inc.                                 83,700         661,230
Duke Energy Corp.                                        41,000         721,190
Entergy Corp.                                            41,700       1,943,637
Public Service Enterprise Group, Inc.                    39,900       1,534,953
Southern Co.                                             23,200         674,888
                                                                   ------------
                                                                      7,606,728
                                                                   ------------
Electrical & Electronic (2.2%)
Emerson Electric Co.                                     28,800       1,460,160
                                                                   ------------
Energy Equipment & Services (0.9%)
GlobalSantaFe Corp.                                      27,797         588,185
                                                                   ------------
Financial Services (4.2%)
Citigroup, Inc.                                          55,033       2,160,045
SLM Corp.                                                 6,100         683,200
                                                                   ------------
                                                                      2,843,245
                                                                   ------------
Food Products & Services (2.6%)
ConAgra Foods, Inc.                                      82,400       1,730,400
                                                                   ------------
Household Durables (1.9%)
Newell Rubbermaid, Inc.                                  42,000       1,280,160
                                                                   ------------
Industrial Conglomerates (2.1%)
Tyco International, Ltd.                                 89,400       1,394,640
                                                                   ------------
Insurance (7.0%)
Allstate Corp.                                           59,400       2,244,726
John Hancock Financial Services, Inc.                    36,900       1,070,838
MGIC Investment Corp.                                    32,100       1,459,266
                                                                   ------------
                                                                      4,774,830
                                                                   ------------
Machinery (2.0%)
ITT Industries, Inc.                                     23,400       1,364,220
                                                                   ------------
Medical Products (2.2%)
Baxter International, Inc.                               63,600       1,462,800
                                                                   ------------

AMERICAN INDEPENDENCE FUNDS TRUST

Stock Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                      Shares          Value
                                                   ------------    ------------
Common Stocks, continued
Multi-Utilities (0.7%)
Reliant Resources, Inc. (b)                              78,866    $    443,227
                                                                   ------------
Multiline Retail (3.3%)
May Department Stores Co.                                50,000       1,081,000
Sears, Roebuck & Co.                                     41,300       1,170,442
                                                                   ------------
                                                                      2,251,442
                                                                   ------------
Oil & Gas Exploration Products & Services (11.5%)
BP Amoco PLC ADR                                         49,300       1,900,022
ChevronTexaco Corp.                                      20,200       1,268,762
ConocoPhillips                                           42,023       2,113,757
Occidental Petroleum Corp.                               86,500       2,582,025
                                                                   ------------
                                                                      7,864,566
                                                                   ------------
Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.                                 71,600       1,828,664
                                                                   ------------
Real Estate Investment Trust (2.0%)
Crescent Real Estate Equities Co.                        96,400       1,366,952
                                                                   ------------
Telecommunications (2.3%)
Verizon Communications                                   40,892       1,528,543
                                                                   ------------
Tobacco (7.8%)
Altria Group, Inc.                                       60,000       1,845,600
Imperial Tobacco Group  PLC ADR                          75,000       2,529,750
   UST, Inc.                                             29,400         921,102
                                                                   ------------
                                                                      5,296,452
                                                                   ------------
Total Common Stocks                                                  66,942,613
                                                                   ------------
Investment Companies (0.2%)
American AAdvantage U.S. Government
 Money Market Fund  (c)                                 167,378         167,378
                                                                   ------------
Total Investment Companies                                              167,378
                                                                   ------------
Total Investments (Cost $68,597,729)
 (a) - 98.9%                                                         67,109,991
Other assets in excess of liabilities - 1.1%                            749,883
                                                                   ------------
NET ASSETS - 100.0%                                                $ 67,859,874
                                                                   ============

------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation                        $  9,888,823
Unrealized depreciation                         (11,376,561)
                                               ------------
Net unrealized depreciation                    $ (1,487,738)
                                               ============
(b)  Represents non-income producing securities.
(c)  Affiliate.

ADR-American Depositary Receipt

                        See Notes to Financial Statements
                                       36

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                     Amount/
                                                     Shares           Value
                                                   ------------   -------------
Municipal Bonds (96.5%)
Guam (0.2%)

Guam Government, Series A, 5.90%,
 9/1/05, Callable 3/1/03 @ 100, OID                     250,000   $     250,583
                                                                  -------------
Kansas(96.3%)

Anthony, Electric Revenue, 5.30%,
 12/1/17, Callable 12/1/05 @ 100                      1,215,000       1,243,953

Augusta, Electric System Revenue,
 2.75%, 8/1/06, AMBAC                                   135,000         139,317

Augusta, Electric System Revenue,
 3.00%, 8/1/07, AMBAC                                   285,000         294,402

Augusta, Electric System Revenue,
 3.30%, 8/1/08, AMBAC                                   295,000         306,440

Barton County, School District #428,
 Great Bend, GO, Series A, 5.30%, 9/1/15,
 Callalble 9/1/06 @ 100                               1,390,000       1,556,675

Bourbon County, School District #234,
 GO, Series B, 5.63%, 9/1/11, Callable
 9/1/06 @ 100, FSA                                      285,000         322,161

Brown County, Horton School District
 #430, GO, 5.38%, 9/1/13, Callable 9/1/06
 @ 100, FSA                                             500,000         544,200

Burlington, Environmental Improvement
 Revenue, 1.10%*, 5/16/03                             1,000,000       1,000,000

Butler & Sedgwick County, School
 District #385, Andover GO, 5.70%,
 9/1/15, Callable 9/1/03 @ 100, FSA                     370,000         375,572

Butler & Sedgwick County, School
 District #385, GO, 5.60%, 9/1/12, FSA                1,775,000       2,077,796

Butler County, School District #402,
 GO, 5.25%, 10/1/12, Callable 4/1/04 @
 100, FSA                                               500,000         517,810

Cherokee County, 6.25%, 12/1/23                       1,000,000       1,031,150
Coffey County, GO, 4.65%, 9/1/05                        690,000         738,100
Coffeyville, Community College, COP,
 5.88%, 10/1/14, Callable 10/1/04 @ 100                 250,000         262,425

Coffeyville, Water & Sewer Revenue,
 4.60%, 10/1/04, Callable 5/15/03 @ 100, AMBAC          465,000         471,236

Coffeyville, Water & Sewer Revenue,
 4.70%, 10/1/05, Callable 5/15/03 @ 100, AMBAC          490,000         496,591

Cowley County, School District #470,
 GO, 5.45%, 12/1/12, Prerefunded 12/1/06
 @ 100, FGIC                                            500,000         566,945

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                     Amount/
                                                     Shares           Value
                                                   ------------   -------------
Municipal Bonds, continued

Cowley County, School District #470,
 GO, 5.50%, 12/1/16, Callable 12/1/06 @
 100, FGIC                                            1,000,000   $   1,135,620

Derby, Series 1, GO, 2.13%, 6/1/03,
 Callable 5/30/03 @ 100                               1,090,000       1,090,709

Dodge City, Pollution Control Revenue,
 6.63%, 5/1/05                                          700,000         723,163

Dodge City, School District # 443, GO,
 4.00%, 3/1/08, FGIC                                  1,000,000       1,067,410

Dodge City, School District #443, GO,
 4.80%, 3/1/08, Callable 3/1/04 @ 100, FSA              360,000         371,110

Dodge City, School District #443, GO,
 5.00%, 3/1/14, Callable 3/1/04 @ 100, FSA              250,000         258,123

Dodge City, School District #443, GO,
 4.70%, 9/1/15, Callable 9/1/08 @ 100, FSA              975,000       1,015,658

Douglas County, School District #497,
 GO, 5.00%, 9/1/07                                    1,000,000       1,113,130

El Dorado, Water Utility System
 Revenue, 4.45%, 10/1/03                                305,000         308,931

El Dorado, Water Utility System
 Revenue, 4.65%, 10/1/05                                350,000         373,377

El Dorado, Water Utility System
 Revenue, 4.70%, 10/1/06, Callable
 10/1/05 @ 100                                          275,000         291,748

El Dorado, Water Utility System
 Revenue, 4.75%, 10/1/07, Callable
 10/1/05 @ 100                                          200,000         210,104

Ellsworth County, School District #328,
 GO, 5.25%, 9/1/15, Callable 9/1/06 @
 100, FSA                                               500,000         559,150

Finney County, GO, 5.00%, 12/1/10,
 Callable 12/1/07 @ 100, MBIA                           500,000         544,245

Franklin County, GO, Series B, 4.75%,
 9/1/05, Callable 9/1/03 @ 100                          330,000         333,254

Franklin County, School District #290,
 GO, 5.25%, 9/1/14, Callable 9/1/06 @
 100, FSA                                               500,000         541,230

Franklin County, School District #290,
 GO, 5.30%, 9/1/16, Callable 9/1/06 @
 100, FSA                                               335,000         359,177

Garden City, GO, Series B, 5.45%,
 11/1/04, Callable 11/1/03 @ 100, MBIA                  250,000         255,413

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                     Amount/
                                                     Shares           Value
                                                   ------------   -------------
Municipal Bonds, continued

Gray County, School District #102, GO,
 5.00%, 9/1/15, Callable 9/1/08 @ 100                   800,000   $     843,248

Gray County, School District #102, GO,
 6.80%, 9/1/15, Callable 9/1/05 @ 100                   250,000         270,148

Great Bend, Water System Revenue,
 Series A, 5.15%, 9/1/19, Callable 9/1/08
 @ 100, OID                                           1,000,000       1,030,580

Harvey County, School District #373,
 GO, 5.55%, 9/1/13, Callable 9/1/05 @
 100, FSA                                               500,000         548,445

Harvey County, School District #373,
 GO, 4.80%, 9/1/18, Callable 9/1/08 @
 100, FSA                                             2,000,000       2,063,719

Hays, GO, Series A, 5.15%, 9/1/09,
 Callable 9/1/03 @ 100, FGIC                            250,000         253,325

Hays, GO, Series A, 5.25%, 9/1/10,
 Callable 9/1/03 @ 100, FGIC                            250,000         253,405

Hays, Water & Sewer Revenue, 5.20%,
 9/1/11, Callable 9/1/03 @ 100, MBIA                    260,000         262,496

Jackson County,  School District # 337,
 COP, 3.70%, 10/15/08, Callable 4/15/08
 @ 100                                                1,220,000       1,243,204

Jefferson County, School District #340,
 GO, 6.00%, 9/1/06, Prerefunded 9/1/04 @
 100, FSA                                               300,000         319,362

Jefferson County, School District #340,
 GO, 6.10%, 9/1/07, Prerefunded 9/1/04 @
 100, FSA                                               320,000         341,072

Jefferson County, School District #340,
 GO, 6.20%, 9/1/08, Prerefunded 9/1/04 @
 100, FSA                                               330,000         352,163

Johnson County, Park and Recreation
 Foundation, Revenue, 5.38%, 9/1/16,
 Callable 9/1/11 @ 100                                1,000,000       1,095,210

Johnson County, Park and Recreation
 Foundation, Revenue, Series A, 3.00%,
 3/1/04, Callable 5/30/03 @ 100, LOC                  1,000,000       1,005,170

Johnson County, School District #232,
 GO, 5.40%, 9/1/14, Callable 9/1/07 @
 100, MBIA                                            1,050,000       1,151,420

Johnson County, School District #233,
 GO, 5.10%, 9/1/12, Prerefunded 9/1/03 @
 100, FGIC                                            1,355,000       1,372,805

Johnson County, School District #233,
 GO, 5.00%, 9/1/14, Callable 9/1/09 @
 100, FGIC                                            1,000,000       1,069,640

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                     Amount/
                                                     Shares           Value
                                                   ------------   -------------
Municipal Bonds, continued

Johnson County, School District #512,
 GO, Series A, 4.60%, 10/1/08                         1,135,000   $   1,252,768

Johnson County, School District #512,
 GO, Series B, 5.25%, 10/1/17, Callable
 10/1/06 @ 100                                          500,000         531,975

Johnson County, Water District #001,
 Revenue, 5.13%, 12/1/08, Callable
 12/1/03 @ 100                                          250,000         254,925

Johnson County, Water District #001,
 Revenue, Series B, 5.25%, 12/1/05                    1,115,000       1,220,100

Junction City, Water & Sewer, GO,
 4.80%, 9/1/16, Callable 9/1/08 @ 100,
 MBIA, OID                                            1,620,000       1,686,566

Kansas City, GO, 5.45%, 4/1/17,
 Callable 10/1/06 @ 100, FGIC                           340,000         361,886

Kansas City, GO, Series B, 5.38%,
 9/1/10, Callable 9/1/05 @ 100, MBIA                  1,500,000       1,612,845

Kingman County, School District # 331,
 GO, 7.00%, 10/1/05, FGIC                               100,000         113,047

Kingman County, School District #331,
 GO, 5.80%, 10/1/16, Callable 10/1/10 @
 100, FGIC, OID                                       1,545,000       1,829,186

Labette County, Single Family
 Mortgage Revenue, 7.65%, 12/1/11,
 Callable 6/1/08 @ 103, GNMA                             50,000          50,005

Lawrence Kansas Hospital Revenue,
 6.00%, 7/1/19, Callable 7/1/09 @ 100                 1,000,000       1,124,860

Lawrence, Sales Tax, GO, Series V,
 5.50%, 9/1/12, Callable 9/1/04 @ 100                   500,000         528,995

Lawrence, Water & Sewer System
 Revenue, 5.70%, 11/1/11, Callable
 11/1/05 @ 100                                          395,000         417,957

Lawrence, Water & Sewer System
 Revenue, 5.25%, 11/1/15, Callable
 11/1/06 @ 100                                          505,000         532,598

Lawrence, Water & Sewer System
 Revenue, 5.20%, 11/1/16, Callable
 11/1/06 @ 100                                          250,000         262,000

Leavenworth County, School District
 #453, GO, 4.80%, 9/1/12, Callable 9/1/07
 @ 100, FGIC, OID                                       460,000         484,711

Leavenworth County, School District
 #469, GO, 4.60%, 9/1/05, FSA                           340,000         364,283

Leawood, GO, 5.25%, 9/1/16, Callable
 9/1/09 @ 100                                           340,000         369,424

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                     Amount/
                                                     Shares           Value
                                                   ------------   -------------
Municipal Bonds, continued

Leawood, GO, Series A, 5.25%, 9/1/09,
 Callable 9/1/06 @ 100                                  250,000   $     271,363

Leawood, GO, Series A, 5.35%, 9/1/10,
 Callable 9/1/06 @ 100                                  250,000         274,163

Leawood, GO, Series A, 5.40%, 9/1/11,
 Callable 9/1/06 @ 100                                  375,000         409,073

Leawood, GO, Series B, 5.00%, 9/1/10,
 Callable 9/1/06 @ 100                                  400,000         432,872

Lyon County, School District #253,
 GO, 5.60%, 10/1/10, Callable 10/1/03 @ 102             650,000         672,659

Manhattan, GO, 5.40%, 11/1/16,
 Callable 11/1/04 @ 100                                 405,000         421,516

McPherson County, School District
 #400, GO, 5.20%, 12/1/10, Callable
 12/1/05 @ 100, FGIC                                    250,000         274,583

McPherson County, School District
 #400, GO, 5.25%, 12/1/12, Callable
 12/1/05 @ 100, FGIC                                    250,000         274,898

McPherson, Series A, GO, 3.70%,
 11/1/04, Callable 5/1/03 @ 100                       1,000,000       1,011,710

Meade, Industrial Revenue, 6.50%, 10/1/06             1,000,000       1,160,680
Miami County, School District #367,
 GO, Series A, 5.85%, 9/1/13, Prerefunded
 9/1/04 @ 100, AMBAC                                    550,000         584,414

Miami County, School District #367,
 GO, Series A, 5.00%, 9/1/16, Callable
 9/1/08 @ 100, FGIC, OID                                900,000         949,986

Newton, Wastewater Treatment System
 Revenue, 4.90%, 3/1/12, Callable 3/1/07
 @ 100                                                  700,000         725,102

Olathe, Health Facility Revenue, Series
 A, 5.20%, 9/1/17, Callable 9/1/05 @ 100,
 AMBAC                                                1,000,000       1,050,790

Olathe, Multifamily Housing Revenue,
 5.50%, 6/1/04, FNMA                                    100,000         103,402

Pawnee County, School District #495,
 GO, 5.10%, 9/1/04, Prerefunded 9/1/03 @
 100, FSA, OID                                          255,000         258,351

Pottawatomie County, School District
 #322, GO, 4.95%, 10/1/12, Callable
 10/1/04 @ 100                                          700,000         713,398

Pratt, Electric System Revenue, 6.60%,
 11/1/07, AMBAC                                         250,000         292,723

Pratt, Electric System Revenue, 4.95%,
 11/1/10, Callable 11/1/05 @ 101, AMBAC                 635,000         668,344

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                     Amount/
                                                     Shares           Value
                                                   ------------   -------------
Municipal Bonds, continued

Pratt, Electric System Revenue, 5.00%,
 11/1/11, Callable 11/1/05 @ 101,
 AMBAC                                                  415,000   $     449,030

Rice County, Union School District
 #444, 5.08%, 9/1/14, Callable 9/1/07 @
 100                                                    755,000         796,517

Riley County, School District #383,
 GO, 5.00%, 11/1/14, Callable 11/1/11
 @100 MBIA                                            1,000,000       1,090,430

Salina Hospital Revenue, 5.30%,
 10/1/13, Callable 10/1/03 @100,
 AMBAC                                                  750,000         760,575

Salina, Water & Sewer Revenue, 2.90%,
 9/1/07, FSA                                            350,000         360,336

Saline County, School District #305,
 GO, 4.75%, 9/1/14, Callable 9/1/08
 @100, FSA                                            2,025,000       2,121,247

Saline County, School District #305,
 GO, 5.50%, 9/1/17, Callable 9/1/11 @
 100, FSA                                             1,000,000       1,113,720

Sedgwick & Shawnee Counties, Single
 Family Revenue, Series A-2, 6.70%,
 6/1/29                                                 960,000       1,030,464

Sedgwick & Shawnee Counties, Single
 Family Revenue, Series B-1, 8.05%,
 5/1/14, GNMA                                           100,000         101,605

Sedgwick County, Family Mortgage,
 Series A-2, 6.50%, 12/1/16, Callable
 12/1/07 @ 105, GNMA                                    345,000         366,173

Sedgwick County, School District #
 259, GO, 4.00%, 10/1/08                              1,000,000       1,072,560
Sedgwick County, School District #260,
 5.50%, 10/1/13, Callable 10/1/09 @ 100,
 FGIC                                                 1,595,000       1,773,624

Sedgwick County, School District #260,
 GO, 5.50%, 10/1/14, Callable 10/1/09 @
 100, FGIC, OID                                       1,675,000       1,850,439

Sedgwick County, School District #261,
 GO, 4.75%, 11/1/17, Callable 11/1/09 @
 100, FSA                                             1,525,000       1,587,007

Sedgwick County, School District #265,
 GO, 4.30%, 10/1/07, FSA                              1,000,000       1,088,640

Sedgwick County, School District #266,
 GO, 5.25%, 9/1/13, Callable 12/13/02 @
 101, FGIC                                              650,000         661,024

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                     Amount/
                                                     Shares           Value
                                                   ------------   -------------
Municipal Bonds, continued

Sedgwick County, Series A, GO,
 2.88%, 8/1/05                                        1,500,000   $   1,547,910

Seward County, School District #480,
 GO, 5.00%, 9/1/14, Callable 9/1/06 @
 100, FSA, OID                                        1,640,000       1,730,151

Seward County, School District #483,
 Kismet-Plains, GO, 5.20%, 10/1/12,
 Callable 10/1/06 @ 100                                 600,000         639,408

Shawnee County, COP, 4.50%, 12/1/08                     515,000         554,537

Shawnee County, GO, Series B, 5.50%,
 9/1/09, Prerefunded 9/1/03 @ 100                       250,000         253,565

Shawnee County, GO, Series B, 5.50%,
 9/1/11, Prerefunded 9/1/03 @ 100                       250,000         253,565

Shawnee County, Health Care Revenue,
 5.15%, 8/15/10, Callable 8/15/05 @ 100,
 FSA                                                    500,000         537,670

Shawnee County, School District #345,
 GO, 4.75%, 9/1/11, Callable 9/1/04 @
 101.5, MBIA                                          1,590,000       1,641,103

Shawnee County, School District #345,
 GO, 5.75%, 9/1/11, Prerefunded 9/1/04 @
 100, MBIA                                              250,000         265,315

Shawnee County, School District #501,
 GO, 4.35%, 2/1/06, OID                               1,515,000       1,621,126

Shawnee County, School District #501,
 GO, 4.38%, 2/1/07, Callable 2/1/06 @ 100             1,425,000       1,507,679

State, Department of Transportation
 Highway Revenue, Series A, 4.00%, 9/1/08             1,000,000       1,070,460

State, Department of Transportation,
 Highway Revenue, 5.50%, 9/1/14                       1,000,000       1,161,950

State, Department of Transportation,
 Highway Revenue, Series C-1, 1.35%*,
 5/7/03, Callable 9/1/16 @ 100                        1,000,000       1,000,000

State, Development Finance Authority
 Educational, 4.80%, 10/1/08, Callable
 10/1/04 @ 100                                          345,000         356,126

State, Development Finance Authority
 Educational, 5.00%, 10/1/12, Callable
 10/1/04 @ 100                                          500,000         526,180
State, Development Finance Authority
 Revenue, 5.13%, 6/1/06, Callable 6/1/03
 @ 102, AMBAC                                           250,000         255,738

State, Development Finance Authority
 Revenue, 4.20%, 6/1/07, FSA, OID                     1,000,000       1,078,260

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                     Amount/
                                                     Shares           Value
                                                   ------------   -------------
Municipal Bonds, continued

State, Development Finance Authority
 Revenue, 5.00%, 8/1/11, Callable 8/1/09
 @ 100, MBIA                                            500,000   $     545,745

State, Development Finance Authority
 Revenue, 5.50%, 5/1/14, Callable 5/1/07
 @ 100                                                1,000,000       1,109,610

State, Development Finance Authority
 Revenue, 5.50%, 8/1/15, Callable 8/1/11
 @ 100, MBIA                                          1,500,000       1,691,685

State, Development Finance Authority
 Revenue, 5.00%, 4/1/19, Callable 4/1/09
 @ 100, AMBAC                                         1,000,000       1,034,880

State, Development Finance Authority
 Revenue, Series J, 5.40%, 4/1/10,
 Callable 4/1/05 @ 100                                  500,000         527,860

State, Development Finance Authority
 Revenue, Water Pollution Control,
 5.00%, 11/1/19, Callable 11/1/11 @ 100               2,000,000       2,119,539

State, Development Finance Authority,
 Health Facilities Revenue, Series K,
 5.75%, 11/15/12, Callable 11/15/11 @
 100, MBIA                                            1,000,000       1,145,130

State, Development Finance Authority,
 Health Facilities Revenue, Hays Medical
 Center Inc., 5.50%, 11/15/17, Callable
 11/15/07 @ 100, MBIA                                   500,000         531,215

State, Development Finance Authority,
 Health Facilities Revenue, Hays Medical
 Center Inc., Series B, 5.38%, 11/15/10,
 Callable 11/15/07 @ 100, MBIA                          500,000         555,115

State, Development Finance Authority,
 Health Facilities Revenue, St. Lukes,
 5.38%, 11/15/16, Callable 11/15/06 @
 102, MBIA                                              500,000         533,150

State, Development Finance Authority,
 Health Facilities Revenue, Stormont
 Health Care, 5.40%, 11/15/05, MBIA                     475,000         523,274

State, Development Finance Authority,
 Health Facilities Revenue, Stormont
 Health Care, 5.75%, 11/15/10, Callable
 11/15/06 @ 100, MBIA                                   500,000         571,265

State, Development Finance Authority,
 Health Facilities Revenue, Stormont
 Health Care, 5.80%, 11/15/16, Callable
 11/15/06 @ 100, MBIA                                 1,000,000       1,099,040

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                     Amount/
                                                     Shares           Value
                                                   ------------   -------------
Municipal Bonds, continued

State, Development Finance Authority,
 Health Facilities Revenue, Susan B. Allen
 Hospital, 4.00%, 12/15/09, LOC:                        490,000   $     513,760

State, Development Finance Authority,
 Lease Revenue, 1.40%*, 5/1/03, Callable
 12/1/05 @ 100                                        1,100,000       1,100,000
State, Development Finance Authority,
 Public Water Supply Revenue, 4.15%,
 4/1/06, OID                                          1,000,000       1,069,750

State, Development Finance Authority,
 Water Pollution Control Revenue, 5.00%,
 11/1/07                                                500,000         558,675

State, Development Finance Authority,
 Water Pollution Control Revenue, 5.25%,
 11/1/10                                                650,000         741,013

State, Development Finance Authority,
 Water Pollution Control Revenue, 5.25%,
 5/1/11, Callable 11/1/08  @ 100, LOC                 1,000,000       1,099,080

State, Development Finance Authority,
 Water Supply, 4.40%, 4/1/06, AMBAC                   1,000,000       1,073,860

State, Independent College Finance
 Authority Educational Facilities Revenue,
 6.00%, 10/1/21, Callable 10/1/06 @ 100               1,500,000       1,518,270

State, Turnpike Authority Revenue,
 5.50%, 9/1/06, AMBAC                                 1,915,000       2,147,059

State, Turnpike Authority Revenue,
 5.40%, 9/1/09, Callable 9/1/03 @ 102,
 AMBAC                                                  260,000         268,414

Sumner County, School District #357,
 Belle Plaine, GO, 5.55%, 9/1/13, Callable
 9/1/03 @ 100                                           375,000         379,766

Topeka & Shawnee County, Public
 Library District, GO, 4.00%, 9/1/08,
 AMBAC                                                1,145,000       1,229,810

University of Kansas Hospital Authority,
 5.50%, 9/1/11, LOC:                                    300,000         321,585

University of Kansas Hospital Authority,
 5.25%, 9/1/13, LOC:                                    450,000         469,773

University of Kansas Hospital Authority,
 5.50%, 9/1/15, Callable 9/1/09 @ 100,
 AMBAC                                                1,645,000       1,803,545

Washburn University of Topeka,
 Revenue, 5.30%, 7/1/06, AMBAC                          435,000         482,480

Washburn University of Topeka,
 Revenue, 5.35%, 7/1/07, AMBAC                          460,000         517,629

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                     Amount/
                                                     Shares           Value
                                                   ------------   -------------
Municipal Bonds, continued

Washburn University of Topeka,
 Revenue, 5.45%, 7/1/08, AMBAC                          485,000   $     553,686

Wellington, Water & Sewer Revenue,
 5.15%, 5/1/18, Callable 5/1/08 @ 100, AMBAC          1,000,000       1,059,570

Wichita, GO, 4.70%, 9/1/12, Callable
 9/1/04 @ 101                                           315,000         324,160

Wichita, GO, Series 746, 5.30%,
 9/1/12, Callable 9/1/04 @ 101                          750,000         786,893

Wichita, Hospital Facilities Revenue,
 Series III, 5.00%, 11/15/13, Callable
 11/15/11 @ 101                                         295,000         309,791

Wichita, Hospital Facilities Revenue,
 Series III, 5.25%, 11/15/15, Callable
 11/15/11 @ 101                                         335,000         350,802

Wichita, Hospital Facilities Revenue,
 Series III, 5.50%, 11/15/17, Callable
 11/15/11 @ 101, OID                                    500,000         523,695

Wichita, Hospital Improvements Series
 XI, Revenue, 5.00%, 11/15/04                         1,215,000       1,278,982

Wichita, Hospital Improvements Series
 XI, Revenue, 5.40%, 11/15/08                         2,085,000       2,290,497

Wichita, Hospital Improvements Series
 XI, Revenue, 6.75%, 11/15/19, Callable
 11/15/09 @ 101                                       2,000,000       2,201,179

Wichita, Hospital Revenue, 6.00%,
 7/1/04, Callable 6/3/02 @ 100, OID                     329,000         338,130

Wichita, Hospital Revenue, 6.38%,
 11/15/19, Callable 11/15/09 @ 101, OID                 600,000         646,566

Wichita, Multifamily Housing Revenue,
 5.90%, 12/1/16, Callable 12/1/05 @ 102                 660,000         679,094

Wichita, Water & Sewer Revenue,
 4.75%, 10/1/08, Callable 10/1/04 @ 101, FGIC           405,000         421,986

Wichita, Water & Sewer Revenue,
 4.88%, 10/1/09, Callable 10/1/04 @ 101, FGIC           900,000         952,974

Wichita, Water & Sewer Revenue,
 4.70%, 10/1/12, Callable 10/1/05 @ 101, FGIC         2,000,000       2,078,419

Wyandotte County, Government Utility
 System Revenue, 5.00%, 9/1/05, AMBAC                   950,000       1,026,494

AMERICAN INDEPENDENCE FUNDS TRUST

Kansas Tax-Exempt Bond Fund

Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                    Principal
                                                     Amount/
                                                     Shares           Value
                                                   ------------   -------------
Municipal Bonds, continued

Wyandotte County, Government Utility
 System Revenue, 6.00%, 5/1/15, Callable
 5/1/11 @ 100, MBIA                                   1,975,000   $   2,306,542

Wyandotte County, Government Utility
 System Revenue, 4.75%, 9/1/18, Callable
 3/1/09 @ 101, MBIA, OID                              2,000,000       2,074,079

Wyandotte County, School District
 #500, GO, 5.25%, 9/1/12, Callable 9/1/11
 @ 100, FSA                                           1,805,000       2,033,169

Wyandotte County, Unified
 Government, Series A, GO, 3.00%,
 8/1/08, MBIA                                         1,075,000       1,100,940

Wyandotte County, University, GO,
 4.30%, 9/1/05, AMBAC                                 1,500,000       1,596,900
                                                                  -------------
                                                                    143,960,554
                                                                  -------------
Total Municipal Bonds                                               144,211,137
                                                                  -------------
Investment Companies (2.7%)

Federated Tax-Exempt Money Market Fund                4,071,052       4,071,052
                                                                  -------------
Total Investment Companies                                            4,071,052
                                                                  -------------
Total Investments (Cost $139,887,433) (a) -
 99.2%                                                              148,282,189
Other assets in excess of liabilities - 0.8%                          1,154,201
                                                                  -------------
NET ASSETS - 100.0%                                               $ 149,436,390
                                                                  =============
------------
* Variable rate securities. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2003. Maturity date is the next rate change date.

(a) Represents cost for federal tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation                       $ 8,449,640
Unrealized depreciation                           (54,884)
                                              -----------
Net unrealized appreciation                   $ 8,394,756
                                              ===========

AMBAC - Insured by AMBAC Indemnity Corp.
FGIC  - Insured by Financial Guaranty Insurance Corp.
FNMA  - Federal National Mortgage Association
FSA   - Insured by Financial Security Assurance Inc.
GNMA  - Government National Mortgage Assoc.
GO    - General Obligation
LOC   - Letter of Credit
MBIA  - Insured by Municipal Bond Insurance Assoc.
OID   - Original Issue Discount

                        See Notes to Financial Statement
                                       47

American Independence Funds Trust
Notes to Financial Statements
April 30, 2003
(Unaudited)
--------------------------------------------------------------------------------

1.  Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Trust currently offers eleven series, including the NestEgg Funds. The accompanying financial statements and financial highlights are those of the Money Market Fund, UltraShort Bond Fund, Intermediate Bond Fund, Stock Fund, International Multi-Manager Stock Fund, and Kansas Tax-Exempt Bond Fund (individually a "Fund", collectively the "Funds"). The Trust is authorized to offer two classes of shares: Institutional and Class A Shares for the Kansas Tax-Exempt Bond Fund; and Premium and Service for the other Funds. The Premium and Class A Shares, may be subject to higher 12b-1 distribution fees. The Kansas Tax-Exempt Bond Fund is the only fund which currently offers two classes. All other funds offer the Service Shares only.

The International Multi-Manager Stock Fund seeks to achieve its objective by investing all of its investable assets in the International Equity Portfolio, a series of the AMR Investment Services Trust (the "Portfolio"), an open-end investment company that has the same investment objectives as the Fund. The percentage of the Portfolio owned by the Fund as of April 30, 2003 was approximately 5.15%. The financial statements of the Portfolio, including its schedule of investments, are included elsewhere in this report and should be read in conjunction with the International Multi-Manager Stock Fund's financial statements.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

Securities of the Money Market Fund are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. Equity securities held by a Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Debt securities held by a Fund generally are valued based on mean prices. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation. Securities for which market quotations are not readily available are valued at fair value by the investment advisor (or the sub-advisor) in accordance with guidelines approved by the Trust's Board of Trustees. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics. Valuation of securities held by the Portfolio is discussed in the accompanying notes to the financial statements for the Portfolio included elsewhere in this report.

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

American Independence Funds Trust
Notes to Financial Statements
April 30, 2003
(Unaudited)
--------------------------------------------------------------------------------

The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities. The Funds held no such securities as of April 30, 2003.

Repurchase Agreements:

The Funds may enter into repurchase agreements with any bank or broker-dealer which, in the opinion of the Board of Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the values of the collateral, including accrued interest, marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities.

Investment Transactions and Related Income:

The Funds, other than the International Multi-Manager Stock Fund, record security transactions on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date.

The International Multi-Manager Stock Fund records its share of the investment income, expenses, and unrealized and realized gains and losses of the Portfolio on a daily basis. The income, expenses, and gains and losses are allocated daily to investors in the Portfolio based upon their investments in the Portfolio. Such investments are adjusted based on daily market values.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. In addition to accruing its own expenses, the International Multi-Manager Stock Fund records its proportionate share of the expenses of the Portfolio on a daily basis.

Distributions to Shareholders:

Distributions from net investment income for the Money Market Fund, UltraShort Bond Fund, Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund are declared daily and paid monthly. Distributions from net investment income for the Stock Fund and the International Multi-Manager Stock Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

American Independence Funds Trust
Notes to Financial Statements
April 30, 2003
(Unaudited)
--------------------------------------------------------------------------------

Federal Income Taxes:

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  Related Party Transactions:

The Trust and INTRUST Financial Services, Inc. (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average daily net assets: 0.25% of the Money Market Fund; 0.40% of the UltraShort Bond Fund and the Intermediate Bond Fund; 1.00% of the Stock Fund; 0.40% of the International Multi-Manager Stock Fund; and 0.30% of the Kansas Tax-Exempt Bond Fund. The investment advisory agreement for the International Multi-Manager Stock Fund also provides for an investment advisory fee of 1.25% of the average daily net assets of the Fund if the Fund does not invest all of its assets in the Portfolio or another investment company.

The Advisor is party to sub-investment advisory agreements under which the sub-advisors are entitled to receive a fee from the Advisor. The individual sub-advisors are listed as follows:

     AMR Investment Services, Inc. - The Money Market Fund, the Stock Fund and the International Multi-Manager Stock Fund. AMR has retained Barrow, Hanley, Mewhinney & Strauss, Inc. to provide portfolio investment management and related recordkeeping services for the Stock Fund.

     Galliard Capital Management, Inc. - The UltraShort Bond Fund, the Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), and BISYS Fund Services, Inc. ("BISYS Inc.") are subsidiaries of The BISYS Group, Inc. Certain officers of the Fund are associated with BISYS, which is an Ohio Limited Partnership. Such officers are paid no fees directly by the Funds for serving as officers of the Fund.

The Trust and BISYS (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.20% of each Fund's average daily net assets, except for the International Multi-Manager Stock Fund which pays at an annual rate of 0.15%.

The Trust and BISYS (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each class is subject to a distribution plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plans, the Trust will pay the Distributor up to an annual rate of 0.25% of the average daily net assets of the Service Shares of each Fund (Institutional Shares in the case of the Kansas Tax-Exempt Bond Fund) and 0.75% of the average daily net assets of the Premium Shares of each Fund (Class A Shares in the case of the Kansas Tax-Exempt Bond Fund).

BISYS Inc. serves the Funds as Transfer Agent and Fund Accountant. Under the terms of the Transfer Agent and Fund Accounting agreements, BISYS Inc., receives from each fund a minimum annual fee, plus out of pocket charges.

Other financial organizations ("Service Organizations"), including affiliates of the Advisor, also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the average daily net assets of the Funds' shares owned by shareholders with whom the Service Organizations have a servicing relationship.

Fees may be voluntarily reduced to ensure the Funds maintain the following expense ratios: Money Market Fund, 0.59 %; UltraShort Bond Fund, 0.65 %; Intermediate Bond Fund, 0.76 %; Stock Fund, 1.29 %; International Multi-Manager Stock Fund, 1.29 %; and Kansas Tax-Exempt Bond Fund, 0.95 %.

American Independence Funds Trust
Notes to Financial Statements
April 30, 2003
(Unaudited)
--------------------------------------------------------------------------------

4.  Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are authorized to be offered through eleven series and two classes: premium and Service Class (except for the Kansas Tax-Exempt Bond Fund which are Institutional and Class A). Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

5.  Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six-months ended April 30, 2003 were as follows:

                                                Purchases         Sales
                                             --------------   --------------
UltraShort Bond Fund                         $   21,997,372   $   15,937,957
Intermediate Bond Fund                           13,632,669       12,463,022
Stock Fund                                        6,987,168        7,250,832
Kansas Tax-Exempt Bond Fund                       4,701,995        9,423,100
International Multi-Manager Stock Fund          136,845,974      120,574,386

6.  Concentration of Credit Risk:

The Money Market Fund's policy of concentrating in the banking industry (more than 25% of its total assets) could increase the Fund's exposure to economic or regulatory developments relating to or affecting banks. Banks are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The financial condition of banks is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions may affect the financial condition of banks.

The Kansas Tax-Exempt Bond Fund invests in debt instruments of municipal issuers, primarily Kansas. The issuers' ability to meet their obligations may be affected by economic developments in Kansas or a region of the state. The Fund invests in securities, which include revenue bonds, tax-exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At April 30, 2003, the Fund had the following concentrations by industry sector (as a percentage of total investments):


General Obligation               37%
Hospitals                        13%
Housing                           2%
Industrial Revenue                2%
Miscellaneous                    14%
Money Market Instruments          6%
Refunded Bonds                   11%
Transportation                    3%
Utilities                        12%
                              -----
                                100%
                              =====

American Independence Funds Trust
Notes to Financial Statements
April 30, 2003
(Unaudited)
--------------------------------------------------------------------------------

Management of Trustees

------------------------------------------------------------------------------------------------------------------------------
                                 Position, Term of
                                 Office and Length
                                  of Time Served
Name, Date of Birth (Age) and          with          Principal Occupation(s) During Past 5 Years and Other Directorships Held
Address                              the Trust                                     by Trustee
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES                    Term
                                ------------------
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement
Phillip J. Owings (Age: 57)     Trustee since        President and Division Manager Sungard Wealth Management Services, LLC,
8200 Thorn Drive, Suite 125     8/29/00              (2001-present); formerly, Executive Vice President of INTRUST Bank,
Wichita, Kansas 67226                                (1996-2001).
------------------------------------------------------------------------------------------------------------------------------
Rodney D. Pitts (Age: 42)       Trustee since        Senior Vice President of INTRUST Bank N.A.; formerly Vice President of
105 North Main Street           9/24/01              Nationsbank, N.A.
Wichita, Kansas 67202
------------------------------------------------------------------------------------------------------------------------------
Troy Jordan (Age: 40)           Trustee since        Senior Vice President of INTRUST Bank N.A.
105 North Main Street           9/24/01
Wichita, Kansas 67202
------------------------------------------------------------------------------------------------------------------------------
Ronald L. Baldwin (Age: 48)     Trustee since        Director  INTRUST Financial Services, Inc.; President and Chief
105 North Main Street           8/29/00              Operating Officer of INTRUST Bank N.A.
Wichita, Kansas 67202
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES                Term
                                ------------------
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement
------------------------------------------------------------------------------------------------------------------------------
Terry L. Carter (Age: 54)       Trustee since        Senior Vice President of QuickTrip Corporation
1235 East 26/th/ Street         11/25/96
Tulsa, Oklahoma 74114
------------------------------------------------------------------------------------------------------------------------------
Thomas F. Kice (Age: 53)        Trustee since        President of Kice Industries, Inc.
1150 Woodridge Dr.              11/25/96
Wichita, Kansas 67206
------------------------------------------------------------------------------------------------------------------------------
George Mileusnic (Age:48)       Trustee since        Chief Financial Officer of Caribou Coffee (2001-present). Chief
9422 Cross Creek                11/25/96             Financial Officer of Dean & Deluca (2000-2001) . Executive Vice
Wichita, Kansas 67206                                President of The Coleman Company (9/89-9/98).
------------------------------------------------------------------------------------------------------------------------------
John J. Pileggi (Age: 48)       Trustee since        Chairman of the Board of Trustees. President and Chief Executive
Two Hopkins Plaza               11/25/96             Officer, Mercantile Capital Advisors Inc. Formerly, President and Chief
PO Box 2257, 10/th/ Floor                             Executive Officer, PLUSFunds.com (2000-2002).  Formerly, President and
Baltimore, Maryland 21203                            CEO of ING Mutual Fund Management Co. LLC (1998-2000). Formerly,
                                                     Director of Furman Selz LLC (1994- 1998).
------------------------------------------------------------------------------------------------------------------------------
Peter Ochs (Age: 49)            Trustee since        Manager of Ochs & Associates, Inc.
319 South Oak Street            9/24/01
Wichita, Kansas 67213
------------------------------------------------------------------------------------------------------------------------------

American Independence Funds Trust
Notes to Financial Statements
April 30, 2003
(Unaudited)
--------------------------------------------------------------------------------

Management of Trustees, continued

------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
                                       Term
                                ------------------
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*
------------------------------------------------------------------------------------------------------------------------------
George Stevens (Age 50)         President since      Vice President, BISYS Funds Services Ohio, Inc. since 1998; Client
                                12/19/02             Services Manager, BISYS Fund Services Ohio, Inc. (1996-1998).

Trent Statczar (Age: 31)        Treasurer since      Director of Financial Services of BISYS Fund Services (2000-present).
                                4/29/02              Employed by BISYS (1993- present).

Curtis Barnes (Age: 49)         Secretary since      Vice President, BISYS Fund Services, Inc., 1995-present.
                                12/6/02

Karen Blair (Age: 36)           Vice President       Director, Client Services, BISYS Fund Services, Inc., 1997-present.
                                since 12/6/02

Tom Gangel (Age: 47)            Vice President       President, INTRUST Financial Services, Inc.
                                since 8/22/02
------------------------------------------------------------------------------------------------------------------------------

     The Trust has an Audit Committee, consisting of Messrs. Carter, Kice, Mileusnic, Pileggi, and Ochs. Each of the members of the committee are not "interested persons" of the Trust as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with INTRUST on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.
     The Trust also has a Nominating Committee that is comprised of the non-interested Trustees. The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board.

AMERICAN INDEPENDENCE FUNDS TRUST
Money Market Fund
Financial Highlights Service Shares

Selected data for a share outstanding throughout the period indicated.

                                       Six months      Year ended     Year ended     Year ended     Year ended     Year ended
                                       ended April     October 31,    October 31,    October 31,    October 31,    October 31,
                                        30, 2003          2002           2001           2000           1999           1998
                                       -----------     -----------    -----------    -----------    -----------    -----------
                                       (Unaudited)
Net Asset Value, Beginning of Period   $     1.000     $     1.000    $     1.000    $     1.000    $     1.000    $     1.000
                                       -----------     -----------    -----------    -----------    -----------    -----------
Investment Activities
   Net investment income                     0.005           0.015          0.045          0.058          0.046          0.050
                                       -----------     -----------    -----------    -----------    -----------    -----------
   Total from Investment Activities          0.005           0.015          0.045          0.058          0.046          0.050
                                       -----------     -----------    -----------    -----------    -----------    -----------
Distributions
   Net investment income                    (0.005)         (0.015)        (0.045)        (0.058)        (0.046)        (0.050)
                                       -----------     -----------    -----------    -----------    -----------    -----------
   Total Distributions                      (0.005)         (0.015)        (0.045)        (0.058)        (0.046)        (0.050)
                                       -----------     -----------    -----------    -----------    -----------    -----------
Change in net asset value                       --              --             --             --             --             --
                                       -----------     -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period         $     1.000     $     1.000    $     1.000    $     1.000    $     1.000    $     1.000
                                       ===========     ===========    ===========    ===========    ===========    ===========
Total Return (excludes sales charge)          0.47%(a)        1.55%          4.63%          5.95%          4.70%          5.13%
Ratios/Supplemental Data:
Net Assets at end of year (000)        $    72,993     $    72,022    $    73,298    $    73,727    $    97,364    $    50,746
Ratio of expenses to average net
 assets                                       0.56%(b)        0.58%          0.59%          0.60%          0.59%          0.67%
Ratio of net investment income to
 average net assets                           0.94%(b)        1.53%          4.65%          5.76%          4.61%          5.04%
Ratio of expenses to average net
 assets*                                      1.12%(b)        1.12%          1.12%          1.13%          1.13%          1.03%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
<F2>
(a) Not annualized.
<F3>
(b) Annualized.

                         See Notes Financial Statements
                                       54

AMERICAN INDEPENDENCE FUNDS TRUST
UltraShort Bond Fund
Financial Highlights.

Selected data for a share outstanding throughout the period indicated.

                                       Six months      Year ended    Year ended    Year ended     Year ended    Year ended
                                       ended April     October 31,   October 31,   October 31,    October 31,   October 31,
                                        30, 2003          2002          2001          2000           1999          1998
                                       -----------     -----------   -----------   -----------    -----------   -----------
                                       (Unaudited)
Net Asset Value, Beginning of Period   $     10.17     $     10.40   $      9.96   $      9.90    $     10.20   $     10.08
                                       -----------     -----------   -----------   -----------    -----------   -----------
Investment Activities
   Net investment income                      0.13            0.38          0.53          0.56           0.53          0.57
   Net realized and unrealized gains
    (losses) from investments                 0.03           (0.18)         0.44          0.06          (0.30)         0.12
                                       -----------     -----------   -----------   -----------    -----------   -----------
   Total from Investment Activities           0.16            0.20          0.97          0.62           0.23          0.69
                                       -----------     -----------   -----------   -----------    -----------   -----------
Distributions
   Net investment income                     (0.14)          (0.38)        (0.53)        (0.56)         (0.53)        (0.57)
   Net realized gains from
    investment transactions                     --           (0.05)           --            --(a)          --            --
                                       -----------     -----------   -----------   -----------    -----------   -----------
   Total Distributions                       (0.14)          (0.43)        (0.53)        (0.56)         (0.53)        (0.57)
                                       -----------     -----------   -----------   -----------    -----------   -----------
   Change in net asset value                  0.02           (0.23)         0.44          0.06          (0.30)         0.12
                                       -----------     -----------   -----------   -----------    -----------   -----------
Net Asset Value, End of Period         $     10.19     $     10.17   $     10.40   $      9.96    $      9.90   $     10.20
                                       ===========     ===========   ===========   ===========    ===========   ===========
Total Return (excludes sales charge)          1.61%(b)        2.02%        10.02%         6.47%          2.35%         6.96%
Ratios/Supplemental Data:
Net Assets at end of year (000)        $    52,527     $    48,579   $    47,624   $    51,984    $    61,302   $    61,371
Ratio of expenses to average net
 assets                                       0.65%(c)        0.65%         0.65%         0.64%          0.65%         0.67%
Ratio of net investment income to
 average net assets                           2.56%(c)        3.71%         5.26%         5.64%          5.31%         5.59%
Ratio of expenses to average net
 assets*                                      1.33%(c)        1.33%         1.28%         1.29%          1.30%         1.13%
Portfolio turnover rate                      37.39%          66.57%        65.87%        57.96%         58.94%        55.75%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
<F2>
(a) Distribution per share was less than $0.005
<F3>
(b) Not annualized.
<F4>
(c) Annualized.

                         See Notes Financial Statements
                                       55

AMERICAN INDEPENDENCE FUNDS TRUST
Intermediate Bond Fund
Financial Highlights.

Selected data for a share outstanding throughout the period indicated.

                                       Six months      Year ended    Year ended    Year ended    Year ended    Year ended
                                       ended April     October 31,   October 31,   October 31,   October 31,   October 31,
                                        30, 2003          2002          2001          2000          1999          1998
                                       ---------------------------   -----------   -----------   -----------   -----------
                                       (Unaudited)
Net Asset Value, Beginning of Period   $     10.71     $     10.54   $      9.82   $      9.86   $     10.43   $     10.21
                                       ---------------------------   -----------   -----------   -----------   -----------
Investment Activities
   Net investment income                      0.23            0.55          0.56          0.58          0.57          0.59
   Net realized and unrealized gains
    (losses) from investments                 0.14            0.15          0.72         (0.04)        (0.56)         0.22
                                       ---------------------------   -----------   -----------   -----------   -----------
   Total from Investment Activities           0.37            0.70          1.28          0.54          0.01          0.81
                                       ---------------------------   -----------   -----------   -----------   -----------
Distributions
   Net investment income                     (0.25)          (0.53)        (0.56)        (0.58)        (0.58)        (0.59)
   Net realized gains from
    investment transactions                  (0.03)             --            --            --            --            --
                                       -----------     -----------   -----------   -----------   -----------   -----------
   Total Distributions                       (0.28)          (0.53)        (0.56)        (0.58)        (0.58)        (0.59)
                                       -----------     -----------   -----------   -----------   -----------   -----------
   Change in net asset value                  0.09            0.17          0.72         (0.04)        (0.57)         0.22
                                       ---------------------------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period         $     10.80     $     10.71   $     10.54   $      9.82   $      9.86   $     10.43
                                       ===========     ===========   ===========   ===========   ===========   ===========
Total Return (excludes sales charge)          3.54%(a)        6.87%        13.35%         5.75%         0.11%         8.16%
Ratios/Supplemental Data:
   Net Assets at end of year (000)     $    47,705     $    48,006   $    45,477   $    46,092   $    56,091   $    52,993
   Ratio of expenses to average net
    assets                                    0.76%(b)        0.76%         0.76%         0.76%         0.76%         0.78%
   Ratio of net investment income to
    average net assets                        4.29%(b)        5.29%         5.49%         6.01%         5.69%         5.74%
   Ratio of expenses to average net
    assets*                                   1.33%(b)        1.33%         1.29%         1.31%         1.31%         1.14%
   Portfolio turnover rate                   26.68%         135.72%        93.61%        37.86%        46.98%        39.07%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
<F2>
(a) Not annualized.
<F3>
(b) Annualized.

                         See Notes Financial Statements
                                       56

AMERICAN INDEPENDENCE FUNDS TRUST
Stock Fund
Financial Highlights.

Selected data for a share outstanding throughout the period indicated.

                                       Six months      Year ended    Year ended    Year ended    Year ended    Year ended
                                       ended April     October 31,   October 31,   October 31,   October 31,   October 31,
                                        30, 2003          2002          2001          2000          1999          1998
                                       -----------     -----------   -----------   -----------   -----------   -----------
                                       (Unaudited)
Net Asset Value, Beginning of Period   $      9.10     $     10.64   $     11.09   $     10.33   $     12.07   $     11.31
                                       -----------     -----------   -----------   -----------   -----------   -----------
Investment Activities:
   Net investment income                      0.08            0.17          0.15          0.18          0.11          0.07
   Net realized and unrealized gains
    (losses) from investments                 0.47           (1.56)        (0.42)         1.09         (0.03)         1.28
                                       -----------     -----------   -----------   -----------   -----------   -----------
   Total from Investment Activities           0.55           (1.39)        (0.27)         1.27          0.08          1.35
                                       -----------     -----------   -----------   -----------   -----------   -----------
Distributions
   Net investment income                     (0.17)          (0.15)        (0.18)        (0.11)        (0.09)        (0.05)
   Net realized gains from
    investment transactions                     --              --            --         (0.40)        (1.73)        (0.54)
                                       -----------     -----------   -----------   -----------   -----------   -----------
   Total Distributions                       (0.17)          (0.15)        (0.18)        (0.51)        (1.82)        (0.59)
                                       -----------     -----------   -----------   -----------   -----------   -----------
   Change in net asset value                  0.38           (1.54)        (0.45)         0.76         (1.74)         0.76
                                       -----------     -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period         $      9.48     $      9.10   $     10.64   $     11.09   $     10.33   $     12.07
                                       ===========     ===========   ===========   ===========   ===========   ===========
Total Return (excludes sales charge)          6.13%(a)      (13.32%)       (2.45%)       13.39%         0.56%        12.49%
Ratios/Supplemental Data:
Net Assets at end of year (000)        $    67,860     $    66,457   $    73,463   $    83,791   $   103,380   $   100,524
Ratio of expenses to average net
 assets                                       1.29%(b)        1.29%         1.29%         1.26%         1.29%         1.32%
Ratio of net investment income to
 average net assets                           1.71%(b)        1.65%         1.27%         1.76%         0.89%         0.66%
Ratio of expenses to average net
 assets*                                      1.88%(b)        1.87%         1.86%         1.83%         1.84%         1.70%
Portfolio turnover rate                      10.70%          30.01%        34.00%        87.85%       112.35%       102.36%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
<F2>
(a) Not annualized.
<F3>
(b) Annualized.

                         See Notes Financial Statements
                                       57

AMERICAN INDEPENDENCE FUNDS TRUST
International Multi-Manager Stock Fund
Financial Highlights.

Selected data for a share outstanding throughout the period indicated.

                                       Six months      Year ended    Year ended    Year ended    Year ended    Year ended
                                       ended April     October 31,   October 31,   October 31,   October 31,   October 31,
                                        30, 2003          2002          2001          2000          1999          1998
                                       -----------     -----------   -----------   -----------   -----------   -----------
                                       (Unaudited)
Net Asset Value, Beginning of Period   $      8.23     $      9.24   $     12.70   $     13.15   $     11.14   $     10.97
                                       -----------     -----------   -----------   -----------   -----------   -----------
Investment Activities
   Net investment income                      0.05            0.10          0.12          0.16          0.21          0.18
   Net realized and unrealized gains
    (losses) from investments                 0.28           (1.05)        (1.97)         0.17          1.95          0.21
                                       -----------     -----------   -----------   -----------   -----------   -----------
   Total from Investment Activities           0.33           (0.95)        (1.85)         0.33          2.16          0.39
                                       -----------     -----------   -----------   -----------   -----------   -----------
Distributions
   Net investment income                     (0.14)          (0.06)        (0.08)        (0.18)        (0.15)        (0.13)
   Net realized gains from
    investment transactions                     --              --         (1.53)        (0.60)           --         (0.09)
                                       -----------     -----------   -----------   -----------   -----------   -----------
   Total Distributions                       (0.14)          (0.06)        (1.61)        (0.78)        (0.15)        (0.22)
                                       -----------     -----------   -----------   -----------   -----------   -----------
   Change in net asset value                  0.19           (1.01)        (3.46)        (0.45)         2.01          0.17
                                       -----------     -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period         $      8.42     $      8.23   $      9.24   $     12.70   $     13.15   $     11.14
                                       ===========     ===========   ===========   ===========   ===========   ===========
Total Return (excludes sales charge)          4.37%(a)      (10.34%)      (16.83%)        2.16%        19.61%         3.61%
Ratios/Supplemental Data:
Net Assets at end of year (000)        $    51,393     $    46,558   $    48,043   $    60,169   $    63,441   $    55,505
Ratio of expenses to average net
 assets /\                                    1.23%(b)        1.21%         1.22%         1.15%         1.09%         1.29%
Ratio of net investment income to
 average net assets/\                         1.44%(b)        1.09%         1.09%         1.17%         1.57%         1.55%
Ratio of expenses to average net
 assets*/\                                    1.70%(b)        1.68%         1.69%         1.63%         1.57%         1.59%
Portfolio turnover rate (c)                  15.00%          43.00%        36.00%        45.05%        62.67%        23.54%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
<F2>
/\  These ratios include expenses charged from the International Equity
    Portfolio.
<F3>
(a) Not annualized.
<F4>
(b) Annualized.
<F5>
(c) Portfolio turnover rate represents that of the International Equity
    Portfolio.

                         See Notes Financial Statements
                                       58

AMERICAN INDEPENDENCE FUNDS TRUST
Kansas Tax-Exempt Bond Fund
Financial Highlights, Institutional Class Shares

Selected data for a share outstanding throughout the period indicated.

                                       Six months      Year ended    Year ended    Year ended    Year ended    Year ended
                                       ended April     October 31,   October 31,   October 31,   October 31,   October 31,
                                        30, 2003          2002          2001          2000          1999          1998
                                       -----------     -----------   -----------   -----------   -----------   -----------
                                       (Unaudited)
Net Asset Value, Beginning of Period   $     10.94     $     10.86   $     10.35   $     10.12   $     10.90   $     10.73
                                       -----------     -----------   -----------   -----------   -----------   -----------
Investment Activities
   Net investment income                      0.21            0.44          0.46          0.47          0.47          0.53
   Net realized and unrealized gains
    (losses) from investments                 0.12            0.07          0.51          0.23         (0.73)         0.20
                                       -----------     -----------   -----------   -----------   -----------   -----------
   Total from Investment Activities           0.33            0.51          0.97          0.70         (0.26)         0.73
                                       -----------     -----------   -----------   -----------   -----------   -----------
Distributions
   Net investment income                     (0.21)          (0.43)        (0.46)        (0.47)        (0.47)        (0.53)
   Net realized gains from
    investment transactions                     --              --            --            --         (0.05)        (0.03)
                                       -----------     -----------   -----------   -----------   -----------   -----------
   Total Distributions                       (0.21)          (0.43)        (0.46)        (0.47)        (0.52)        (0.56)
                                       -----------     -----------   -----------   -----------   -----------   -----------
   Change in net asset value                  0.12            0.08          0.51          0.23         (0.78)         0.17
                                       -----------     -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period         $     11.06     $     10.94   $     10.86   $     10.35   $     10.12   $     10.90
                                       ===========     ===========   ===========   ===========   ===========   ===========
Total Return (excludes sales charge)          3.05%(a)        4.84%         9.58%         7.10%        (2.51%)        7.01%
Ratios/Supplemental Data:
Net Assets at end of year (000)        $   148,761     $   150,525   $   142,848   $   140,633   $   145,607   $   132,917
Ratio of expenses to average net
 assets                                       0.60%(b)        0.60%         0.60%         0.60%         0.54%         0.21%
Ratio of net investment income to
 average net assets                           3.88%(b)        4.05%         4.34%         4.62%         4.44%         4.90%
Ratio of expenses to average net
 assets*                                      0.76%(b)        1.00%         1.15%         1.12%         1.14%         1.00%
Portfolio Turnover Rate                       3.27%          13.63%         9.62%         5.88%        21.26%        13.51%

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
<F2>
(a) Not annualized.
<F3>
(b) Annualized.

                         See Notes Financial Statements
                                       59

AMERICAN INDEPENDENCE FUNDS TRUST
Kansas Tax-Exempt Bond Fund
Financial Highlights, Class A Shares

Selected data for a share outstanding throughout the period indicated.

                                        Six months        Period
                                          ended            ended
                                        April 30,       October 31,
                                          2003           2002  (a)
                                       -----------      -----------
                                       (Unaudited)
Net Asset Value, Beginning of Period   $     10.93      $     10.83
                                       -----------      -----------
Investment Activities
   Net investment income                      0.19             0.09
   Net realized and unrealized gains
    (losses) from investments                 0.13             0.10
                                       -----------      -----------
   Total from Investment Activities           0.32             0.19
                                       -----------      -----------
Distributions
   Net investment income                     (0.19)           (0.09)
                                       -----------      -----------
   Total Distributions                       (0.19)           (0.09)
                                       -----------      -----------
   Change in net asset value                  0.13             0.10
                                       -----------      -----------
Net Asset Value, End of Period         $     11.06      $     10.93
                                       ===========      ===========
Total Return (excludes sales charge)          2.97%(b)         4.16%(b)
Ratios/Supplemental Data:
Net Assets at end of year (000)        $       676      $       553
Ratio of expenses to average net
 assets                                       0.95%(c)         0.95%(c)
Ratio of net investment income to
 average net assets                           3.53%(c)         3.45%(c)
Ratio of expenses to average net
 assets*                                      1.11%(c)         0.97%(c)
Portfolio Turnover Rate                       3.27%           13.63%(b)

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations for Class A was 8/6/02.
(b) Not annualized.
(c) Annualized.

                         See Notes Financial Statements
                                       60

Fellow Shareholders,

I am pleased to present you with the Semi-Annual Report for the American AAdvantage Funds for the six months ended April 30, 2003. During this time, the American AAdvantage Funds reacted to the markets with favorable returns.

This period was characterized by great uncertainty as investors waited for a resolution to the war with Iraq, signs of corporate earnings growth, and signals of a growing economy. Investors experienced both upward and downward market turns during the six months; however, the major market indices reported positive returns for the six-month period. The S&P 500 Index posted growth of 4.48%, the MSCI EAFE Index produced a 1.82% increase, and the Dow Jones Industrial Average realized a 2.18% return.

In response, the American AAdvantage Funds performed quite well throughout the period. The Balanced, Large Cap Growth, Small Cap Value, and International Equity Funds all outperformed their respective Lipper benchmarks for the six months. The Small Cap Value Fund outpaced the Lipper Small Cap Value Index for the one-year, three-year, and since inception time periods as of April 30, 2003.

On the fixed-income front, our Intermediate Bond and Short-Term Bond Funds posted positive returns for the six months. The Short-Term Bond Fund outperformed its Lipper benchmark for the one, three, five, and ten year time periods. The High Yield Bond Fund produced returns of 12.84% and 10.30% for the six-month and one-year time periods, respectively.

As the financial markets shift, the American AAdvantage Funds continue to stress the basics of investing on behalf of our shareholders. We believe that low costs, disciplined investing, experienced money managers, diversification and a long-term focus benefit investors.

Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Funds.

                                       Sincerely,
                                       William F. Quinn
                                       President, American AAdvantage Funds

American AAdvantage International Equity Portfolio
Top 10 Equity Holdings
As of April 30, 2003
-----------------------------------------------------------------------
                                                           Shown as a %
                                                            of Equities

Koninklijke (Royal) Philips Electronics N.V.                       1.88%
Aventis S.A.                                                       1.52%
Diageo plc                                                         1.47%
Unilever plc                                                       1.47%
Cadbury Schweppes plc                                              1.46%
Telefonica S.A.                                                    1.45%
Eni S.p.A.                                                         1.41%
Total S.A.                                                         1.35%
BNP Paribas S.A.                                                   1.30%
Canon, Incorporated                                                1.27%

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
Country Allocation*
As of April 30, 2003 (unaudited)
----------------------------------------------------------

                                        Fund        EAFE
                                       -------------------
   France                                 8.30%       9.70%
   Netherlands                            7.70%       5.20%
   Germany                                5.40%       6.20%
   Spain                                  5.30%       3.80%
   Italy                                  4.00%       3.90%
   Ireland                                2.50%       0.80%
   Finland                                1.80%       2.10%
   Portugal                               0.80%       0.40%
   Belgium                                0.50%       1.00%
   Austria                                0.10%       0.20%
   Greece                                 0.00%       0.40%
                                       -------------------
Euro                                     36.80%      33.70%
                                       -------------------
                                       -------------------
UK                                       26.60%      27.70%
                                       -------------------
   Switzerland                            7.50%       8.10%
   Sweden                                 2.40%       2.20%
   Norway                                 2.00%       0.50%
   Denmark                                0.90%       0.80%
                                       -------------------
Other Non-Euro                           12.80%      11.60%
                                       -------------------
                                       -------------------
Japan                                    11.40%      19.30%
                                       -------------------
   Australia                              2.60%       5.20%
   Hong Kong                              2.60%       1.50%
   Singapore                              1.60%       0.80%
   South Korea                            0.80%       0.00%
   China                                  1.30%       0.00%
   New Zealand                            0.60%       0.20%
                                       -------------------
Other Asia                                9.50%       7.70%
                                       -------------------
   Canada                                 2.50%       0.00%
   Mexico                                 0.40%       0.00%
                                       -------------------
Other                                     2.90%       0.00%
                                       -------------------
                                       -------------------
Total                                   100.00%     100.00%
                                       ===================

* Allocations based upon gross investments in Portfolio.

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
Statements of Assets and Liabilities
April 30, 2003 (unaudited)
------------------------------------------------------------------------------

ASSETS:
   Investments in securities at value:
      Unaffiliated issuers                                     $   949,795,000
      Affiliated issuers                                           317,248,000
   Cash denominated in foreign currency (cost $104) ........           105,000
   Cash                                                             19,547,000
   Unrealized appreciation on foreign currency
    contracts ..............................................         1,372,000
   Dividends and interest receivable .......................         5,482,000
   Reclaims receivable .....................................            13,000
   Receivable for investments sold .........................         4,155,000
   Receivable for variation margin on open futures
    contracts                                                          292,000
                                                               ---------------
         Total assets ......................................         1,298,009
                                                               ---------------
LIABILITIES:
   Payable for investments purchased .......................         3,395,000
   Payable upon return of securities loaned                        267,984,000
   Management and investment advisory fees payable
    (Note 2) ...............................................           916,000
      Other liabilities ....................................           137,000
                                                               ---------------
         Total liabilities .................................   $   272,432,000
                                                               ---------------
                                                               ---------------
Net assets applicable to investors' beneficial
 interests .................................................   $ 1,025,577,000
                                                               ===============

*  Cost of investments                                           1,354,503,000

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
Statements of Operations
Six months ended April 30, 2003 (unaudited)
------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest income ......................................   $      318,000
      Dividend income (net of foreign taxes of $2,106) .....       11,777,000
   Income derived from commission recapture ................           92,000
   Income derived from securities lending, net .............          458,000
                                                               --------------
         Total investment income ...........................       12,645,000
                                                               --------------
EXPENSES:
      Management and investment advisory fees (Note 2) .....        1,765,000
      Custodian fees .......................................          504,000
      Professional fees ....................................           19,000
      Other expenses .......................................           13,000
                                                               --------------
         Total expenses ....................................        2,301,000
                                                               --------------
Net investment income ......................................       10,344,000
                                                               --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on:
      Investments ..........................................      (39,949,000)
      Foreign currency transactions ........................       14,968,000
      Futures ..............................................       (5,018,000)
   Change in net unrealized appreciation or depreciation of:
      Investments ..........................................       (3,154,000)
      Futures contracts ....................................        1,797,000
      Change in net unrealized depreciation of foreign
       currency
      Foreign currency translations                                66,324,000
                                                               --------------
      Net gain (loss) on investments .......................       34,968,000
                                                               --------------
Net increase (decrease) in net assets resulting from
 operations ................................................       45,312,000
                                                               ==============

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
Statements of Changes in Net Assets

                                                        Six Months
                                                          ended
                                                         April 30,         Year Ended
                                                            2003           October 31,
                                                        (unaudited)           2002
                                                      ---------------    ---------------
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income ...........................  $     6,842,000    $    10,344,000
   Net realized gain (loss) on investments,
    futures and foreign currency transactions ......      (12,767,000)       (29,999,000)
   Net change in unrealized appreciation
    or depreciation of investments, futures and
    foreign currency translations ..................        8,440,000         64,967,000
                                                      ---------------    ---------------
         Net increase (decrease) in net assets
          resulting from operations ................        2,515,000         45,312,000
                                                      ---------------    ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
   Contributions ...................................       46,108,000        247,567,000
   Withdrawals .....................................     (261,316,000)      (215,907,000)
                                                      ---------------    ---------------
         Net increase (decrease) in net assets
          resulting from transactions in investors'
          beneficial interests .....................     (215,208,000)        31,660,000
                                                      ---------------    ---------------
Net increase (decrease) in net assets ..............     (212,693,000)        76,972,000
                                                      ---------------    ---------------
NET ASSETS:
   Beginning of period .............................  $   253,428,000    $   948,605,000
                                                      ---------------    ---------------
   End of period ...................................       40,735,000      1,025,577,000
                                                      ===============    ===============

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
Schedule of Investments
April 30, 2003 (Unaudited)

-------------------------------------------------------------------------------

                                                       Shares         Value
                                                      (dollars in thousands)
                                                     --------------------------
STOCKS - 92.58%
AUSTRALIA - 2.38%
AUSTRALIA PREFERRED STOCK - 0.20%
The News Corporation *                                  345,000      2,037,000
                                                                   -----------
   TOTAL AUSTRALIA PREFERRED STOCK                                   2,037,000
                                                                   -----------

AUSTRALIA COMMON STOCK - 2.18%
Alumina Limited /\                                      842,900      2,299,000
Australia & New Zealand Banking Group Limited /\        318,520      3,716,000
BHP Billiton Limited                                    840,800      4,755,000
Iluka Resources Limited                                 387,194        995,000
Mayne Group Limited /\                                1,341,200      2,483,000
QBE Insurance Group Limited, 144A (Note A)  /\        1,132,070      6,048,000
WMC Resources Limited * /\                              842,900      2,109,000
                                                                   -----------
   TOTAL AUSTRALIA COMMON STOCK                                     22,405,000
                                                                   -----------
   TOTAL AUSTRALIA                                                  24,442,000
                                                                   -----------
AUSTRIA - 0.06%
AUSTRIA COMMON STOCK - 0.06%
VA Technologie AG, 144A (Note A) * /\                    22,671        568,000
                                                                   -----------
   TOTAL AUSTRIA COMMON STOCK                                          568,000
                                                                   -----------
BELGIUM COMMON STOCK - 0.42%
Fortis * /\                                             257,500      4,322,000
                                                                   -----------
   TOTAL BELGIUM COMMON STOCK                                        4,322,000
                                                                   -----------
CANADA COMMON STOCK - 2.34%
Alcan, Incorporated                                     134,200      3,929,000
BCE, Incorporated                                       249,200      4,925,000
Celestica, Incorporated *                               544,100      6,258,000
Husky Energy, Incorporated *                            309,200      3,535,000
Manulife Financial Corporation                          200,265      5,338,000
                                                                   -----------
   TOTAL CANADA COMMON STOCK                                        23,985,000
                                                                   -----------
DENMARK COMMON STOCK - 0.87%
Novo Nordisk A/S                                        247,400      8,962,000
                                                                   -----------
   TOTAL DENMARK COMMON STOCK                                        8,962,000
                                                                   -----------
FINLAND COMMON STOCK - 1.19%
KCI Konecranes Oyj                                      124,600      2,714,000
M-real Oyj                                              214,800      1,690,000
Stora Enso Oyj                                          227,600      2,474,000
UPM-Kymmene Oyj                                         365,600      5,345,000
                                                                   -----------
   TOTAL FINLAND COMMON STOCK                                       12,223,000
                                                                   -----------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
Schedule of Investments
April 30, 2003 (Unaudited)

------------------------------------------------------------------------------

FRANCE COMMON STOCK - 7.67%
Alstom, 144A (Note A) * /\                              220,212        447,000
Aventis S.A.  /\                                        306,052     15,544,000
AXA /\                                                  791,604     12,023,000
BNP Paribas S.A. /\                                     284,462     13,352,000
Compagnie Generale des Etablissements Michelin  /\      115,400      4,269,000
Lagardere S.C.A.  /\                                    117,600      4,494,000
Pechiney S.A. /\                                         55,600      1,604,000
Schneider Electric S.A.  /\                              46,700      2,211,000
Societe BIC S.A. *                                       56,737      1,995,000
Suez S.A. /\                                            202,580      3,298,000
Total S.A. /\                                           105,914     13,889,000
Vinci S.A. /\                                            85,689      5,580,000
                                                                   -----------
   TOTAL FRANCE COMMON STOCK                                        78,706,000
                                                                   -----------
GERMANY - 5.29%
GERMANY PREFERRED STOCK - 0.59%
Fresenius Medical Care AG /\                            169,846      6,047,000
                                                                   -----------
      TOTAL GERMANY PREFERRED STOCK                                      6,047
                                                                   -----------
GERMANY COMMON STOCK - 4.70%
BASF AG * /\                                             71,900      3,207,000
Bayer AG /\                                             111,600      2,036,000
Bayerische Motoren Werke Aktiengesellschaft /\          136,600      4,553,000
Celesio AG /\                                           148,865      5,904,000
Deutsche Post AG                                        592,000      7,063,000
E.ON AG /\                                               94,500      4,523,000
Fresenius Medical Care AG                                45,000      2,258,000
Hugo Boss AG  * /\                                      253,350      3,506,000
Krones AG *                                              97,452      5,709,000
Merck KGaA                                               94,000      2,525,000
Muenchener Rueckversicherung-Gesellschaft AG *           16,176      1,616,000
Siemens AG /\                                            41,500      2,069,000
Volkswagen AG  /\                                        92,300      3,245,000
                                                                   -----------
      TOTAL GERMANY COMMON STOCK                                    48,214,000
                                                                    ----------
   TOTAL GERMANY                                                    54,261,000
                                                                   -----------
HONG KONG COMMON STOCK - 3.52%
ASM Pacific Technology Limited /\                     1,941,000      4,816,000
Cheung Kong Holdings Limited                            531,000      2,934,000
CLP Holdings Limited *                                  542,000      2,217,000
Henderson Land Development Company Limited            1,588,000      3,940,000
Huaneng Power International, Incorporated  /\         1,948,000      1,848,000
Hutchison Whampoa Limited                               177,000        985,000
PetroChina Company Limited /\                        32,664,000      7,455,000
SCMP Group Limited                                    3,435,000      1,299,000
Shandong International Power Development
 Company Limited                                     11,920,000      2,583,000
Swire Pacific Limited /\                              2,035,500      8,039,000
                                                                   -----------
   TOTAL HONG KONG COMMON STOCK                                     36,116,000
                                                                   -----------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
Schedule of Investments
April 30, 2003 (Unaudited)

------------------------------------------------------------------------------

IRELAND COMMON STOCK - 2.33%
Allied Irish Banks plc                                  464,894      7,135,000
Bank of Ireland                                         241,100      2,946,000
Bank of Ireland *                                        14,000        173,000
CRH plc                                                 248,125      3,808,000
Depfa Bank plc *                                         94,090      5,145,000
Greencore Group                                       1,544,161      4,739,000
                                                                   -----------
   TOTAL IRELAND COMMON STOCK                                       23,946,000
                                                                   -----------
ITALY COMMON STOCK - 3.66%
Alleanza Assicurazioni S.p.A.  /\                       326,500      3,054,000
Banca Nazionale del Lavoro S.p.A. * /\                1,106,000      1,792,000
Eni S.p.A. /\                                         1,014,247     14,454,000
Riunione Adriatica di Sicurta S.p.A. /\                 192,193      2,771,000
Sanpaolo IMI S.p.A.  /\                                 310,000      2,557,000
Snam Rete Gas S.p.A. *                                  693,200      2,514,000
Telecom Italia S.p.A. /\                              1,272,950     10,399,000
                                                                   -----------
   TOTAL ITALY COMMON STOCK                                         37,541,000
                                                                   -----------
JAPAN COMMON STOCK - 10.52%
Acom Company Limited                                     17,900        503,000
Canon, Incorporated                                     323,000     13,054,000
DENSO Corporation                                        96,000      1,368,000
East Japan Railway Company                                1,340      6,067,000
FANUC Limited /\                                         35,500      1,453,000
Hitachi Limited                                         322,000      1,075,000
Honda Motor Company Limited                             193,500      6,409,000
Kao Corporation /\                                      206,000      3,757,000
Komatsu Limited /\                                      764,000      2,915,000
Konica Corporation /\                                 1,161,340     10,624,000
Namco Limited /\                                        320,100      4,485,000
NEC Corporation * /\                                    372,000      1,163,000
Nintendo Company Limited                                 98,200      7,674,000
Nippon Telegraph & Telephone Corporation                    913      3,200,000
Nissan Motor Company Limited                          1,049,000      8,048,000
Nomura Holdings, Incorporated /\                        167,000      1,654,000
NTT DoCoMo, Incorporated                                  1,703      3,513,000
Promise Company Limited                                 169,000      5,527,000
Sanyo Shinpan Finance Company Limited                   145,800      3,405,000
Sompo Japan Insurance, Incorporated /\                  709,000      3,240,000
Sony Corporation                                        242,800      5,904,000
Takeda Chemical Industries Limited                       94,800      3,474,000
Takefuji Corporation /\                                 139,930      7,286,000
Tokyo Gas Company Limited /\                            657,000      2,137,000
                                                                   -----------
   TOTAL JAPAN COMMON STOCK                                        107,935,000
                                                                   -----------
MEXICO COMMON STOCK - 0.33%
Telefonos de Mexico S.A. de C.V., ADR                   111,700      3,374,000
                                                                   -----------
   TOTAL MEXICO COMMON STOCK                                         3,374,000
                                                                   -----------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
Schedule of Investments
April 30, 2003 (Unaudited)

------------------------------------------------------------------------------

NETHERLANDS COMMON STOCK - 7.08%
ABN AMRO Holding N.V.  /\                               721,610     12,192,000
Akzo Nobel N.V. /\                                      119,326      2,653,000
ASML Holding N.V. *                                     461,450      3,986,000
CNH Global NV                                            77,320        675,000
Hagemeyer N.V. /\                                       377,178      1,827,000
IHC Caland N.V.                                          64,180      3,313,000
ING Groep N.V.                                          620,892     10,082,000
Koninklijke (Royal) KPN N.V. *                          704,000      4,683,000
Koninklijke (Royal) Philips Electronics N.V.          1,038,868     19,327,000
Royal Dutch Petroleum Company * /\                      148,000      6,053,000
TPG N.V. *                                              214,270      3,343,000
Vedior N.V. /\                                          683,351      4,507,000
                                                                   -----------
   TOTAL NETHERLANDS COMMON STOCK                                   72,641,000
                                                                   -----------
NEW ZEALAND COMMON STOCK - 0.60%
Carter Holt Harvey Limited /\                         2,333,889      2,128,000
Telecom Corporation of New Zealand Limited            1,503,973      4,030,000
                                                                   -----------
   TOTAL NEW ZEALAND COMMON STOCK                                    6,158,000
                                                                   -----------
NORWAY COMMON STOCK - 1.86%
Norsk Hydro ASA /\                                      156,900      6,637,000
Statoil ASA  /\                                         193,600      1,535,000
Telenor ASA /\                                        2,733,041     10,936,000
                                                                   -----------
   TOTAL NORWAY COMMON STOCK                                        19,108,000
                                                                   -----------
PORTUGAL COMMON STOCK - 0.72%
Portugal Telecom, SGPS, S.A.                          1,038,807      7,431,000
                                                                   -----------
   TOTAL PORTUGAL COMMON STOCK                                       7,431,000
                                                                   -----------
SINGAPORE COMMON STOCK - 1.49%
Creative Technology Limited /\                          659,320      4,196,000
Development Bank of Singapore Group Holdings
 Limited                                                579,795      2,841,000
Oversea-Chinese Banking Corporation Limited             365,650      1,946,000
United Overseas Bank Limited                          1,077,849      6,313,000
                                                                   -----------
   TOTAL SINGAPORE COMMON STOCK                                     15,296,000
                                                                   -----------
SOUTH KOREA COMMON STOCK - 0.78%
Kookmin Bank, ADR                                       140,510      3,871,000
Korea Electric Power Corporation                         86,860      1,462,000
LG Electronics, Incorporated                             76,760      2,647,000
                                                                   -----------
   TOTAL SOUTH KOREA COMMON STOCK                                    7,980,000
                                                                   -----------
SPAIN COMMON STOCK - 4.97%
Altadis S.A.                                            333,131      8,588,000
Banco Popular Espanol S.A. /\                            90,200      4,373,000
Banco Santander Central Hispano S.A. /\                 629,362      4,945,000
Endesa S.A. * /\                                        286,145      4,059,000
Iberdrola S.A.                                          215,157      3,465,000
Repsol YPF S.A.                                         716,580     10,436,000
Telefonica S.A. /\                                    1,347,830     14,906,000
Telefonica S.A. *                                        22,242        246,000
                                                                   -----------
   TOTAL SPAIN COMMON STOCK                                         51,018,000
                                                                   -----------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
Schedule of investments
April 30, 2003 (unaudited)

-------------------------------------------------------------------------------

SWEDEN COMMON STOCK - 2.75%
Atlas Copco AB /\                                       140,350      3,406,000
Autoliv, Incorporated * /\                              134,200      3,281,000
Electrolux AB /\                                        193,300      3,627,000
ForeningsSparbanken AB                                  223,400      3,032,000
Nordea AB /\                                            475,000      2,502,000
Sandvik AB /\                                           104,900      2,668,000
Stora Enso Oyj, Series A *                               66,662        725,000
Stora Enso Oyj, Series R * /\                           163,902      1,793,000
Volvo AB /\                                             360,500      7,206,000
                                                                   -----------
   TOTAL SWEDEN COMMON STOCK                                        28,240,000
                                                                   -----------
SWITZERLAND COMMON STOCK - 6.97%
Adecco SA /\                                            113,418      4,335,000
Centerpulse AG *                                          8,079      1,766,000
Clariant AG *                                           150,000      1,676,000
Compagnie Financiere Richemont AG *                     211,400      3,125,000
Credit Suisse Group /\                                  354,915      8,478,000
Geberit AG                                               15,982      5,032,000
Nestle SA                                                14,300      2,915,000
Novartis AG                                             264,487     10,433,000
SIG Holding AG                                          119,370     12,344,000
Swiss Reinsurance                                        71,810      4,691,000
UBS AG /\                                               181,800      8,626,000
Zurich Financial Services AG                             76,125      8,026,000
                                                                   -----------
   TOTAL SWITZERLAND COMMON STOCK                                   71,447,000
                                                                   -----------
UNITED KINGDOM COMMON STOCK - 24.78%
Alliance and Leicester plc /\                           710,700      9,212,000
Amersham plc /\                                         648,620      4,703,000
Arriva plc                                            1,496,174      7,664,000
Aviva plc                                               785,393      5,523,000
BAE Systems plc                                       3,151,558      6,397,000
Barclays plc                                            963,100      6,654,000
BHP Billiton plc                                        924,279      4,727,000
Boots Group plc                                         800,200      7,322,000
BP plc                                                1,271,930      8,060,000
Brambles Industries plc                                 635,641      1,890,000
British American Tobacco Industries plc                 428,125      4,106,000
BT Group plc *                                        1,799,038      5,154,000
Cable and Wireless plc                                1,452,300      1,747,000
Cadbury Schweppes plc                                 2,690,082     14,983,000
Celltech Group plc *                                    171,700        701,000
Chubb plc                                             2,250,167      2,401,000
Diageo plc                                            1,363,118     15,119,000
Dimension Data Holdings plc *                         9,413,347      2,445,000
FirstGroup plc                                          895,952      3,437,000
GlaxoSmithKline plc                                     476,100      9,542,000
Hanson plc *                                          1,634,475      9,156,000
Hays plc                                              3,430,819      4,579,000
HSBC Holdings plc                                       797,365      8,736,000
Imperial Chemical Industries plc                        723,981      1,501,000
Imperial Tobacco Group plc                              291,340      4,875,000
International Power plc *                               494,000        884,000

AMERICAN AADVANTAGE INTERNATIONAL EQUITY FUND
Schedule of investments
April 30, 2003 (unaudited)

--------------------------------------------------------------------------------

J. Sainsbury plc                                      429,500         1,623,000
Kidde plc                                           1,680,500         1,934,000
Kingfisher plc                                      3,090,386        12,076,000
Lloyds TSB Group plc                                  786,050         5,170,000
Marks & Spencer Group plc                             434,561         2,025,000
Reed Elsevier plc *                                   413,650         3,299,000
Reuters Group plc                                   1,979,047         4,270,000
Rolls-Royce plc                                       966,500         1,402,000
Royal Bank of Scotland Group plc                      386,346        10,133,000
SABMiller plc                                       1,101,612         7,588,000
Shell Transport & Trading Company plc                 754,900         4,521,000
Shire Pharmaceuticals Group plc *                     277,700         1,784,000
Smiths Group plc                                      177,690         1,900,000
Spirent plc *                                       2,849,739           956,000
Tesco plc                                           1,310,500         4,147,000
TI Automotive *                                       681,500                --
Unilever plc                                        1,529,700        15,036,000
United Business Media plc                           1,139,939         4,555,000
Vodafone Group plc                                  6,291,993        12,419,000
Wolseley plc                                          582,535         5,633,000
WPP Group plc                                         296,000         2,106,000
                                                                ---------------
   TOTAL UNITED KINGDOM COMMON STOCK                                254,095,000
                                                                ---------------
   TOTAL STOCKS                                                     949,795,000
                                                                ---------------
SHORT TERM INVESTMENTS - 30.96%
American AAdvantage Money Market Select Fund      125,207,243       125,208,000
AMR Investments Enhanced Yield Business Trust     192,040,302       192,040,000
                                                                ---------------
   TOTAL SHORT TERM INVESTMENTS                                     317,248,000
                                                                ---------------
TOTAL INVESTMENTS - 123.54%  (Cost $1,354,503)                    1,267,043,000
                                                                ---------------
LIABILITIES, NET OF OTHER ASSETS - (23.54%)                        (241,466,000)
                                                                ---------------
TOTAL NET ASSETS - 100%                                         $ 1,025,577,000
                                                                ===============

Based on the cost of investments of $1,365,956,000 for federal income tax purposes at April 30, 2003, the aggregate gross unrealized depreciation was $81,666,000, the aggregate gross unrealized depreciation was $180,579,000, and the net unrealized depreciation of investments was $98,913,000.

(A) Rates associated with United States Government Bonds represent yield to maturity from time of purchase.

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,063,000 or 0.69% of net assets.

ABBREVIATIONS:
ADR - American Depository Receipt
GDR - Global Depository Receipt

* - non-income producing

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
Notes to Financial Statements
April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. The AMR Investment Services International Equity Portfolio (the "Portfolio") is one of the portfolios of the Trust. The Portfolio commenced active operations on November 1, 1995. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation

     Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange at the close of trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

     Securities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale.

     Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Portfolio. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
Notes to Financial Statements
April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

     There is uncertainty regarding the collectibility of tax reclaims by the Portfolio due to its partnership status for federal income tax purposes. As such, the Portfolio did not accrue tax reclaims totaling $449,855 during the period. Upon determination of the Portfolio's entitlement to benefits under foreign tax treaties, if any, tax reclaim income will be accrued. Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Forward Foreign Currency Contracts

     The Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

Futures Contracts

     The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio may purchase or sell futures contracts and options on futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price established each day by the board of trade or exchange on which they are traded.

Federal Income and Excise Taxes

     The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
Notes to Financial Statements
April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

2.  Transactions with Affiliates

Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory, portfolio management services and securities lending services. Investment assets of the Portfolio are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets of the Portfolio plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolio. Management fees are paid as follows:

                                               Amounts paid to      Net Amounts
                                                  Investment        Retained by
Management Fee Rate         Management Fee         Advisors           Manager
-------------------         --------------     ---------------      -----------
   .25% - .60%              $    1,765,000     $     1,291,000      $   474,000

     As compensation for services provided by the Manager in connection with securities lending activities, the Portfolio pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. During the period, the Portfolio paid securities lending fees of $103,000 to the Manager.

Investment in Affiliated Funds

     The Portfolio may invest in the American AAdvantage Money Market Select Fund (the "Select Fund"), an open-end management investment company managed by the Manager. The Manager receives from the Select Fund an annualized fee equal to 0.10% of the average daily net assets. Income distributions from the Select Fund are recorded as interest income in the accompanying financial statements and totaled $277,375 during the six months ended April 30, 2003 for the Portfolio.

Other

     Certain officers or Trustees of the Trust are also current or former officers or employers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated Trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the six months ended April 30, 2003, the cost of air transportation was not material to the Portfolio. One Trustee, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

3.  Investment Transactions

     The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2003 were $136,846,000 and $120,574,000, respectively.

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
Notes to Financial Statements
April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

4.  Commitments

     In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At April 30, 2003, the Portfolio had outstanding forward foreign currency contracts as follows:

    5,500,000     Australian Dollar ......   5/14/2003      $  3,440,000      $   211,000
    5,500,000     Canadian Dollar ........   5/14/2003         3,832,000          223,000
    1,800,000     Euro Currency ..........   5/14/2003        20,116,000          778,000
2,000,000,000     Japanese Yen ...........   5/14/2003        16,804,000          132,000
   11,800,000     Pound Sterling .........   5/14/2003        18,859,000          (29,000)
    6,000,000     Swiss Franc ............   5/14/2003         4,431,000           14,000
   10,000,000     Swedish Krona ..........   5/14/2003         1,222,000           43,000
                                                            ------------      -----------
Total contracts to receive
(Payable amount $67,333,000)                                $ 68,704,000      $ 1,372,000
                                                            ============      ===========

AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO
Notes to Financial Statements
April 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

     The Portfolio may purchase securities with delivery or payment to occur at a later date. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place.

5.  Securities Lending

     The Portfolio participates in a securities lending program under which securities are loaned to selected institutional investors. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that will generally equal at least 100% of the market value of the loaned securities plus accrued interest. The Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of securities fail financially. The Portfolio receives the interest on the collateral less any fees and rebates paid to agents and transferees of securities. The Portfolio also continues to receive income on the securities loaned, and any gain or loss in the market price of securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

     At April 30, 2003, securities with a market value of approximately $258,006,494 were loaned by the Portfolio. Cash collateral held by the custodian for the Portfolio in an investment in the AMR Investments Enhanced Yield Business Trust and the American AAdvantage Money Market Select Fund (the "Funds") totaled $267,985,843. The custodian held non-cash. The Manager serves as Trustee and as investment adviser to the Funds. The Manager receives from the Funds annualized fees equal to 0.10% of the average daily net assets.

6.  Commission Recapture

     The Portfolio has established brokerage commission recapture arrangements with certain brokers or dealers. If a Portfolio investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Portfolio.

7.  Futures Contracts

     A summary of obligations under these financial instruments at April 30, 2003 is as follows:

                                                                           Market         Appreciation/
Type of Future                          Expiration      Contracts          Value          (Depreciation)
--------------------                    ----------------------------------------------------------------
France CAC 40 Index................     June 2003             243      $   7,852,252      $      405,886
Germany DAX Index..................     June 2003              64          5,237,167             676,799
UK FTSE 100 Index..................     June 2003             363         22,701,859             888,421
Hang Seng Index....................     May 2003               23          1,280,342              56,058
Italy MIB 30 Index.................     June 2003              24          3,227,607             309,426
Japan Nikkei 300 Index.............     June 2003             155          1,954,721              23,394
Tokyo FE TOPIX Index...............     June 2003             214         14,148,833             134,915
Spain IBEX 35 Index................     May 2003               43          3,099,786             (46,998)
Sweden OMX Index...................     May 2003              290          1,844,475             111,361
Canada S&PCDA 60 Index.............     June 2003              98          5,113,816              96,236
Australia SPI Index................     June 2003              93          4,339,941             140,624
                                                                       ---------------------------------
                                                                       $  70,800,799      $    2,796,122
                                                                       =================================

AMR Investment Services International Equity Fund
International Equity Industry Diversification
April 30, 2003 (unaudited)
--------------------------------------------------------------------------------

                                                             Percent of
                                                             Net Assets
                                                            -----------
Consumer Discretionary                                            12.16%
Consumer Staples                                                   9.24%
Energy                                                             7.47%
Financials                                                        22.84%
Health Care                                                        7.42%
Industrials                                                       12.75%
Information Technology                                             3.70%
Materials                                                          5.72%
Short-Term Investments                                            30.93%
Telecommunications Services                                        8.48%
Utilities                                                          2.83%
Other Liabilities                                                -23.54%
                                                            -----------
   Net Assets                                                    100.00%
                                                            ===========

NestEgg Funds
Semi Annual Report
April 30, 2003


NestEgg Capital Preservation Fund
NestEgg 2010 Fund
NestEgg 2020 Fund
NestEgg 2030 Fund
NestEgg 2040 Fund


--------------------------------------------------------------------------------
Important Customer Information, Investment Products:
.. Are not deposits or obligations of, or guaranteed by, INTRUST Bank,
  N.A. or any of its affiliates,
.. Are not insured by the FDIC, and
.. Are subject to investment risks, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services Limited Partnership.

NestEgg Capital Preservation Fund
Schedule of Portfolio Investments
April 30, 2003
(Unaudited)

                                                     Shares             Value
                                                  ------------    -------------
INVESTMENT COMPANIES  (99.7%)
iShares MSCI EAFE Index Fund                             3,187     $    318,094
iShares Russell 2000 Index Fund                          3,175          252,095
iShares Russell 2000 Growth Index Fund                   2,264           95,496
iShares S&P 500/BARRA Growth Index Fund                  2,830          134,114
iShares S&P Midcap 400 Index Fund                        3,968          348,509
Vanguard Institutional Index Fund                        9,476          795,936
Vangurad Total Bond Market Index Fund                  398,963        4,161,190
American AAdvantage U.S. Government
 Money Market Fund (b)                                 311,507          311,507
                                                                  -------------
TOTAL INVESTMENT COMPANIES                                            6,416,941
                                                                  -------------
TOTAL INVESTMENTS
 (Cost $ 6,294,494)(a) - 99.7%                                        6,416,941
Other assets in excess of liabilities - 0.3%                             19,850
                                                                  -------------
NET ASSETS - 100.0%                                                $  6,436,791
                                                                  =============
-----------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation                   $   123,036
Unrealized depreciation                          (589)
                                          -----------
Net unrealized appreciation               $   122,447
                                          ===========
(b) Affiliate.

                        See Notes to Financial Statements
                                       2

NestEgg Funds
NestEgg Capital Preservation Fund
Statement of Assets and Liabilities
                                                                April 30, 2003
                                                                  (Unaudited)

Assets:
Investments, at value (cost $ 5,982,987 )                       $     6,105,434
Investment in affiliates, at value
 (cost $ 311,507)                                                      311,507
                                                                ---------------
   Total Investments                                                  6,416,941
                                                                ---------------
Interest and dividends receivable                                        16,537
Receivable for capital shares issued                                        150
Receivable from advisor                                                   5,198
Prepaid Expenses and other assets                                         1,571
                                                                ---------------
Total Assets                                                          6,440,397
                                                                ---------------
Liabilities:
Accrued expenses and other payables:
   Investment advisory fees                   $          875
   Administration fees                                 1,029
   Service organization fees                           1,287
   Custodian fees                                        103
   Other payables                                        312
                                              --------------
Total Liabilities                                                         3,606
                                                                ---------------
Net Assets                                                      $     6,436,791
                                                                ===============
Net Assets consist of:
Capital                                                               6,607,295
Accumulated net investment loss                                         (34,243)
Accumulated net realized losses from
 investment transactions                                               (258,708)
Unrealized appreciation from investments                                122,447
                                                                ---------------
Net Assets                                                      $     6,436,791
                                                                ===============
Service Shares:
   Net Assets                                                   $     6,435,198
                                                                ===============
   Shares outstanding                                                   670,493
                                                                ===============
   Redemption price per share                                   $          9.60
                                                                ===============
Premium Shares:
   Net Assets                                                   $         1,593
                                                                ===============
   Shares outstanding                                                       166
                                                                ===============
   Redemption price per share                                   $          9.59
                                                                ===============
Maximum Sales Charge - Premium Shares                                      1.50%
                                                                ---------------
Maximum Offering Price Per Premium Share
 (100%/(100%-Maximum Sales Charge) of net
 asset value adjusted to the nearest cent)                      $         9.74
                                                                ===============

                        See Notes to Financial Statements
                                       3

NestEgg Funds
NestEgg Capital Preservation Fund
Statement of Operations
                                                Six months ended April 30, 2003
                                                                   (Unaudited)

Investment Income:
   Interest income                                              $            19
   Dividend income                                                      113,049
   Dividend income from affiliates                                        1,745
                                                                ---------------
Total Investment Income                                                 114,813
                                                                ---------------
Expenses:
   Investment advisory fees                   $       19,677
   Administration fees                                 5,622
   12b-1 Service Class                                 7,026
   12b-1 Premium Class                                     4
   Service organization Service Class                  7,026
   Service organization Premium Class                      2
   Accounting fees                                     8,566
   Custodian fees                                        562
   Transfer agent fees                                 2,308
   Other fees                                          8,589
                                              --------------
Total expenses before fee reductions                                     59,382
   Expenses reduced by the Investment Advisor                           (23,725)
   Expenses reduced by the Distributor                                   (7,028)
                                                                ---------------
   Net Expenses                                                          28,629
                                                                ---------------
Net Investment Income                                                    86,184
                                                                ---------------
Realized/Unrealized Gains from Investments:
Net realized gains from investment
 transactions                                                            16,011
Change in unrealized appreciation/
 depreciation from  investments                                         123,496
                                                                ---------------
Net realized/unrealized gains from
 investments                                                            139,507
                                                                ---------------
Change in Net Assets Resulting from
 Operations                                                     $       225,691
                                                                ===============

                        See Notes to Financial Statements
                                       4

NestEgg Funds
NestEgg Capital Perservation Fund
Statements of Changes in Net Assets

                                                         Six months     Eight month
                                                            ended       period ended     Year ended
                                                          April 30,      October 31,    February 28,
                                                            2003            2002            2002
                                                        ------------   -------------    ------------
                                                        (Unaudited)
From Investment Activities:
Operations:
   Net investment income                                $     86,184    $     79,833    $    136,889
   Net realized gains (losses) from investment
    transactions                                              16,011        (273,853)         29,510
   Change in unrealized appreciation/depreciation
   from investments                                          123,496          47,337         (77,956)
                                                        ------------    ------------    ------------
Change in net assets resulting from operations               225,691        (146,683)         88,443
                                                        ------------    ------------    ------------
Distributions to Service Class Shareholders:
   From net investment income                               (141,030)        (58,939)       (147,079)
   From net realized gain on investment                           --          (4,628)        (10,385)
Distributions to Premium Class Shareholders:
   From net investment income                                    (23)             --              --
                                                        ------------    ------------    ------------
Change in net assets from shareholder distributions         (141,053)        (63,567)       (157,464)
                                                        ------------    ------------    ------------
Capital Share Transactions:
Change in net assets from capital share transactions         986,198         (18,302)        589,430
                                                        ------------    ------------    ------------
Change in net assets                                       1,070,836        (228,552)        520,409
Net Assets:
   Beginning of period                                     5,365,955       5,594,507       5,074,098
                                                        ------------    ------------    ------------
   End of period                                        $  6,436,791    $  5,365,955    $  5,594,507
                                                        ============    ============    ============

                        See Notes to Financial Statements
                                       5

NestEgg Funds
NestEgg Capital Preservation Fund
Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

                               Six months      Period
                                 ended          ended          Year ended       Year ended       Year ended      Year ended
                               April 30,      October 31,       February         February        February         February
                                 2003           2002(a)         28, 2002         28, 2001        28, 2000        28, 1999(b)
                              -----------     -----------      -----------     ------------     -----------     ------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period                    $      9.47     $      9.84      $      9.96     $       9.95     $      9.89     $      10.00
                              -----------     -----------      -----------     ------------     -----------     ------------
Investment Activities:
   Net investment income             0.15            0.14             0.26             0.36            0.31             0.03
   Net realized and
    unrealized gains
    (losses) on investments          0.22           (0.40)           (0.08)            0.18            0.09            (0.14)
                              -----------     -----------      -----------     ------------     -----------     ------------
   Total from Investment
    Activities                       0.37           (0.27)            0.18             0.54            0.40            (0.11)
                              -----------     -----------      -----------     ------------     -----------     ------------
Distributions:
   Net investment income            (0.24)          (0.10)           (0.28)           (0.35)          (0.34)              --
   Net realized gains on
    investment transactions            --           (0.01)           (0.02)           (0.18)             --               --
   Return of capital                   --              --               --               --              --**             --
                              -----------     -----------      -----------     ------------     -----------     ------------
   Total Distributions              (0.24)          (0.11)          (0.30)           (0.53)          (0.34)               --
                              -----------     -----------      -----------     ------------     -----------     ------------
Net Asset Value, End of
 Period                       $      9.60     $      9.47      $      9.84     $       9.96     $      9.95     $       9.89
                              ===========     ===========      ===========     ============     ===========     ============
Total Return (excludes
 sales charge)                       3.93%(c)       (2.63%)(c)        1.79%            5.51%           4.19%           (1.10%)(c)

Ratios/Supplementary Data:
   Net Assets at end of
    period (000)              $     6,435     $     5,366      $     5,595     $      5,074     $     5,876     $      1,316
   Ratio of expenses to
    average net assets               1.00%(d)        1.24%/\(d)       1.36%/\          1.50%/\         1.49%/\          1.50%/\d)
   Ratio of net investment
    income to average net
    assets                           3.07%(d)        2.18%/\(d)       2.61%/\          3.45%/\         3.12%/\          2.68%/\(d)
   Ratio of expenses to
    average net assets*              2.11%(d)        1.84%/\(d)       1.67%/\          2.12%/\         3.16%/\         12.20%/\(d)
   Portfolio turnover                  28%             49%(e)          116%(e)           58%(e)          55%(e)           66%(e)

-----------------------------

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
<F2>
**  The amount is less than $0.005
<F3>
/\ These ratios include income and expenses charged from the corresponding Master Portfolio
<F4>
(a) The Funds changed their fiscal year end from February 28 to October 31.
<F5>
(b) The Fund commenced operations on January 4, 1999.
<F6>
(c) Not annualized.
<F7>
(d) Annualized.
<F8>
(e) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                        See Notes to Financial Statements
                                       6

NestEgg Funds
NestEgg Capital Preservation Fund
Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

                                                                Six months
                                                                  ended
                                                                 April 30,
                                                                 2003(a)
                                                               ------------
                                                               (Unaudited)

Net Asset Value, Beginning of Period                           $       9.47
                                                               ------------
Investment Activities:
   Net investment income                                               0.16
   Net realized and unrealized gains on investments                    0.18
                                                               ------------
   Total from Investment Activities                                    0.34
                                                               ------------
Distributions:
   Net investment income                                             (0.22)
   Net realized gains on investment transactions                         --
                                                               ------------
   Total Distributions                                                (0.22)
                                                               ------------
Net Asset Value, End of Period                                 $       9.59
                                                               ============

Total Return (excludes sales charge)                                   3.62%(b)

Ratios/Supplementary Data:
   Net Assets at end of period (000)                           $          2
   Ratio of expenses to average net assets                             1.55%(c)
   Ratio of net investment income to average net assets                2.64%(c)
   Ratio of expenses to average net assets*                            2.66%(c)
   Portfolio turnover                                                    28%

-----------------------------------------------------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(a) The Funds began offering the Premium Shares on November 1, 2002.
(b) Not annualized.
(c) Annualized.

                        See Notes to Financial Statements
                                       7

NestEgg 2010 Fund
Schedule of Portfolio Investments
April 30, 2003
(Unaudited)
                                                  Shares              Value
                                               --------------    --------------
INVESTMENT COMPANIES (99.8%)
iShares MSCI EAFE Index Fund                           10,464    $    1,044,412
iShares Russell 2000 Index Fund                        10,390           824,966
iShares Russell 2000 Growth Index Fund                  7,822           329,932
iShares S&P 500/BARRA Growth Index Fund                 9,260           438,831
iShares S&P MidCap 400 Index Fund                      12,984         1,140,385
Vanguard Institutional Index Fund                      31,420         2,638,972
Vanguard Total Bond Market Index Fund                 803,529         8,380,810
American AAdvantage U.S. Government
 Money Market Fund (b)                                673,666           673,666
                                                                 --------------
TOTAL INVESTMENT COMPANIES                                           15,471,974
                                                                 --------------
TOTAL INVESTMENTS
 (Cost $ 15,173,016) (a) - 99.8%                                     15,471,974
Other assets in excess of liabilities - 0.2%                             36,385
                                                                 --------------
NET ASSETS - 100.0%                                              $   15,508,359
                                                                 ==============

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation            $ 301,327
Unrealized depreciation               (2,369)
                                   ---------
Net unrealized appreciation        $ 298,958
                                   =========
(b) Affiliate.

                        See Notes to Financial Statements
                                       8

NestEgg Funds
NestEgg 2010 Fund
Statement of Assets and Liabilities
                                                                   April 30,
                                                                     2003
                                                                  (Unaudited)

Assets:
Investments, at value (cost  $ 14,499,350)                      $    14,798,308
Investment in affiliates, at value
 (cost $ 673,666)                                                       673,666
                                                                ---------------
   Total Investments                                                 15,471,974
                                                                ---------------
Interest and dividends receivable                                        33,079
Receivable due from Investment Advisor                                    6,662
Prepaid Expenses and other assets                                         4,606
                                                                ---------------
   Total Assets                                                      15,516,321
                                                                ---------------
Liabilities:
Accrued expenses and other payables:
   Investment advisory fees                  $          2,115
   Administration fees                                  2,488
   Service organization fees                            3,110
   Custodian fees                                         249
                                             ----------------
   Total Liabilities                                                      7,962
                                                                ---------------
Net Assets                                                      $    15,508,359
                                                                ===============
Net Assets consist of:
Capital                                                              17,185,397
Accumulated net investment loss                                        (118,515)
Accumulated net realized losses from
 investment transactions                                             (1,857,481)
Unrealized appreciation from investments                                298,958
                                                                ---------------
Net Assets                                                      $    15,508,359
                                                                ===============
Service Shares:
   Net Assets                                                   $    15,507,062
   Shares outstanding                                                 1,710,396
   Redemption price per share                                   $          9.07
                                                                ===============
Premium Shares:
   Net Assets                                                   $         1,297
   Shares outstanding                                                       143
   Redemption price per share                                   $          9.06
                                                                ===============
Maximum Sales Charge - Premium Shares                                      1.50%
                                                                ---------------
Maximum Offering Price Per Premium Share
 (100%/(100%-Maximum Sales Charge) of net
 asset value adjusted to the nearest cent)                      $          9.20
                                                                ===============

                        See Notes to Financial Statements
                                       9

NestEgg Funds
NestEgg 2010 Fund
Statement of Operations
                                               Six months ended April 30, 2003
                                                                   (Unaudited)

Investment Income:
   Interest income                                               $            2
   Dividend income                                                      269,683
   Dividend income from affiliates                                        4,820
                                                                 --------------
Total Investment Income                                                 274,505
                                                                 --------------
Expenses:
   Investment advisory fees                    $       51,201
   Administration fees                                 14,629
   12b-1 Service Class                                 18,285
   12b-1 Premium Class                                      4
   Service organization Service Class                  18,285
   Service organization Premium Class                       2
   Accounting fees                                      8,865
   Audit fees                                           7,583
   Custodian fees                                       1,463
   Transfer agent fees                                  5,710
   Other fees                                          12,341
                                               --------------
Total expenses before fee reductions                                    138,368
   Expenses reduced by the Investment Advisor                           (46,428)
   Expenses reduced by the Distributor                                  (18,287)
                                                                 --------------
   Net Expenses                                                          73,653
                                                                 --------------
Net Investment Income                                                   200,852
                                                                 --------------
Realized/Unrealized Gains from Investments:
Net realized gains from investment
 transactions                                                            54,858
Change in unrealized appreciation/
 depreciation from  investments                                         302,901
                                                                 --------------
Net realized/unrealized gains from
 investments                                                            357,759
                                                                 --------------
Change in Net Assets Resulting from
 Operations                                                      $      558,611
                                                                 ==============

                        See Notes to Financial Statements
                                       10

NestEgg Funds
NestEgg 2010 Fund
Statements of Changes in Net Assets

                                                                Six months     Eight month
                                                                  ended        period ended     Year ended
                                                                 April 30,      October 31,    February 28,
                                                                   2003            2002            2002
                                                               ------------    ------------    ------------
                                                               (Unaudited)
From Investment Activities:
Operations:
   Net investment income                                       $    200,852    $    162,753    $    334,564
   Net realized gains (losses) from investment transactions          54,858      (1,857,736)       (167,110)
   Change in unrealized appreciation/depreciation from
    investments                                                     302,901         538,290        (397,938)
                                                               ------------    ------------    ------------
Change in net assets resulting from operations                      558,611      (1,156,693)       (230,484)
                                                               ------------    ------------    ------------
Distributions to Service Class Shareholders:
   From net investment income                                      (368,210)       (127,018)       (332,783)
Distributions to Premium Class Shareholders:
   From net investment income                                           (23)             --              --
                                                               ------------    ------------    ------------
Change in net assets from shareholder distributions                (368,233)       (127,018)       (332,783)
                                                               ------------    ------------    ------------
Capital Share Transactions:
Change in net assets from capital share transactions                786,735        (687,656)      2,561,082
                                                               ------------    ------------    ------------
Change in net assets                                                977,113      (1,971,367)      1,997,815

Net Assets:
   Beginning of period                                           14,531,246      16,502,613      14,504,798
                                                               ------------    ------------    ------------
   End of period                                               $ 15,508,359    $ 14,531,246    $ 16,502,613
                                                               ============    ============    ============

                        See Notes to Financial Statements
                                       11

NestEgg Funds
NestEgg 2010 Fund
Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

                                     Six months       Period                                                        Year ended
                                      ended           ended           Year ended      Year ended     Year ended      February
                                     April 30,      October 31,        February        February        February          28,
                                       2003           2002 (a)        28,  2002       28,  2001       28,  2000      1999(b)
                                    -----------     -----------      -----------     -----------     ----------     ----------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period                             $      8.96     $      9.77      $     10.14     $     10.37     $     9.92     $    10.00
                                    -----------     -----------      -----------     -----------     ----------     ----------
Investment Activities:
   Net investment income                   0.13            0.10             0.21            0.28           0.21           0.03
   Net realized and unrealized
    gains (losses) on investments          0.20           (0.83)           (0.37)          (0.14)          0.50          (0.11)
                                    -----------     -----------      -----------     -----------     ----------     ----------
  Total from Investment Activities         0.33           (0.73)           (0.16)           0.14           0.71          (0.08)
                                    -----------     -----------      -----------     -----------     ----------     ----------
Distributions:
   Net investment income                  (0.22)          (0.08)           (0.21)          (0.28)         (0.24)            --
   Net realized gains on
    investment transactions                  --              --               --           (0.09)         (0.02)            --
                                    -----------     -----------      -----------     -----------     ----------     ----------
   Total Distributions                    (0.22)          (0.08)           (0.21)          (0.37)         (0.26)            --
                                    -----------     -----------      -----------     -----------     ----------     ----------
Net Asset Value, End of Period      $      9.07     $      8.96      $      9.77     $     10.14     $    10.37     $     9.92
                                    ===========     ===========      ===========     ===========     ==========     ==========
Total Return (excludes sales
 charge)                                   3.82%(c)       (7.52%)(c)      (1.60%)          1.39%)         7.24%         (0.80%)(c)

Ratios/Supplementary Data:
   Net Assets at end of
    period (000)                    $    15,507     $    14,531      $    16,503     $    14,505     $   13,671     $    2,729
   Ratio of expenses to average
    net assets                             1.00%(d)        1.27%/\(d)       1.33%/\         1.44%/\        1.50%/\        1.29%/\(d)
   Ratio of net investment income
    to average net assets                  2.75%(d)        1.60%/\(d)       2.14%/\         2.60%/\        2.27%/\        2.46%/\(d)
   Ratio of expenses to average
    net assets*                            1.89%(d)        1.60%/\(d)       1.58%/\         1.76%/\        2.94%/\        8.26%/\(d)
   Portfolio turnover                        34%             61%(e)           86%(e)          54%(e)         49%(e)         38%(e)

---------

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
<F2>
/\ These ratios include income and expenses charged from the corresponding Master Portfolio
<F3>
(a) The Funds changed their fiscal year end from February 28 to October 31.
<F4>
(b) The Fund commenced operations on January 4, 1999.
<F5>
(c) Not annualized.
<F6>
(d) Annualized.
<F7>
(e) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                        See Notes to Financial Statements
                                       12

NestEgg Funds
NestEgg 2010 Fund
Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

                                                                Six months
                                                                  ended
                                                                April 30,
                                                                 2003 (a)
                                                               ------------
                                                                (Unaudited)

Net Asset Value, Beginning of Period                           $       8.96
                                                               ------------
Investment Activities:
   Net investment income                                               0.13
   Net realized and unrealized gains on investments                    0.18
                                                               ------------
   Total from Investment Activities                                    0.31
                                                               ------------
Distributions:
   Net investment income                                              (0.21)
                                                               ------------
   Total Distributions                                                (0.21)
                                                               ------------
Net Asset Value, End of Period                                 $       9.06
                                                               ============

Total Return (excludes sales charge)                                   3.50%(b)

Ratios/Supplementary Data:
   Net Assets at end of period (000)                           $          1
   Ratio of expenses to average net assets                             1.55%(c)
   Ratio of net investment income to average net assets                2.33%(c)
   Ratio of expenses to average net assets*                            2.28%(c)
   Portfolio turnover                                                    34%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(a) The Funds began offering the Premium Shares on November 1, 2002.
(b) Not annualized.
(c) Annualized.

                        See Notes to Financial Statements
                                       13

NestEgg 2020 Fund
Schedule of Portfolio Investments
April 30, 2003
(Unaudited)

                                                   Shares            Value
                                               --------------    --------------
INVESTMENT COMPANIES  (99.9%)
iShares MSCI EAFE Index Fund                           22,543    $    2,250,017
iShares Russell 2000 Index Fund                        22,490         1,785,706
iShares Russell 2000 Growth Index Fund                 16,235           684,792
iShares S&P 500/BARRA Growth Index Fund                20,045           949,933
iShares S&P MidCap 400 Index Fund                      28,106         2,468,550
Vanguard Institutional Index Fund                      67,036         5,630,381
Vanguard Total Bond Market Index Fund                 881,370         9,192,693
American AAdvantage U.S. Government
 Money Market Fund (b)                              1,191,310         1,191,310
                                                                 --------------
TOTAL INVESTMENT COMPANIES                                           24,153,382
                                                                 --------------

TOTAL INVESTMENTS
   (Cost $ 23,662,489) (a) - 99.9%                                   24,153,382
Other assets in excess of
 liabilities - 0.1%                                                      29,118
                                                                 --------------
NET ASSETS - 100.0%                                              $   24,182,500
                                                                 ==============

----------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation          $    495,098
Unrealized depreciation                (4,205)
                                 ------------
Net unrealized appreciation      $    490,893
                                 ============

(b) Affiliate.

                        See Notes to Financial Statements
                                       14

NestEgg Funds
NestEgg 2020 Fund
Statement of Assets and Liabilities
                                                                 April 30, 2003
                                                                   (Unaudited)

Assets:
Investments, at value (cost $ 22,471,179 )                      $    22,962,072
Investment in affiliates, at value
 (cost $ 1,191,310 )                                                  1,191,310
                                                                ---------------
   Total Investments                                                 24,153,382
                                                                ---------------
Interest and dividends receivable                                        36,628
Receivable for capital shares issued                                        150
Receivable due from Investment Advisor                                      959
Prepaid Expenses and other assets                                         4,690
                                                                ---------------
   Total Assets                                                      24,195,809
                                                                ---------------
Liabilities:
Accrued expenses and other payables:
   Investment advisory fees                  $         3,257
   Administration fees                                 3,832
   Distribution fees                                      11
   Service organization fees                           4,790
   Custodian fees                                        383
   Other payables                                      1,036
                                             ---------------
   Total Liabilities                                                     13,309
                                                                ---------------
Net Assets                                                      $    24,182,500
                                                                ===============

Net Assets consist of:
Capital                                                              30,135,169
Accumulated net investment loss                                        (196,574)
Accumulated net realized losses from
 investment transactions                                             (6,246,988)
Unrealized appreciation from investments                                490,893
                                                                ---------------
Net Assets                                                      $    24,182,500
                                                                ===============

Service Shares:
   Net Assets                                                   $    24,142,805
   Shares outstanding                                                 2,888,982
   Redemption price per share                                   $          8.36
                                                                ===============

Premium Shares:
   Net Assets                                                   $        39,695
   Shares outstanding                                                     4,746
   Redemption price per share                                   $          8.36
                                                                ===============

Maximum Sales Charge - Premium Shares                                      1.50%
                                                                ---------------
Maximum Offering Price Per Premium Share
 (100%/(100%-Maximum Sales Charge) of
 net asset value adjusted to  the
 nearest cent)                                                  $          8.49
                                                                ===============

                       See Notes to Financial Statements
                                       15

NestEgg Funds
NestEgg 2020 Fund
Statement of Operations
                                              Six months ended April 30, 2003
                                                                  (Unaudited)

Investment Income:
   Dividend income                                              $       356,653
   Dividend income from affiliates                                        7,233
                                                                ---------------
Total Investment Income                                                 363,886
                                                                ---------------

Expenses:
   Investment advisory fees                  $        77,333
   Administration fees                                22,095
   12b-1 Service Class                                27,613
   12b-1 Premium Class                                    19
   Service organization Service Class                 27,613
   Service organization Premium Class                      7
   Accounting fees                                     9,570
   Audit fees                                         11,223
   Custodian fees                                      2,209
   Legal fees                                          3,341
   Transfer agent fees                                 9,005
   Other fees                                         13,911
                                             ---------------
Total expenses before fee reductions                                    203,939
   Expenses reduced by the Investment
    Advisor                                                             (65,667)
   Expenses reduced by the Distributor                                  (27,618)
                                                                ---------------
   Net Expenses                                                         110,654
                                                                ---------------
Net Investment Income                                                   253,232
                                                                ---------------

Realized/Unrealized Gains from Investments:
Net realized gains from investment
 transactions                                                           120,513
Change in unrealized appreciation/
 depreciation from  investments                                         499,193
                                                                ---------------
Net realized/unrealized gains from
 investments                                                            619,706
                                                                ---------------
Change in Net Assets Resulting
 from Operations                                                $       872,938
                                                                ===============

                       See Notes to Financial Statements
                                       16

NestEgg Funds
NestEgg 2020 Fund
Statements of Changes in Net Assets

                                                         Six months     Eight month
                                                           ended        period ended     Year ended
                                                          April 30,      October 31,    February 28,
                                                            2003            2002            2002
                                                        ------------    ------------    ------------
                                                        (Unaudited)
From Investment Activities:
Operations:
   Net investment income                                $    253,232    $    189,065    $    334,273
   Net realized gains (losses) from
    investment transactions                                  120,513      (5,710,535)        (14,473)
   Change in unrealized appreciation/
    depreciation from investments                            499,193       2,785,314      (1,705,583)
                                                        ------------    ------------    ------------
Change in net assets resulting from operations               872,938      (2,736,156)     (1,385,783)
                                                        ------------    ------------    ------------

Distributions to Service Class Shareholders:
   From net investment income                               (523,433)       (143,917)       (330,600)
Distributions to Premium Class Shareholders:
   From net investment income                                    (21)             --              --
                                                        ------------    ------------    ------------
Change in net assets from shareholder distributions        (523,454)       (143,917)       (330,600)
                                                        ------------    ------------    ------------

Capital Share Transactions:
Change in net assets from capital share transactions       1,846,311       1,118,165       1,951,964
                                                        ------------    ------------    ------------

Change in net assets                                       2,195,795      (1,761,908)        235,581

Net Assets:
   Beginning of period                                    21,986,705      23,748,613      23,513,032
                                                        ------------    ------------    ------------
   End of period                                        $ 24,182,500    $ 21,986,705    $ 23,748,613
                                                        ============    ============    ============

                       See Notes to Financial Statements
                                       17

NestEgg Funds
NestEgg 2020 Fund
Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

                              Six months
                                ended           Period         Year ended       Year ended      Year ended       Year ended
                                 April        October 31,       February         February        February         February
                               30, 2003         2002(a)         28, 2002         28, 2001        28, 2000        28,1999(b)
                              -----------     -----------      -----------     ------------     -----------     -----------
                              (Unaudited)
Net Asset Value, Beginning
 of Period                    $      8.25     $      9.36      $     10.07     $      10.76     $      9.93     $      10.00
                              -----------     -----------      -----------     ------------     -----------     ------------
Investment Activities:
   Net investment income             0.10            0.07             0.13             0.18            0.07             0.01(c)
   Net realized and
    unrealized gains
    (losses) on investments          0.20           (1.12)           (0.71)           (0.58)           0.94            (0.06)
                              -----------     -----------      -----------     ------------     -----------     ------------
   Total from Investment
    Activities                       0.30           (1.05)           (0.58)           (0.40)           1.01            (0.07)
                              -----------     -----------      -----------     ------------     -----------     ------------
Distributions:
   Net investment income            (0.19)          (0.06)           (0.13)           (0.18)          (0.13)              --
   Net realized gains on
    investment transactions            --              --               --            (0.11)          (0.05)              --
                              -----------     -----------      -----------     ------------     -----------     ------------
   Total Distributions              (0.19)          (0.06)           (0.13)           (0.29)          (0.18)              --
                              -----------     -----------      -----------     ------------     -----------     ------------
Net Asset Value, End of
Period                        $      8.36     $      8.25      $      9.36     $      10.07     $     10.76     $       9.93
                              ===========     ===========      ===========     ============     ===========     ============

Total Return (excludes
 sales charge)                       3.79%(d)      (11.29%)(d)       (5.78%)          (3.78%)         10.20%           (0.70%)(d)

Ratios/Supplementary Data:
   Net Assets at end of
    period (000)              $    24,143     $    21,987      $    23,749     $     23,513     $    18,830     $      7,149
   Ratio of expenses to
    average net assets               1.00%(e)        1.25%/\(e)       1.23%/\          1.34%/\         1.50%/\          1.69%/\(e)
   Ratio of net investment
    income to average net
    assets                           2.29%(e)        1.25%/\(e)       1.40%/\          1.60%/\         1.30%/\          0.81%/\(e)
   Ratio of expenses to
    average net assets*              1.85%(e)        1.64%/\(e)       1.48%/\          1.59%/\         3.47%/\          5.69%/\(e)
   Portfolio turnover                  47%             51%(f)           86%(f)           39%(f)          43%(f)           36%(f)

----------

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
<F2>
/\ These ratios include income and expenses charged from the corresponding Master Portfolio
<F2>
(a) The Funds changed their fiscal year end from February 28 to October 31.
<F3>
(b) The Fund commenced operations on January 4, 1999.
<F4>
(c) Per share net investment income has been calculated using the daily average shares method.
<F5>
(d) Not annualized.
<F6>
(e) Annualized.
<F7>
(f) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See Notes to Financial Statements
                                       18

NestEgg Funds
NestEgg 2020 Fund
Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

                                                                Six months
                                                                   ended
                                                                 April 30,
                                                                  2003 (a)
                                                               ------------
                                                                (Unaudited)

Net Asset Value, Beginning of Period                           $       8.25
                                                               ------------
Investment Activities:
   Net investment income                                               0.17
   Net realized and unrealized gains on investments                    0.11
                                                               ------------
   Total from Investment Activities                                    0.28
                                                               ------------
Distributions:
   Net investment income                                              (0.17)
                                                               ------------
   Total Distributions                                                (0.17)
                                                               ------------
Net Asset Value, End of Period                                 $       8.36
                                                               ============

Total Return (excludes sales charge)                                   3.48%(b)

Ratios/Supplementary Data:
   Net Assets at end of period (000)                           $         40
   Ratio of expenses to average net assets                             1.55%(c)
   Ratio of net investment income to average net assets                0.77%(c)
   Ratio of expenses to average net assets*                            2.33%(c)
   Portfolio turnover                                                    47%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(a) The Funds began offering the Premium Shares on November 1, 2002.
(b) Not annualized.
(c) Annualized.

                       See Notes to Financial Statements
                                       19

NestEgg 2030 Fund
Schedule of Portfolio Investments
April 30, 2003
(Unaudited)

                                                  Shares            Value
                                             ---------------    --------------
INVESTMENT COMPANIES  (99.9%)
iShares MSCI EAFE Index Fund                          13,847    $    1,382,069
iShares Russell 2000 Index Fund                       14,020         1,113,188
iShares Russell 2000 Growth Index Fund                10,352           436,647
iShares S&P 500/BARRA Growth Index Fund               12,495           592,138
iShares S&P MidCap 400 Index Fund                     17,520         1,538,782
Vanguard Institutional Index Fund                     41,595         3,493,611
Vangurad Total Bond Market Index Fund                248,941         2,596,456
American AAdvantage U.S Government
 Money Market Fund (b)                               642,281           642,281
                                                                --------------
TOTAL INVESTMENT COMPANIES                                          11,795,172
                                                                --------------

TOTAL INVESTMENTS
 (Cost $ 11,545,642) (a) - 99.9%                                    11,795,172
Other assets in excess of
 liabilities - 0.1 %                                                    15,345
                                                                --------------
NET ASSETS - 100.0%                                             $   11,810,517
                                                                ==============

------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation          $    254,189
Unrealized depreciation                (4,659)
                                 ------------
Net unrealized appreciation      $    249,530
                                 ============
(b) Affiliate.

                       See Notes to Financial Statements
                                       20

NestEgg Funds
NestEgg 2030 Fund
Statement of Assets and Liabilities

                                                                April 30,
                                                                  2003
                                                               (Unaudited)
Assets:
Investments, at value (cost $10,903,361)                      $ 11,152,891
Investment in affiliates,
 at value (cost $642,281 )                                         642,281
                                                              ------------
   Total Investments                                            11,795,172
                                                              ------------
Interest and dividends receivable                                   10,511
Receivable for capital shares issued                                 4,388
Receivable due from Investment Advisor                               1,784
Prepaid Expenses and other assets                                    4,609
                                                              ------------
Total Assets                                                    11,816,464
                                                              ------------
Liabilities:
Accrued expenses and other payables:
   Investment advisory fees                   $      1,580
   Administration fees                               1,858
   Service organization fees                         2,323
   Custodian fees                                      186
                                              ------------
Total Liabilities                                                    5,947
                                                              ------------
Net Assets                                                    $ 11,810,517
                                                              ============
Net Assets consist of:
Capital                                                         14,457,325
Accumulated net investment loss                                    (96,994)
Accumulated net realized losses
 from investment transactions                                   (2,799,344)
Unrealized appreciation from investments                           249,530
                                                              ------------
Net Assets                                                    $ 11,810,517
                                                              ============
Service Shares:
   Net Assets                                                 $ 11,783,965
   Shares outstanding                                            1,478,560
   Redemption price per share                                 $       7.97
                                                              ============
Premium Shares:
   Net Assets                                                 $     26,552
   Shares outstanding                                                3,335
   Redemption price per share                                 $       7.96
                                                              ============
Maximum Sales Load - Premium Shares                                   1.50%
                                                              ------------
Maximum Offering Price Per Premium Share
 (100%/(100%-Maximum Sales Charge) of
 net asset value adjusted
 to the nearest cent)                                         $       8.08
                                                              ============

                       See Notes to Financial Statements
                                       21

NestEgg Funds
NestEgg 2030 Fund
Statement of Operations
                                                                  Six months
                                                                  ended April
                                                                    30, 2003
                                                                  (Unaudited)
Investment Income:
   Dividend income                                               $     149,202
   Dividend income from affiliates                                       3,769
                                                                 -------------
Total Investment Income                                                152,971
                                                                 -------------

Expenses:
   Investment advisory fees                       $     37,844
   Administration fees                                  10,813
   12b-1 Service Class                                  13,514
   12b-1 Premium Class                                       5
   Service organization Service Class                   13,514
   Service organization Premium Class                        2
   Accounting fees                                       8,679
   Audit fees                                            6,262
   Custodian fees                                        1,081
   Transfer agent fees                                   4,999
   Other fees                                            9,313
                                                  ------------
Total expenses before fee reductions                                   106,026
   Expenses reduced by the Investment
    Advisor                                                            (37,881)
   Expenses reduced by the Distributor                                 (13,516)
                                                                 -------------
   Net Expenses                                                         54,629
                                                                 -------------
Net Investment Income                                                   98,342
                                                                 -------------

Realized/Unrealized Gains from Investments:
Net realized gains from investment
 transactions                                                           70,761
Change in unrealized appreciation/depreciation
 from investments                                                      254,572
                                                                 -------------
Net realized/unrealized gains from investments                         325,333
                                                                 -------------
Change in Net Assets Resulting from
 Operations                                                      $     423,675
                                                                 =============

                       See Notes to Financial Statements
                                       22

NestEgg Funds
NestEgg 2030 Fund
Statements of Changes in Net Assets

                                                   Six months     Eight month
                                                      ended       period ended    Year ended
                                                    April 30,     October 31,    February 28,
                                                      2003           2002            2002
                                                  ------------   -------------   ------------
                                                  (Unaudited)
From Investment Activities:
Operations:
   Net investment income                          $     98,342   $      67,183   $     87,890
   Net realized gains (losses) from
    investment transactions                             70,761      (2,788,449)      (706,540)
   Change in unrealized
    appreciation/depreciation from investments         254,572       1,033,521       (354,601)
                                                  ------------   -------------   ------------
Change in net assets resulting from operations         423,675      (1,687,745)      (973,251)
                                                  ------------   -------------   ------------
Distributions to Service Class Shareholders:
   From net investment income                         (223,507)        (45,902)       (95,830)
   From net realized gain on investment                     --              --        (49,314)
Distributions to Premium Class Shareholders:
   From net investment income                              (17)             --             --
                                                  ------------   -------------   ------------
Change in net assets from shareholder
 distributions                                        (223,524)        (45,902)      (145,144)
                                                  ------------   -------------   ------------
Capital Share Transactions:
Change in net assets from capital share
 transactions                                        1,133,898         906,568      1,526,358
                                                  ------------   -------------   ------------
Change in net assets                                 1,334,049        (827,079)       407,963
Net Assets:
   Beginning of period                              10,476,468      11,303,547     10,895,584
                                                  ------------   -------------   ------------
   End of period                                  $ 11,810,517   $  10,476,468   $ 11,303,547
                                                  ============   =============   ============

                       See Notes to Financial Statements
                                       23

NestEgg Funds
NestEgg 2030 Fund
Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

                                      Six months      Period
                                        ended          ended         Year ended     Year ended     Year ended     Year ended
                                       April 30,      October         February       February       February       February
                                        2003         31,2002(a)       28, 2002       28, 2001       28, 2000      28,1999(b)
                                      ----------     ----------      ----------     ----------     ----------     ----------
                                      (Unaudited)
Net Asset Value, Beginning
 of Period                            $     7.84     $     9.17      $    10.18     $    11.02     $     9.92     $    10.00
                                      ----------     ----------      ----------     ----------     ----------     ----------
Investment Activities:
   Net investment income                    0.07           0.05            0.08           0.09           0.07           0.00**
   Net realized and unrealized gains
    (losses) on investments                 0.22          (1.35)          (0.97)         (0.79)          1.14          (0.08)
                                      ----------     ----------      ----------     ----------     ----------     ----------
      Total from Investment
       Activities                           0.29          (1.30)          (0.89)         (0.70)          1.21          (0.08)
                                      ----------     ----------      ----------     ----------     ----------     ----------
Distributions:
   Net investment income                   (0.16)         (0.03)          (0.08)         (0.09)         (0.06)            --
   Net realized gains on investment
    transactions                              --             --           (0.04)         (0.05)         (0.05)            --
                                      ----------     ----------      ----------     ----------     ----------     ----------
      Total Distributions                  (0.16)         (0.03)          (0.12)         (0.14)         (0.11)            --
                                      ----------     ----------      ----------     ----------     ----------     ----------
Net Asset Value, End of Period        $     7.97     $     7.84      $     9.17     $    10.18     $    11.02     $     9.92
                                      ==========     ==========      ==========     ==========     ==========     ==========

Total Return (excludes sales charge)        3.65%(c)     (14.04%)(c)      (8.74%)        (6.42%)        12.28%         (0.80%)(c)

Ratios/Supplementary Data:
   Net Assets at end of period (000)  $   11,784     $   10,476      $   11,304     $   10,896     $    7,371     $    1,198
   Ratio of expenses to average
    net assets                              1.00%(d)       1.27%/\(d)      1.36%/\        1.49%/\        1.49%/\        1.50%/\(d)
   Ratio of net investment income to
    average net assets                      1.82%(d)       0.91%/\(d)      0.80%/\        0.79%/\        0.72%/\        0.40%/\(d)
   Ratio of expenses to average net
    assets*                                 1.96%(d)       1.67%/\(d)      1.68%/\        1.91%/\        2.48%/\       17.19%/\(d)
   Portfolio turnover                         57%            51% (e)         53%(e)         27%(e)         26%(e)       0.19%(e)

----------

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
<F2>
**  The amount is less than $0.005
<F3>
/\   These ratios include income and expenses charged from the corresponding
    Master Portfolio
<F4>
(a) The Funds changed their fiscal year end from February 28 to October 31.
<F5>
(b) The Fund commenced operations on January 4, 1999.
<F6>
(c) Not annualized.
<F7>
(d) Annualized.
<F8>
(e) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See Notes to Financial Statements
                                       24

NestEgg Funds
NestEgg 2030 Fund
Financial Highlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

                                                             Six months
                                                               ended
                                                             April 30,
                                                              2003 (a)
                                                            ------------
                                                            (Unaudited)

Net Asset Value, Beginning of Period                        $       7.84
                                                            ------------
Investment Activities:
   Net investment income                                            0.13
   Net realized and unrealized gains on investments                 0.13
                                                            ------------
      Total from Investment Activities                              0.26
                                                            ------------
Distributions:
   Net investment income                                           (0.14)
   Net realized gains on investment transactions                      --
                                                            ------------
      Total Distributions                                          (0.14)
                                                            ------------
Net Asset Value, End of Period                              $       7.96
                                                            ============

Total Return (excludes sales charge)                                3.59%(b)

Ratios/Supplementary Data:
   Net Assets at end of period (000)                        $         27
   Ratio of expenses to average net assets                          1.55%(c)
   Ratio of net investment income to average net assets             1.00%(c)
   Ratio of expenses to average net assets*                         2.66%(c)
   Portfolio turnover                                                 57%

----------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
**  The amount is less than $0.005
/\ These ratios include income and expenses charged from the corresponding Master Portfolio
(a) The premium shares commenced on November 1, 2002.
(b) Not annualized.
(c) Annualized.

                       See Notes to Financial Statements
                                       25

NestEgg 2040 Fund
Schedule of Portfolio Investments
April 30, 2003
(Unaudited)

                                                      Shares          Value
                                                   ------------    ------------
INVESTMENT COMPANIES (100.0%)
iShares MSCI EAFE Index Fund                             15,836    $  1,580,591
iShares Russell 2000 Index Fund                          16,030       1,272,782
iShares Russell 2000 Growth Index Fund                   11,957         504,346
iShares S&P 500/BARRA Growth Index Fund                  14,287         677,061
iShares S&P MidCap 400 Index Fund                        20,032       1,759,411
Vanguard Institutional Index Fund                        48,297       4,056,469
Vanguard Total Bond Market Index Fund                    65,627         684,497
American AAdvantage U.S. Government
 Money Market Fund (b)                                  588,054         588,054
                                                                   ------------
TOTAL INVESTMENT COMPANIES                                           11,123,211
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $ 10,857,151) (a) - 100.0%                                    11,123,211
Other assets in excess of liabilities - 0.0%                              4,673
                                                                   ------------
NET ASSETS-100.0%                                                  $ 11,127,884
                                                                   ============

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation            $  269,698
Unrealized depreciation                (3,338)
                                   ----------
Net unrealized appreciation        $  266,060
                                   ==========
(b) Affiliate.

                        See Notes to Financial Statements
                                       26

NestEgg Funds
NestEgg 2040 Fund
Statement of Assets and Liabilities

                                                                April 30, 2003
                                                                  (Unaudited)

Assets:
Investments, at value (cost $ 10,269,097)                       $    10,535,157
Investment in affiliates, at value
 (cost $ 588,054 )                                                      588,054
                                                                ---------------
   Total Investments                                                 11,123,211
                                                                ---------------
Interest and dividends receivable                                         3,177
Receivable due from Investment Advisor                                    1,508
Prepaid Expenses and other assets                                         5,533
                                                                ---------------
Total Assets                                                         11,133,429
                                                                ---------------
Liabilities:
Accrued expenses and other payables:
   Investment advisory fees                  $         1,473
   Administration fees                                 1,733
   Service organization fees                           2,166
   Custodian fees                                        173
                                             ---------------
Total Liabilities                                                         5,545
                                                                ---------------
Net Assets                                                      $    11,127,884
                                                                ===============
Net Assets consist of:
Capital                                                              14,741,264
Accumulated net investment loss                                         (90,324)
Accumulated net realized losses from
 investment transactions                                             (3,789,116)
Unrealized apreciation from investments                                 266,060
                                                                ---------------
Net Assets                                                      $    11,127,884
                                                                ===============
Service Shares:
   Net Assets                                                   $    11,124,750
   Shares outstanding                                                 1,477,854
   Redemption price per share                                   $          7.53
                                                                ===============
Premium Shares:
   Net Assets                                                   $         3,134
   Shares outstanding                                                       417
   Redemption price per share                                   $          7.52
                                                                ===============
Maximum Sales Charge - Premium Shares                                      1.50%
                                                                ---------------
Maximum Offering Price Per Premium Share
 (100%/(100%-Maximum Sales Charge) of
 net asset value adjusted to the nearest cent)                  $          7.63
                                                                ===============

                       See Notes to Financial Statements
                                       27

NestEgg Funds
NestEgg 2040 Fund
Statement of Operations
                                              Six months ended April 30, 2003
                                                                  (Unaudited)

Investment Income:
   Interest income                                              $             9
   Dividend income                                                      107,388
   Dividend income from affiliates                                        3,647
                                                                ---------------
Total Investment Income                                                 111,044
                                                                ---------------
Expenses:
   Investment advisory fees                  $        33,483
   Administration fees                                 9,567
   12b-1 Service Class                                11,957
   12b-1 Premium Class                                     4
   Service Organization Service Class                 11,957
   Service Organization Premium Class                      2
   Accounting fees                                     8,570
   Audit fees                                          5,498
   Custodian fees                                        956
   Transfer agent                                      4,218
   Other fees                                          8,275
                                             ---------------
Total expenses before fee reductions                                     94,487
   Expenses reduced by the Investment Advisor                           (34,122)
   Expenses reduced by the Distributor                                  (11,959)
                                                                ---------------
   Net Expenses                                                          48,406
                                                                ---------------
Net Investment Income                                                    62,638
                                                                ---------------
Realized/Unrealized Gains from Investments:
Net realized gains from investment
 transactions                                                            78,522
Change in unrealized appreciation/depreciation
 from  investments                                                      271,474
                                                                ---------------
Net realized/unrealized gains from investments                          349,996
                                                                ---------------
Change in Net Assets Resulting from
 Operations                                                     $       412,634
                                                                ===============

                       See Notes to Financial Statements
                                       28

NestEgg Funds
NestEgg 2040 Fund
Statements of Changes in Net Assests

                                                         Six months     Eight month
                                                           ended        period ended     Year ended
                                                          April 30,      October 31,    February 28,
                                                            2003            2002           2002
                                                        ------------    ------------    ------------
                                                        (Unaudited)
From Investment Activities:
Operations:
   Net investment income                                $     62,638    $     41,462    $     18,396
   Net realized gains (losses) from investment
    transactions                                              78,522      (3,167,635)       (953,342)
   Change in unrealized
    appreciation/depreciation from investments               271,474       1,350,125        (303,969)
                                                        ------------    ------------    ------------
Change in net assets resulting from operations               412,634      (1,776,048)     (1,238,915)
                                                        ------------    ------------    ------------
Distributions to Service Class Shareholders:
   From net investment income                               (175,663)         (6,737)        (34,286)
   From net realized gain on investment                           --              --            (651)
Distributions to Premium Class Shareholders:
   From net investment income                                    (16)             --              --
                                                        ------------    ------------    ------------
Change in net assets from shareholder distributions         (175,679)         (6,737)        (34,937)
                                                        ------------    ------------    ------------
Capital Share Transactions:
Change in net assets from capital share transactions       1,731,939         829,832       1,135,956
                                                        ------------    ------------    ------------
Change in net assets                                       1,968,894        (952,955)       (137,896)
Net Assets:
   Beginning of period                                     9,158,990      10,111,945      10,249,841
                                                        ------------    ------------    ------------
   End of period                                        $ 11,127,884    $  9,158,990    $ 10,111,945
                                                        ============    ============    ============

                       See Notes to Financial Statements
                                       29

NestEgg Funds
NestEgg 2040 Fund
Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated

                              Six months        Period
                                 ended           ended         Year ended       Year ended      Year ended       Year ended
                               April 30,      October 31,       February         February        February         February
                                 2003          2002 (a)         28, 2002         28, 2001        28, 2000       28, 1999 (b)
                              -----------     -----------      -----------     ------------     -----------     ------------
                              (Unaudited)
Net Asset Value, Beginning
of Period                     $      7.38     $      8.86      $     10.03     $      11.42     $      9.95     $      10.00
                              -----------     -----------      -----------     ------------     -----------     ------------
Investment Activities:
   Net investment income             0.06            0.03             0.02               --**            --**          (0.01)
   Net realized and
    unrealized gains
    (losses) on investments          0.22           (1.51)           (1.16)           (1.27)           1.52            (0.04)
                              -----------     -----------      -----------     ------------     -----------     ------------
      Total from Investment
       Activities                    0.28           (1.48)           (1.14)           (1.27)           1.52            (0.05)
                              -----------     -----------      -----------     ------------     -----------     ------------
Distributions:
   Net investment income            (0.13)             --**          (0.03)           (0.01)          (0.01)              --
   Net realized gains on
    investment transactions            --              --               --**          (0.11)          (0.04)              --
                              -----------     -----------      -----------     ------------     -----------     ------------
      Total Distributions           (0.13)             --            (0.03)           (0.12)          (0.05)              --
                              -----------     -----------      -----------     ------------     -----------     ------------
Net Asset Value, End of
 Period                       $      7.53     $      7.38      $      8.86     $      10.03     $     11.42     $       9.95
                              ===========     ===========      ===========     ============     ===========     ============
Total Return (excludes
 sales charge)                       3.81%(c)      (16.53%)(c)      (11.37%)         (11.22%)         15.36%           (0.05%)(c)
Ratios/Supplementary Data:
   Net Assets at end of
    period (000)              $    11,125     $     9,159      $    10,112     $     10,250     $     8,028     $        876
   Ratio of expenses to
    average net assets               1.00%(d)        1.27%/\(d)       1.37%/\          1.46%/\         1.48%/\          1.50%/\(d)
   Ratio of net investment
    income to average net
    assets                           1.31%(d)        0.63%/\(d)       0.18%/\         (0.01)%/\       (0.05)%/\        (0.51)%/\(d)
   Ratio of expenses to
    average net assets*              1.98%(d)        1.69%/\(d)       1.72%/\          1.86%/\         2.32%/\         14.00%/\(d)
   Portfolio turnover                  68%             42%(e)           15%(e)           20%(e)          29%(e)           19%(e)
----------

<F1>
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
<F2>
**  The amount is less than $0.005
<F3>
/\ These ratios include income and expenses charged from the corresponding Master Portfolio
<F4>
(a) The Funds changed their fiscal year end from February 28 to October 31.
<F5>
(b) The Fund commenced operations on January 4, 1999.
<F6>
(c) Not annualized.
<F7>
(d) Annualized.
<F8>
(e) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See Notes to Financial Statements
                                       30

NestEgg Funds
NestEgg 2040 Fund
Financial Higlights, Premium Shares

Selected data for a share outstanding throughout the period indicated

                                                                Six months
                                                                   ended
                                                                 April 30,
                                                                   2003
                                                               ------------
                                                                (Unaudited)
Net Asset Value, Beginning of Period                           $       7.38
                                                               ------------
Investment Activities:
  Net investment income                                                0.09
  Net realized and unrealized gains
   (losses) on investments                                             0.17
                                                               ------------
    Total from Investment Activities                                   0.26
                                                               ------------
Distributions:
  Net investment income                                               (0.12)
  Net realized gains on investment transactions                          --
                                                               ------------
    Total Distributions                                               (0.12)
                                                               ------------
Net Asset Value, End of Period                                 $       7.52
                                                               ============
Total Return (excludes sales charge)                                   3.46%(c)
Ratios/Supplementary Data:
  Net Assets at end of period (000)                            $          3
  Ratio of expenses to average net assets                              1.55%(d)
  Ratio of net investment income to
   average net assets                                                  0.61%(d)
  Ratio of expenses to average net assets*                             2.59%(d)
  Portfolio turnover                                                     68%(d)
-----------------------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
**  The amount is less than $0.005
/\ These ratios include income and expenses charged from the corresponding Master Portfolio
(a) The Funds changed their fiscal year end from February 28 to October 31.
(b) The Fund commenced operations on January 4, 1999.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See Notes to Financial Statements
                                       31

NestEgg Funds
Notes to Financial Statements
April 30, 2003
(Unaudited)

1.  Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers eleven diversified series, including the NestEgg Funds. The accompanying financial statements and financial highlights are those of the five NestEgg Funds: the Capital Preservation Fund, the NestEgg 2010 Fund, the NestEgg 2020 Fund, the NestEgg 2030 Fund and the NestEgg 2040 Fund (individually a "Fund", collectively the "NestEgg Funds"). Each Fund offers two classes of shares: Premium Class and Service Class.

As of October 31, 2002, the NestEgg Funds redeemed their interests in the Master Investment Portfolios and invested in various underlying funds in a Fund of Funds structure, approved by shareholders of each Fund. Prior to October 31, 2002, each Fund seeked to achieve its objective by investing its investable assets in a corresponding series of the Master Investment Portfolio: LifePath Income Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio (each a "Master Portfolio"). Each Master Portfolio had a substantially similar investment objective as the corresponding NestEgg Fund.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the NestEgg Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Prior to October 31, 2002, each NestEgg Fund recorded its investment in the Master Portfolio at value. The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing policies approved by the Master Portfolio's Board of Directors.

The Funds' investment in the underlying funds are valued at their net asset value as reported by the underlying funds.

Transaction Dates

Share transactions are recorded on the trade date. Dividend income and realized gain distributions from underlying funds are recognized on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are similarly recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Investment income and expenses

Prior to October 31,2002 the Funds recorded daily their proportionate share of the Master Portfolios' income, expenses, realized and unrealized gains and losses. Expenses that are directly related to one of the Funds were charged directly to that Fund. Other operating expenses for the Trust were prorated to all the Funds on the basis of relative net assets.

NestEgg Funds
Notes to Financial Statements, Continued
April 30, 2003
(Unaudited)

Distributions to Shareholders

The Funds declare and pay dividends from net investment income quarterly. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  Investment Advisory, Administration, and Distribution Agreements:

The Trust and INTRUST Financial Services, Inc. (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee up to 0.15% of the average daily net assets of each NestEgg Fund when the Fund invests all of its investable assets in an investment company. This fee is computed daily and paid monthly. The investment advisory agreement for the NestEgg Funds also provides for an investment advisory fee up to 0.70% of the average daily net assets of the Fund if the Fund does not invest all of its assets in an investment company. The advisory fee of 0.15% payable to INTRUST maybe further reduced by a contractual fee waiver to the extent total fund operating expenses exceeded 1.55%, on an annual basis, of the applicable Fund's assets.

The Adviser, under sub-adviser agreement with LaJolla Economics (the "Sub-Adviser") pays the Sub-Adviser a fee of 0.02%, on an annual basis, of each funds daily net assets for certain adviser services provided to the Fund.

Prior to October 31, 2002, when the Funds were investing in Master Portfolios, an annual advisory fee of 0.35% was paid at the Master Portfolio level, for each of the Funds.

The Trust and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee of 0.20 % that is computed daily and paid monthly, based on each NestEgg Funds' average daily net assets, subject to an annual minimum. As of April 30, 2003, BISYS Inc. serves as Transfer Agent and Fund Accountant.

The Trust and BISYS Fund Services (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each Fund is subject to a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan, the Fund will pay the Distributor up to an annual rate of 0.25% of the average daily net assets of the Service Class shares of the Funds and 0.75% of the average daily net assets of the Premium Class shares of the Funds. As of and for the semi-annual period ended April 30, 2003, all of the distribution fees have been waived or reimbursed.

Other financial organizations ("Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Funds' shares attributable to the applicable class. No payments have been made to the Service Organization.

Fees may be reduced to assist the Funds in maintaining more competitive expense ratios.

NestEgg Funds
Notes to Financial Statements, Continued
April 30, 2003
(Unaudited)

4.  Shares of Beneficial Interest:

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. Beginning November 1, 2002 the Funds began selling a Premium Class of Shares. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

NestEgg Funds
Notes to Financial Statements, continued
April 30, 2003

5. Capital Share Transactions
   Transactions in shares of the Funds are summarized below:

                                       NestEgg Capital Preservation
                                                   Fund                      NestEgg 2010 Fund               NestEgg 2020 Fund
                                       ----------------------------    ----------------------------    ----------------------------
                                        Six months                      Six months                      Six months
                                          Ended        Period ended       Ended        Period ended       Ended        Period ended
                                         April 30,      October 31,      April 30,      October 31,      April 30,      October 31,
                                           2002          2002 (a)          2002          2002 (a)          2002          2002 (a)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Capital Transactions:
Class A Shares:
   Proceeds from shares issued         $  1,254,612    $    656,248    $  1,341,272    $  1,349,670    $  3,130,287    $  4,655,933
   Dividends reinvested                     140,992          63,547         367,474         126,538         523,433         143,894
   Cost of shares redeemed                 (410,982)       (738,097)       (923,293)     (2,163,864)     (1,846,108)     (3,681,662)
                                       ------------    ------------    ------------    ------------    ------------    ------------
      Class A Share Transactions       $    984,622    $    (18,302)   $    785,453    $   (687,656)   $  1,807,612    $  1,118,165
                                       ------------    ------------    ------------    ------------    ------------    ------------
Class B Shares:
   Proceeds from shares issued         $      1,554    $         --    $      1,265    $         --    $     41,483    $         --
   Dividends reinvested                          23              --              23              --              21              --
   Cost of shares redeemed                       (1)             --              (6)             --          (2,805)             --
                                       ------------    ------------    ------------    ------------    ------------    ------------
      Class B Share Transactions       $      1,576    $         --    $      1,282    $         --    $     38,699    $         --
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) from capital
 transactions                          $    986,198    $    (18,302)   $    786,734    $   (687,656)   $  1,846,311    $  1,118,165
                                       ============    ============    ============    ============    ============    ============

Share Transactions:
Class A Shares:
   Issued                                   132,239          68,098         150,289         144,421         383,128         515,864
   Reinvested                                15,012           6,558          41,681          13,403          64,792          16,281
   Redeemed                                 (43,298)        (76,383)       (103,277)       (225,004)       (224,286)       (404,844)
                                       ------------    ------------    ------------    ------------    ------------    ------------
      Change in Class A Shares              103,953          (1,727)         88,693         (67,180)        223,634         127,301
                                       ------------    ------------    ------------    ------------    ------------    ------------
Class B Shares:
   Issued                                       164              --             141              --           5,097              --
   Reinvested                                     3              --               3              --               3              --
   Redeemed                                      --              --              (1)             --            (353)             --
                                       ------------    ------------    ------------    ------------    ------------    ------------
      Change in Class B Shares                  167              --             143              --           4,747              --
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) from share
 transactions                               104,120          (1,727)         88,836         (67,180)        228,381         127,301
                                       ============    ============    ============    ============    ============    ============

<F1>
(a)  The Funds changed their fiscal year end from February 28 to October 31.

NestEgg Funds
Notes to Financial Statements, continued
April 30, 2003

Capital Share Transactions,continued
  Transactions in shares of the Funds are summarized below:

                                            NestEgg 2030 Fund                NestEgg 2040 Fund
                                       ----------------------------    ----------------------------
                                        Six months                      Six months
                                          Ended        Period ended       Ended        Period ended
                                        April 30,      October 31,       April 30,      October 31,
                                          2002           2002 (a)          2002           2002 (a)
                                       ------------   -------------    ------------    ------------
Capital Transactions:
Class A Shares:
   Proceeds from shares issued         $  1,815,502   $   1,968,094    $  2,327,988    $  2,080,015
   Dividends reinvested                     223,507          45,902         175,646           6,737
   Cost of shares redeemed                 (931,367)     (1,107,428)       (774,741)     (1,256,920)
                                       ------------   -------------    ------------    ------------

      Class A Share Transactions       $  1,107,642   $     906,568    $  1,728,893    $    829,832
                                       ------------   -------------    ------------    ------------
Class B Shares:
   Proceeds from shares issued         $     29,232   $          --    $      3,041    $         --
   Dividends reinvested                          17              --              16              --
   Cost of shares redeemed                   (2,993)             --             (11)             --
                                       ------------   -------------    ------------    ------------
      Class B Share Transactions       $     26,256   $          --    $      3,046    $         --
                                       ------------   -------------    ------------    ------------
Net increase (decrease)
 from capital transactions             $  1,133,898   $     906,568    $  1,731,939    $    829,832
                                       ============   =============    ============    ============
Share Transactions:
Class A Shares:
   Issued                                   233,564         227,018         320,206         248,508
   Reinvested                                29,245           5,412          24,518             878
   Redeemed                                (119,881)       (129,668)       (107,150)       (150,629)
                                       ------------   -------------    ------------    ------------
      Change in Class A Shares              142,928         102,762         237,574          98,757
                                       ------------   -------------    ------------    ------------

Class B Shares:
   Issued                                     3,706              --             414              --
   Reinvested                                     2              --               2              --
   Redeemed                                    (373)             --              --              --
                                       ------------   -------------    ------------    ------------
      Change in Class B Shares                3,335              --             416              --
                                       ------------   -------------    ------------    ------------
Net increase (decrease)
 from share transactions                    146,263         102,762         237,990          98,757
                                       ============   =============    ============    ============

<F1>
(a) The Funds changed their fiscal year end from February 28 to October 31.

NestEgg Funds
Notes to Financial Statements, continued
April 30, 2003
(Unaudited)

Management of Trustees

------------------------------------------------------------------------------------------------------------------------
                                Position, Term of
                                Office and Length
Name, Date of Birth (Age)      of Time Served with          Principal Occupation(s) During Past 5 Years and Other
and Address                        the Trust                           Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES                   Term
                                      ----
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement
Phillip J. Owings (Age: 57)      Trustee since        President and Division Manager Sungard Wealth Management Services,
8200 Thorn Drive, Suite 125      8/29/00              LLC, (2001-present); formerly, Executive Vice President of INTRUST
Wichita, Kansas 67226                                 Bank, (1996-2001).
------------------------------------------------------------------------------------------------------------------------
Rodney D. Pitts (Age: 42)        Trustee since        Senior Vice President of INTRUST Bank N.A.; formerly Vice
105 North Main Street            9/24/01              President Nationsbank, N.A.
Wichita, Kansas 67202
------------------------------------------------------------------------------------------------------------------------
Troy Jordan (Age: 40)            Trustee since        Senior Vice President of INTRUST Bank N.A.
105 North Main Street            9/24/01
Wichita, Kansas 67202
------------------------------------------------------------------------------------------------------------------------
Ronald L. Baldwin (Age: 48)      Trustee since        Director  INTRUST Financial Services, Inc.; President and Chief
105 North Main Street            8/29/00              Operating Officer of  INTRUST Bank N.A.
Wichita, Kansas 67202
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES               Term
                                      ----
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement
------------------------------------------------------------------------------------------------------------------------
Terry L. Carter (Age: 54)         Trustee since       Senior Vice President of QuickTrip Corporation
1235 East 26/th/ Street           11/25/96
Tulsa, Oklahoma 74114
------------------------------------------------------------------------------------------------------------------------
Thomas F. Kice (Age: 53)         Trustee since        President of Kice Industries, Inc.
1150 Woodridge Dr.               11/25/96
Wichita, Kansas 67206
------------------------------------------------------------------------------------------------------------------------
George Mileusnic (Age: 48)       Trustee since        Chief Financial Officer of Caribou Coffee (2001-present). Chief
9422 Cross Creek                 11/25/96             Financial Officer of Dean & Deluca (2000-2001). Executive Vice
Wichita, Kansas 67206                                 President of The Coleman Company (9/89-9/98).
------------------------------------------------------------------------------------------------------------------------
John J. Pileggi (Age: 48)        Trustee since        Chairman of the Board of Trustees. President and Chief Executive
Two Hopkins Plaza                11/25/96             Officer, Mercantile Capital Advisors Inc. Formerly, President and
PO Box 2257, 10/th/ Floor                             Chief Executive Officer, President and PLUSFunds.com (2000-2002).
Baltimore, Maryland 21203                             Formerly, President and CEO of ING Mutual Fund Management Co. LLC
                                                      (1998-2000). Formerly, Director of Furman Selz LLC (1998-1998).
------------------------------------------------------------------------------------------------------------------------
Peter Ochs (Age: 49)             Trustee since        Manager of Ochs & Associates, Inc.
319 South Oak Street             9/24/01
Wichita, Kansas 67213
------------------------------------------------------------------------------------------------------------------------

NestEgg Funds
Notes to Financial Statements, continued
April 30, 2003
(Unaudited)

Management of Trustees, continued

------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
                                      Term
                                      ----
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*

George Stevens (Age: 50)         President since      Vice President, BISYS Funds Services Ohio, Inc. since 1998; Client
                                 12/19/02             Services Manager, BISYS Fund Services Ohio, Inc. (1996-1998).

Trent Statczar (Age: 31)         Treasurer since      Director of Financial Services of BISYS Fund Services
                                 4/29/02              (2000 - present). Employed by BISYS (1993-present).

Curtis Barnes  (Age: 49)         Secretary since      Vice President, BISYS Fund Services, Inc., 1995-present.
                                 12/6/02

Karen Blair (Age: 36)            Vice President       Director, Client Services, BISYS Fund Services, Inc.,
                                 since 12/6/02        1997-present.

Tom Gangel (Age: 47)             Vice                 President, INTRUST Financial Services, Inc.
                                 President
                                 since 8/22/02
------------------------------------------------------------------------------------------------------------------------

     The Trust has an Audit Committee, consisting of Messrs. Carter, Kice, Mileusnic, Pileggi, and Ochs. Each of the members of the committee are not "interested persons" of the Trust as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with INTRUST on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.

     The Trust also has a Nominating Committee that is comprised of the non-interested Trustees. The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board.

Item 2. Code of Ethics.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. Not applicable -- only effective for annual reports with periods ending on or after July 15, 2003.

Item 3. Audit Committee Financial Expert.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

             (i) Has at least one audit committee financial expert serving on its audit committee; or

             (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

             (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

             (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable -- only effective for annual reports with periods ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable -- only effective for annual reports with periods ending on or after December 15, 2003.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable -- only effective for annual reports with period ending on or after July 15, 2003 for closed-end management investment companies.

Item 8. [Reserved]

Item 9. Controls and Procedures.

     (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There are no significant deficiencies or material weaknesses in the registrant's internal controls as of the date of their most recent evaluation, and there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation.

Item 10. Exhibits.

     File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Trent Statczar         Trent Statczar, Treasurer
                         -------------------------------------------------------

Date June 26, 2003
    -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Trent Statczar          Trent Statczar, Treasurer
                         -------------------------------------------------------

Date June 26, 2003
    -----------------

By (Signature and Title)*  /s/ George Stevens         George Stevens, President
                         -------------------------------------------------------

Date June 26, 2003
    -----------------

* Print the name and title of each signing officer under his or her signature.